UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

ITEM 1.      REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

SEMI-ANNUAL REPORT

ALL AMERICA FUND
EQUITY INDEX FUND
MID-CAP EQUITY INDEX FUND
AGGRESSIVE EQUITY FUND
SMALL CAP VALUE FUND
SMALL CAP GROWTH FUND
BOND FUND
MONEY MARKET FUND

JUNE 30, 2007

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

Mutual of America Institutional Funds, Inc.
320 Park Avenue, New York, New York 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Semi-Annual Report for the six months ended June 30, 2007. This Semi-Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during the first half of 2007.

The first half of 2007 was generally a good period for domestic equities, but a labored one for bonds. The S&P 500® Index advanced 6.96%, the Russell Mid-Cap® Index increased by 9.90%, and the Russell 2000® Index was up 6.45%. In contrast, the Lehman Brothers US Aggregate Bond Index® was up only 0.97%, as interest rates rose dramatically from the end of April through the end of June. The early-summer back-up in rates was a response to economic data that suggested the economy was beginning to accelerate after several quarters of below-par growth. Subsequently, rates have retraced that advance, as general concerns about the credit markets, and specific concerns about the housing and mortgage markets, kindled fears of a financial crisis and/or recession.

At mid-year, the pivot point of debate among investors in the U.S. continued to be whether the next move by the Federal Reserve (the "Fed") would be to raise or lower interest rates. Implicit is the question of whether the domestic economy's recent sluggish pace portends a slide into a recession as consumers reduce spending in the face of falling home prices and high fuel prices, or only a slowdown in growth successfully engineered by the Fed through its 425 basis-point increase in the Fed Funds rate over the past two years.

Our current expectation is that recession will be avoided and growth will begin to accelerate modestly over the fourth quarter of 2007, continuing well into 2008.

The first half of 2007, however, witnessed several "bumps in the road" that increase the risks on the downside. The first rumblings of trouble occurred in the sub-prime mortgage markets during the first quarter of 2007.

Sub-prime lending is a general term that refers to the practice of making loans to borrowers who do not qualify for favorable loan rates because of problems with their credit. Sub-prime loans or mortgages are risky for both creditors and debtors because of the combination of high interest rates, bad credit history, and murky financial situations often associated with sub-prime applicants.

Early in the first quarter, several mortgage brokers either went bankrupt or were forced to sell their loans at significant discounts, as delinquency and default rates rose rapidly. Then, in the second quarter, continued fallout from sub-prime mortgage problems led to the near collapse of two Bear Stearns hedge funds that were heavily invested in bonds backed by sub-prime loans. Finally, a week and a half after the end of the second quarter of 2007, the bond rating agencies acknowledged that their original ratings on many bonds backed by sub-prime loans had been overly optimistic and were being downgraded to levels that better reflected their risk.

A long-standing and well-discussed concern regarding the speculative aspects of the mortgage boom of the past half-decade has been the potential negative economic implications, namely, the rising likelihood that consumers would reduce spending because of fear over falling real estate values, and thus, net worth, as well as the impact from rising mortgage payments. Given that consumer spending represents two-thirds of the domestic economy, any slowdown in consumer expenditures carries the potential to create a recession.

However, a recession could also be precipitated by a financial crisis caused by the implosion of value in the billions of dollars of sub-prime-backed debt held by mutual funds, hedge funds, and other asset managers. Unlike the Long Term Capital Management ("LTCM") meltdown in 1998, which involved a single firm whose highly leveraged investment posture proved unable to endure a rapid rise in interest rates, sub-prime bonds have been widely disseminated across thousands of investment funds. Also, unlike the LTCM situation, where the securities in question were U.S. Treasury and other government bonds with easily determined market values, structured debt products containing sub-prime bonds do not trade in a large, visible public market. As a result, determining the value of these products is unclear at best.

That means that any selling panic could result in surprisingly large losses in various corners of the financial community, including brokerage firms, banks, and money management firms. The major consequence for both the markets and the economy of such a systemic event would be a rise in risk aversion and rapid evaporation of the financial liquidity that has fueled both securities markets and the global economy over the past few years. While such a scenario is scary, our belief is that there is a low probability that it will occur, based on a number of reasons.

First, the problems with the housing market have been somewhat anticipated. Many Wall Street strategists have been discussing the inevitability of a housing correction for two years, citing the easy credit conditions that fueled housing speculation.

Second, as the anticipated problems have begun to surface, those with a vested interest in maintaining stability within the financial markets have begun to "self regulate." For instance, better capitalized brokers and banks have absorbed the first wave of losses by buying the soured debt at discount prices, or taking the hit to their own equity. Some mortgage lenders are calling clients with adjustable-rate mortgages and granting deferrals in upward rate adjustment or offering favorable terms for conversion to fixed rate mortgages to help keep more stressed borrowers solvent.

Third, while nothing specific has been done, Congress has begun to mobilize to prepare a response to the potential negative consequences for homeowners, and Federal financial services regulatory agencies have started forcing lenders to tighten credit standards.

Finally, the Fed has been paying close attention to this issue as it has unfolded. Having raised short-term rates 425 basis points in the past two years, they have the capability to lower rates swiftly and dramatically if the worst-case scenario unfolds.

While the sub-prime issue is the most obvious crack in the story of the economic and market recovery witnessed over the past several years, there are also other signs of potential trouble.

Private equity deals have provided substantial support to stock markets over the past couple of years. The primary driver of this phenomenon has been the difference between a low cost of capital provided by historically low interest rates and higher returns being offered by undervalued stocks of public companies.

During the second quarter of 2007, long-term rates increased 75 basis points, substantially reducing the spread between the cost of borrowing and the returns on equity. At the same time, bond investors have become less willing to lend money under the essentially "no protection" terms that private equity firms had been able to extract during the early stages of this leveraged buyout cycle.

In fact, in June, several deals were delayed or deferred while, at least in one instance, the underwriters got left holding the proverbial bag when no one showed up for the bond offering. The one underlying theme that is the same in this situation as with the one in the sub-prime market is increased risk aversion and reduced liquidity.

During this period of turbulence, both the stock and bond markets have remained in a trading range, with bond prices decidedly having more of a negative bias as rates have shifted upward. As we've noted in other publications, markets normally mark time and become somewhat more volatile when uncertainty, or risk, increases. There is an old Wall Street adage that states: "Markets always climb a wall of worry." The implication is that the greatest danger tends to exist when no one seems worried and people are willing to pay any price for assets. We've seen something like that in the now-dissipating housing "bubble," and the even more dramatic "tech bubble" of the late 1990's.

The major offsets to the concerns discussed above, however, are many and varied.

First, the global economic recovery remains robust, driven by China and the rest of Asia, followed by Europe and the oil-producing countries of the Middle East and Russia. Latin America has also shown continuing growth.

Second, while the United States economic recovery is clearly in slowdown (growth in gross domestic product has been less than 3.0% in each of the last five quarters), most key indicators remain healthy. These indicators include production, capital investment, corporate profit and cash flow generation, employment, and inflation.

Most of the drag in the U.S. is coming from weak housing and automobile manufacturing, as well as net exports, although the weakening dollar is beginning to help on the trade front. While investors have been concerned that consumers would curtail spending because of housing market troubles and high oil prices, so far we've seen only a modest retrenchment.

A third factor supporting optimism about future prospects for financial markets is the fact that global interest rates remain historically low, despite the fact that their direction has been decidedly upward of late. However, as noted previously, despite the increases, monetary authorities have room to lower rates in the event of financial dislocation or an unexpected slowdown in growth.

Finally, global financial liquidity remains abundant despite some isolated instances where the spigot has been tightened a bit recently (i.e., U.S. mortgages and private equity deals). One source of this liquidity, noted above, is the tremendous cash flow generation of global corporations based on productivity gains, restrained capital spending, and cost controls.

Another is the tremendous growth in "sovereign capital" generated by burgeoning trade surpluses in Asian nations, benefiting from competitive advantages of low labor costs as well as windfall profits, to oil-producing nations benefiting from high oil and gasoline prices.

When all is said and done, we believe that the positives outweigh the negatives.

Historically, financial crises don't cause recessions. That's because monetary authorities aggressively lower interest rates, thereby injecting huge amounts of liquidity into the system in order to keep it running.

Monetary authorities usually create recessions when they go too far in raising rates as they attempt to slow growth, tame inflation, and/or control "bubbles." The current environment surely has several elements that portend volatility and disruption, but we believe that the combination of strong global economic growth and ample liquidity will continue to fuel further equity appreciation in the markets of the U.S. and other developed countries. Bond markets will likely struggle as rates continue to move up gradually to prevent excessive growth and temper inflationary pressures, and as corporate bond spreads begin to widen from historically low levels as the credit cycle matures.

We do not foresee, however, sudden and dramatic upward shifts in bond rates that would precipitate a financial crisis. Additionally, one positive aspect of increased rates would be higher reinvestment rates than have prevailed in a long time.

While the current expansion is moving into a more mature phase, with the expected attendant problems of an aging cycle, we believe that the global and domestic economies, as well as most financial markets, will remain sound and provide further positive returns through the remainder of 2007 and into 2008.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2007

All America Fund	+ 7.07%
Equity Index Fund	+ 6.89%
Mid-Cap Equity Index Fund	+11.88%
Aggressive Equity Fund	+ 9.10%
Small Cap Value Fund (1)	+ 2.76%
Small Cap Growth Fund (1)	+ 4.10%
Bond Fund	+ 1.08%
Money Market Fund	+ 2.58%

(1) For the period May 1, 2007 (commencement of operations) to June 30, 2007.

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results. Such information does not reflect the deduction of taxes that shareholders may pay on fund distributions or the redemption of fund shares.

The pages which immediately follow are brief discussions of each Fund's historical performance compared to an appropriate benchmark.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 with the remaining 40% actively managed, using four different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed between large cap and small cap stocks, while the small cap portion is approximately equally weighted between small cap value and small cap growth stocks.

For the six-month period ended June 30, 2007, the S&P 500 Index registered a total return of 6.96%, while the Russell 2000 (representative of the small-cap universe) advanced 6.45%. The Russell Small Cap Growth Index increased 9.33% and the Russell Small Cap Value Index increased 3.80%.

The All America Fund's return for the six months ended June 30, 2007 was 7.07% versus the benchmark return of 6.96%. This outperformance of the Fund derived entirely from the significant outperformance of the small-cap value component of the fund versus its benchmark.

Note that the All America Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had a total return of 6.96% for the first six months of 2007. Several sectors posted double-digit returns. Energy was the best performer with a total return of 17.26% continuing the strong rally that began in 2006. Industrials posted a total return of 10.98%, benefiting from the strong returns from the education companies which rebounded as the industry put previous problems behind it and increased enrollment as people sought to improve their skills in a tight labor market. The Materials sector also had a double-digit return of 16.42% as agricultural equipment companies benefited from ethanol production as an alternative energy source. The Financial sector closed the first two quarters modestly in the red with a total return of -0.82% as sub-prime worries crept into the stocks.

The Equity Index Fund's performance for the six months ended June 30, 2007 was 6.89%, in line with the benchmark return of 6.96%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400 Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 regained its lead over the S&P 500 by almost double with a return of 11.98%. During the first half of 2007, the story was similar to the S&P 500 with Energy having the highest sector total return of 24.73%, followed closely by the Materials and Industrials segments. Energy continued its rally from 2006 with higher oil prices. Materials, with a total return of 23.44%, benefited from ethanol being sought after as an alternative energy source driving equipment manufacturers higher. All sectors in the S&P 400 had positive returns for the period.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2007 was 11.88%, in line with the 11.98% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

AGGRESSIVE EQUITY FUND

The objective of the Aggressive Equity Fund is to generate capital appreciation by investing in a combination of small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

For the six months ended June 30, 2007, the small-cap Russell 2000 Index modestly underperformed the large cap S&P 500 index but significantly underperformed the Russell Midcap Index. Within small caps, growth significantly outperformed value.

Over the six months ended June 30, 2007, the Aggressive Equity Fund returned 9.10% versus the 6.45% return for the Russell 2000® Index. This outperformance was entirely due to the significant outperformance of the small cap value component of the Fund versus its benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000 Value® Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market. The inception date of the Fund was May 1, 2007.

For the two month inception period ending June 30, 2007, the Fund returned 2.76% versus a 1.25% return for the benchmark. The majority of the strong outperformance is due to stock selection. Sectors contributing the most to performance included Industrials, Technology and Real Estate Investment Trusts (REITS). The sectors detracting from performance included Finance, Utilities and Consumer Cyclical.

Looking forward, the portfolio is generally positioned for a steady economy. We believe that mergers and acquisition activity will still be a driving force in various sectors of the small cap asset class. We are less bullish on Finance and REITs, as we believe that credit quality issues will continue to plague these segments.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The inception date of the Fund was May 1, 2007.

For the inception period ending June 30, 2007, the Fund returned 4.10%, versus a 3.96% return for the benchmark. The majority of the outperformance against the benchmark is attributed to stock selection. Sectors contributing to this outperformance were Information Technology, Healthcare and Energy. The one notable sector which detracted from performance was Consumer Discretionary.

During the two month inception period, the best performing sectors in the benchmark were Industrials, Information Technology and Energy. The sectors with negative performance were Financials and Consumer Staples.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Fund returned 2.58% for the six months ended June 30, 2007, compared to a 2.49% return for the Citigroup Three-Month Treasury Bill Index.

The Federal Funds rate remained at 5.25% during the first half of 2007. The Federal Reserve kept the benchmark short-term interest rate unchanged for the fourth straight quarter, citing inflation concerns. The seven-day effective yield as of August 14, 2007 was 5.28%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government Agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Short-term rates declined by as much as 20 basis points during the first half of 2007, while long Treasuries rose over 30 basis points. This created a positively sloped yield curve that is not steep, but at least more normal than has been experienced in some time. Corporate credit spreads began to move slightly wider, but remain extremely tight by historical standards. The market is concerned that losses on sub-prime loans in the mortgage market may have a spillover effect onto corporate credits. Should this occur, the revaluation of credit spreads will be sudden and severe.

The Bond Fund's return for the six months ended June 30, 2007 was 1.08%, compared to 0.97% for the Lehman Brothers Aggregate Bond Index. The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, put emphasis on relatively short corporate bonds with high yields, establish extreme credit diversification, and take a market weight in mortgage-related securities. So long as inflation is perceived as a threat, this strategy will be maintained in the Bond Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2007 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2007 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2007 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2007 and held for the entire period ending June 30, 2007.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

7

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

All America Fund

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1 – June 30, 2007
Actual	$1,000.00	$1,070.68	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.95	$2.51

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Equity Index Fund

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1 – June 30, 2007
Actual	$1,000.00	$1,068.86	$0.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1 – June 30, 2007
Actual	$1,000.00	$1,118.85	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Equity Fund

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1 – June 30, 2007
Actual	$1,000.00	$1,091.01	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund

	Beginning Account Value May 1, 2007 (Commencement of Operations)	Ending Account Value June 30, 2007	Expenses Paid During Period* May 1 (Commencement of Operations) – June 30, 2007
Actual	$1,000.00	$1,084.09	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value May 1, 2007 (Commencement of Operations)	Ending Account Value June 30, 2007	Expenses Paid During Period* May 1 (Commencement of Operations) – June 30, 2007
Actual	$1,000.00	$1,126.49	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1 – June 30, 2007
Actual	$1,000.00	$1,101.77	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*  Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1 – June 30, 2007
Actual	$1,000.00	$1,025.83	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.00

*  Expenses are equal to the Fund's annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

9

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2007 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
BASIC MATERIALS (1.8%)
Other Securities	25,522	$1,380,117
CONSUMER, CYCLICAL (5.7%)
Comcast Corp. Cl A*	10,102	284,068
Home Depot, Inc.	6,408	252,155
Time Warner, Inc.	12,288	258,540
Other Securities	94,459	3,467,224
		4,261,987
CONSUMER, NON-CYCLICAL (5.7%)
Altria Group, Inc.	6,827	478,846
Coca-Cola Co.	6,523	341,218
PepsiCo, Inc.	5,287	342,862
Proctor & Gamble Co.	10,220	625,362
Wal-Mart Stores, Inc.	7,869	378,578
Other Securities	49,724	2,090,530
		4,257,396
ENERGY (6.2%)
ChevronTexaco Corp.	6,976	587,658
ConocoPhillips	5,305	416,443
Exxon Mobil Corp.	18,286	1,533,830
Schlumberger, Ltd.	3,825	324,896
Other Securities	34,985	1,808,255
		4,671,082
FINANCIAL (11.9%)
American Int'l. Group, Inc.	8,421	589,723
Bank of America Corp.	14,404	704,212
Citigroup, Inc.	16,056	823,512
Goldman Sachs Group, Inc.	1,325	287,194
J.P. Morgan Chase & Co.	11,089	537,262
Morgan Stanley	3,421	286,953
Wachovia Corp.	6,210	318,263
Wells Fargo & Company	10,841	381,278
Other Securities	98,094	4,968,748
		8,897,145

	Shares	Value($)
INDEXED ASSETS (CONTINUED):
HEALTHCARE (6.7%)
Abbott Laboratories	5,000	$267,750
Johnson & Johnson	9,402	579,351
Merck & Co., Inc.	7,035	350,343
Pfizer, Inc.	22,782	582,536
Other Securities	69,680	3,275,839
		5,055,819
INDUSTRIAL (7.5%)
General Electric Co.	33,396	1,278,399
Google, Inc.*	707	369,549
Other Securities	67,148	4,009,950
		5,657,898
TECHNOLOGY (8.2%)
Apple Computer, Inc.*	2,807	342,566
Cisco Systems, Inc.*	19,708	548,868
Hewlett-Packard Co.	8,501	379,315
IBM Corp.	4,434	466,679
Intel Corp.	18,860	448,114
Microsoft Corp.	27,328	805,356
Oracle Corp.*	12,849	253,254
Other Securities	115,561	2,869,318
		6,113,470
TELECOMMUNICATIONS (2.1%)
AT&T	20,013	830,540
Verizon Communications	9,424	387,986
Other Securities	17,021	353,517
		1,572,043
UTILITIES (2.0%)
Other Securities	33,202	1,497,804
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $35,941,066) 57.8%		$43,364,761

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.66%	8/30/07	$200,000	$198,420
U.S. Treasury Bill (a)	4.89	7/5/07	100,000	99,931
				298,351
COMMERCIAL PAPER (2.7%)
Federal Home Loan Bank	4.80	7/2/07	1,999,000	1,998,467
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,296,813) 3.1%				2,296,818
TOTAL INDEXED ASSETS (Cost: $38,237,879) 60.9%				$45,661,579

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
PURCHASED
11 S&P 500 Stock Index Futures Contracts	September 2007	$2,273,100	($22,200)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 3.0%

The accompanying notes are an integral part of these financial statements.
10

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2007 (Unaudited)

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.1%)
Other Securities	18,425	$810,048
CONSUMER, CYCLICAL (4.5%)
Other Securities	128,062	3,354,135
CONSUMER, NON-CYCLICAL (2.8%)
Proctor & Gamble Co.	5,687	347,988
Other Securities	43,026	1,759,774
		2,107,762
ENERGY (2.9%)
Exxon Mobil Corp.	8,116	680,770
Range Resources Corp.	7,370	275,712
Other Securities	26,746	1,189,726
		2,146,208
FINANCIAL (6.9%)
American Int'l. Group, Inc.	2,873	201,196
Bank of America Corp.	5,328	260,486
Citigroup, Inc.	5,682	291,430
Wells Fargo & Company	8,740	307,386
Other Securities	133,408	4,125,669
		5,186,167

	Shares	Value($)
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS: (CONTINUED)
HEALTHCARE (3.2%)
Johnson & Johnson	4,954	$305,265
Pfizer, Inc.	6,602	168,813
Other Securities	72,077	1,917,873
		2,391,951
INDUSTRIAL (7.2%)
General Electric Co.	13,901	532,130
Other Securities	130,308	4,879,824
		5,411,954
TECHNOLOGY (5.9%)
Cisco Systems, Inc.*	10,336	287,858
CommScope, Inc.*	4,703	274,420
Intel Corp.	10,598	251,808
Microsoft Corp.	11,776	347,039
Other Securities	133,496	3,258,058
		4,419,183
TELECOMMUNICATIONS (1.1%)
AT&T	7,220	299,630
Other Securities	29,438	509,563
		809,193
UTILITIES (1.2%)
Other Securities	20,890	922,351
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $23,474,016) 36.7%		$27,558,952

* Non-income producing security.

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.00%) (a)
Quanta Capital Holdings	1,660	$33,449
TOTAL PREFERRED STOCKS (Cost:41,500) 0.0% (a)		$33,449

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25%	7/15/10	$60,000	$60,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1%				$60,000
	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank	4.80%	7/2/07	$870,000	$869,768
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $869,768) 1.2%				869,768
TOTAL ACTIVE ASSETS (Cost: $24,445,284) 38.0%				28,522,169
TOTAL INVESTMENTS (Cost: $62,683,163) 98.9%				$74,183,748
OTHER NET ASSETS 1.1%				797,361
NET ASSETS 100.0%				$74,981,109

(a)  Less than 0.05%

The accompanying notes are an integral part of these financial statements.
11

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2007 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.0%)
Other Securities	47,452	$2,565,130
CONSUMER, CYCLICAL (9.4%)
Comcast Corp. Cl A*	18,778	528,037
Disney (Walt) Co.	11,957	408,212
Home Depot, Inc.	11,912	468,737
Time Warner, Inc.	22,842	480,596
Other Securities	163,718	6,040,803
		7,926,385
CONSUMER, NON-CYCLICAL (9.3%)
Altria Group, Inc.	12,691	890,147
Coca-Cola Co.	12,126	634,311
FNMA	5,871	383,552
PepsiCo, Inc.	9,836	637,865
Proctor & Gamble Co.	19,001	1,162,671
Wal-Mart Stores, Inc.	14,628	703,753
Other Securities	86,546	3,501,307
		7,913,606
ENERGY (10.3%)
ChevronTexaco Corp.	12,969	1,092,509
ConocoPhillips	9,862	774,167
Exxon Mobil Corp.	33,992	2,851,249
Schlumberger, Ltd.	7,112	604,093
Other Securities	65,061	3,363,402
		8,685,420
FINANCIAL (19.5%)
American Express Co.	7,172	438,783
American Int'l. Group, Inc.	15,654	1,096,250
Bank of America Corp.	26,778	1,309,176
Citigroup, Inc.	29,847	1,530,853
Goldman Sachs Group, Inc.	2,470	535,373
J.P. Morgan Chase & Co.	20,613	998,700
Merrill Lynch & Co., Inc.	5,255	439,213
Morgan Stanley	6,360	533,477
Wachovia Corp.	11,545	591,681
Wells Fargo & Company	20,152	708,746
Other Securities	169,916	8,354,152
		16,536,404
HEALTHCARE (11.1%)
Abbott Laboratories	9,295	497,747
Amgen, Inc.*	6,997	386,864
Johnson & Johnson	17,478	1,076,994
Merck & Co., Inc.	13,078	651,284
Pfizer, Inc.	42,349	1,082,864
UnitedHealth Group, Inc.	8,086	413,518
Wyeth	8,117	465,429
Other Securities	106,303	4,821,677
		9,396,377
INDUSTRIAL (12.4%)
3M Company	4,346	377,189
Boeing Co.	4,751	456,856
General Electric Co.	62,080	2,376,422
Google, Inc.*	1,307	683,169
Tyco International, Ltd.*	11,962	404,196
United Parcel Service Cl B	6,390	466,470
United Technologies Corp.	6,000	425,580
Other Securities	91,333	5,320,433
		10,510,315

	Shares	Value($)
COMMON STOCKS (CONTINUED):
TECHNOLOGY (13.4%)
Apple Computer, Inc.*	5,219	$636,927
Cisco Systems, Inc.*	36,634	1,020,257
Dell, Inc.*	13,707	391,335
Hewlett-Packard Co.	15,803	705,130
IBM Corp.	8,243	867,576
Intel Corp.	35,058	832,978
Microsoft Corp.	50,800	1,497,076
Oracle Corp.*	23,886	470,793
Qualcomm, Inc.	10,057	436,373
Other Securities	191,039	4,505,047
		11,363,492
TELECOMMUNICATIONS (3.4%)
AT&T	37,204	1,543,966
Verizon Communications	17,519	721,257
Other Securities	31,653	657,719
		2,922,942
UTILITIES (3.3%)
Other Securities	61,704	2,783,560
TOTAL COMMON STOCKS (Cost: $65,555,998) 95.1%		$80,603,631

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.
12

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
JUNE 30, 2007 (Unaudited)

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.66%	8/30/07	$200,000	$198,415
U.S. Treasury Bill (a)	4.89	7/5/07	100,000	99,931
				298,346
U.S. GOVERNMENT SECURITIES (4.5%)
Federal Home Loan Bank	4.80	7/2/07	3,820,000	3,818,981
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,117,327) 4.9%				4,117,327
TOTAL INVESTMENTS (Cost: $69,673,325)100.0%				84,720,958
OTHER NET ASSETS 0.0% (b)				6,778
NET ASSETS 100.0%				$84,727,736

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

(b)  Less than 0.05%

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
10 S&P 500 Stock Index Futures Contracts	September 2007	$3,788,500	($37,000)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 4.5%

The accompanying notes are an integral part of these financial statements.
13

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2007 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (6.4%)
Lyondell Chemical Co.	9,742	$361,623
Martin Marietta Materials, Inc	1,931	312,861
Other Securities	86,792	2,987,351
		3,661,835
CONSUMER, CYCLICAL (11.9%)
American Eagle Outfitters	8,921	228,913
CarMax, Inc.*	9,739	248,345
Gamestop Corp.*	6,914	270,337
Mohawk Industries, Inc.*	2,439	245,827
Other Securities	187,421	5,873,895
		6,867,317
CONSUMER, NON-CYCLICAL (2.5%)
Energizer Holdings, Inc.*	2,558	254,777
Other Securities	31,414	1,173,765
		1,428,542
ENERGY (7.1%)
FMC Technologies Inc.*	2,942	233,065
Grant Prideco, Inc.*	5,776	310,922
NewField Exploration Company*	5,891	268,335
Noble Energy, Inc.	7,743	483,086
Pioneer Natural Resources Co.	5,594	272,484
Pride International, Inc.*	7,516	281,549
Other Securities	57,546	2,205,285
		4,054,726
FINANCIAL (16.1%)
AMB Property Corp.	4,515	240,288
Berkley (WR) Corp.	7,741	251,892
Eaton Vance Corp.	5,698	251,738
Edwards (A.G.), Inc.	3,411	288,400
Everest RE Group*	2,863	311,036
Fidelity National Financial In	10,040	237,948
Leucadia National	7,361	259,475
Macerich Co.	3,248	267,700
Other Securities	210,850	7,128,369
		9,236,846
HEALTHCARE (10.2%)
Cephalon, Inc.*	3,000	241,170
Dentsply International, Inc.	6,884	263,382
Health Net, Inc.*	5,087	268,594
Intuitive Surgical, Inc.*	1,698	235,631
Other Securities	135,754	4,876,512
		5,885,289
INDUSTRIAL (17.4%)
Cameron International Corp.*	4,991	356,707
Dun & Bradstreet	2,692	277,222
Expeditors Int'l Wash., Inc.	9,659	398,917
Fastenal Co.	5,684	237,932
Jacobs Engineering Group, Inc.	5,361	308,311
Joy Global, Inc.	4,922	287,100
Manpower, Inc.	3,830	353,279
Republic Services, Inc.	7,632	233,844
Other Securities	180,748	7,579,589
		10,032,901

	Shares	Value($)
COMMON STOCKS (CONTINUED):
TECHNOLOGY (14.9%)
Alliance Data Systems*	2,993	$231,299
Amphenol Corp Cl A	8,108	289,050
Avnet, Inc.*	5,893	233,599
CDW Corp.*	2,762	234,687
Cadence Design Systems, Inc.*	12,614	277,003
Harris Corp.	6,085	331,937
Lam Research Corp.*	6,121	314,619
McAfee, Inc.*	7,229	254,461
Microchip Technology, Inc.	9,793	362,733
Other Securities	284,036	6,051,720
		8,581,108
TELECOMMUNICATIONS (0.6%)
Telephone & Data Systems, Inc.	4,717	295,143
Other Securities	11,224	64,875
		360,018
UTILITIES (7.5%)
Equitable Resources, Inc.	5,511	273,125
MDU Resources Group	8,240	231,050
Oneok, Inc.	5,032	253,663
Pepco Holdings, Inc.	8,722	245,960
Southwestern Energy Co.*	7,626	339,357
Wisconsin Energy Corp.	5,300	234,419
Other Securities	108,841	2,752,741
		4,330,315
TOTAL COMMON STOCKS (Cost: $43,513,112) 94.6%		$54,438,897

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.
14

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
JUNE 30, 2007 (Unaudited)

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	4.66%	8/30/07	$200,000	$198,420
U.S. Treasury Bill (a)	4.89	7/5/07	100000	99,931
				298,351
COMMERCIAL PAPER (4.8%)
Federal Home Loan Bank	4.80	7/2/07	2,760,000	2,759,264
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,057,610) 5.3%				3,057,615
TEMPORARY CASH INVESTMENTS** (Cost: $13,400) 0.0% (b)				13,400
TOTAL INVESTMENTS (Cost: $46,584,122)99.9%				57,509,912
OTHER NET ASSETS 0.1%				63,572
NET ASSETS 100.0%				$57,573,484

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

(b)  Less than 0.05%.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 29, 2007 was 4.88%.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
7 S&P 400 Stock Index Futures Contracts	Sep-07	$3,164,700	($25,475)

Face Value of futures purchased and outstanding as a percentage of total investments on securities: 5.5%

The accompanying notes are an integral part of these financial statements.
15

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2007 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.2%)
Cytec Industries, Inc.	1,741	$111,024
Lubrizol Corp.	2,501	161,440
Other Securities	10,203	189,230
		461,694
CONSUMER, CYCLICAL (13.4%)
AAR Corp*	3,251	107,316
Audiovox Corp. Cl A*	9,390	121,788
Crown Holdings, Inc.*	9,610	239,962
Modine Manufacturing Co.	4,905	110,853
Payless Shoesource, Inc.*	4,764	150,304
Tupperware Corp.	6,279	180,458
Wolverine World Wide, Inc.	5,688	157,614
Other Securities	87,565	1,727,017
		2,795,312
CONSUMER, NON-CYCLICAL (5.1%)
Longs Drug Stores Corp.	2,410	126,573
Mueller Industries, Inc.	3,875	133,455
Vector Group, Ltd.	6,319	142,367
Other Securities	19,186	661,300
		1,063,695
ENERGY (4.2%)
CNX Gas Corp.*	3,765	115,209
Range Resources Corp.	10,114	378,365
Other Securities	16,243	388,874
		882,448
FINANCIAL (18.0%)
Assured Guaranty Co.*	5,237	154,806
Equity Inns, Inc.	6,614	148,154
FBR Capital Markets Corp.*	6,442	108,870
ISHARES Russel Midcap	2,817	232,008
ISHARES Russel Midcap	1,458	120,941
LandAmerica Financial Group	1,786	172,331
MAF Bancorp	2,602	141,185
National Financial Partners	3,411	157,963
NewAlliance Bankshare	10,246	150,821
PHH Corp.*	4,845	151,212
Other Securities	112,212	2,239,043
		3,777,338
HEALTHCARE (5.7%)
Inverness Medical Innovations*	4,174	212,957
Other Securities	68,121	977,555
		1,190,512
INDUSTRIAL (23.7%)
Agnico-Eagle Mines, Ltd.	4,204	153,446
Allis-Chalmers Corp*	14,493	333,194
Baldor Electric Company	4,343	214,023
Bronco Drilling Co., Inc.*	7,555	123,978
Chaparral Steel Co.	2,263	162,642
FLIR Systems Inc.*	3,582	165,668
Flotek Industries, Inc.*	2,829	169,485
General Cable Corp.*	4,415	334,436
Genesee & Wyoming, Inc. Cl A*	5,240	156,362
Granite Construction	2,978	191,128
Ladish Co Inc*	3,763	161,809
Littelfuse, Inc.*	3,822	129,069
Live Nation Inc*	5,918	132,445

	Shares	Value($)
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
Magellan Health Services, Inc.	2,784	$129,372
SAUER-DANFOSS INC	4,162	123,861
Siligan Holdings, Inc.	2,959	163,574
Texas Industries, Inc.	1,746	136,904
Other Securities	71,425	1,981,409
		4,962,805
TECHNOLOGY (15.0%)
CommScope, Inc.*	6,566	383,126
Informatica Corp.*	8,125	120,006
Medics Pharmaceutical Corp.	4,841	147,844
Microsemi Corp.*	4,932	118,121
Viasat, Inc.*	4,895	157,130
aQuantive, Inc.*	3,637	232,041
Other Securities	111,762	1,975,631
		3,133,899
TELECOMMUNICATIONS (1.4%)
Other Securities	23,398	290,944
UTILITIES (2.0%)
PNM Resources, Inc.	4,582	127,334
Other Securities	12,833	289,101
		416,435
TOTAL COMMON STOCKS (Cost: $15,496,705) 90.7%		$18,975,082

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.
16

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
JUNE 30, 2007 (Unaudited)

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.2%)
Quanta Capital Holdings	2,690	$54,204
TOTAL PREFERRED STOCK (Cost: $67,250) 0.2%		$54,204

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.4%)
GSC Capital Corp.	7.25%	7/15/10	$90,000	$90,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 0.4%				$90,000
	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.9%)
Federal Home Loan Bank	4.8%	7/2/07	$1,230,000	$1,229,672
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,229,672) 5.9%				1,229,672
TOTAL INVESTMENTS (Cost: $16,883,627) 97.2%				20,348,958
OTHER NET ASSETS 2.8%				577,466
NET ASSETS 100.0%				$20,926,424

The accompanying notes are an integral part of these financial statements.
17

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
JUNE 30, 2007 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.5%)
Cytec Industries, Inc.	686	$43,746
Lubrizol Corp.	973	62,807
Other Securities	522	21,399
		127,952
CONSUMER, CYCLICAL (12.9%)
Audiovox Corp. Cl A*	3,891	50,466
Belo Corporation	1,981	40,789
Crown Holdings, Inc.*	3,785	94,511
Landry's Restaurant, Inc.	1,191	36,040
Modine Manufacturing Co.	1,260	28,476
Tupperware Corp.	1,846	53,054
Wolverine World Wide, Inc.	1,154	31,977
Other Securities	7,977	142,664
		477,977
CONSUMER, NON-CYCLICAL (5.3%)
Mueller Industries, Inc.	1,504	51,798
Vector Group, Ltd.	2,496	56,235
Other Securities	2,284	87,321
		195,354
ENERGY (5.7%)
CNX Gas Corp.*	1,473	45,074
Range Resources Corp.	1,981	74,109
Unisource Energy Corp.	1,081	35,554
Other Securities	2,079	54,999
		209,736
FINANCIAL (25.6%)
Assured Guaranty Co.*	1,422	42,034
Bank Mutual Corp.	3,111	35,870
Brookline Bankcorp	3,558	40,953
Equity Inns, Inc.	1,444	32,346
FBR Capital Markets Corp.*	2,385	40,307
First Niagara Financial Grp.	2,553	33,444
FirstFed Financial Corp.*	616	34,946
Highwoods Properties, Inc.	820	30,750
ISHARES Russel Midcap	478	39,368
ISHARES Russel Midcap	210	17,420
KNBT Bancorp, Inc.	1,948	28,636
LandAmerica Financial Group	717	69,183
NewAlliance Bankshare	2,997	44,116
Sws Group, Inc.	1,663	35,954
Other Securities	18,153	421,722
		947,049
HEALTHCARE (2.5%)
Enzon, Inc.*	4,516	35,451
Other Securities	8,543	55,680
		91,131
INDUSTRIAL (22.4%)
Agnico-Eagle Mines, Ltd.	916	33,434
Alaska Air Group, Inc.*	1,300	36,218
Allis-Chalmers Corp*	2,175	50,003
Baldor Electric Company	1,087	53,567
Chaparral Steel Co.	884	63,533
Flotek Industries, Inc.*	535	32,052
General Cable Corp.*	1,249	94,612
Granite Construction	760	48,777
Sauer-Danfoss Inc.	1,485	44,194

	Shares	Value($)
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
Siligan Holdings, Inc.	1,162	$64,235
Texas Industries, Inc.	678	53,162
Trico Marine Services, Inc.*	748	30,578
Other Securities	8,321	221,998
		826,363
TECHNOLOGY (12.3%)
Anixter International, Inc.*	558	41,967
CommScope, Inc.*	1,707	99,603
Electronics For Imaging, Inc.*	1,090	30,760
Tech Data Corp.*	1,070	41,152
Technitrol, Inc.	1,339	38,389
Other Securities	15,872	201,352
		453,223
TELECOMMUNICATIONS (2.6%)
Iowa Telecomunications Service	1,711	38,891
Other Securities	5,517	57,542
		96,433
UTILITIES (4.0%)
PNM Resources, Inc.	1,214	33,737
Sierra Pacific Resources*	1,898	33,329
Westar Energy, Inc.	1,452	35,251
Other Securities	1,604	43,612
		145,929
TOTAL COMMON STOCKS (Cost: $3,519,985) 96.8%		$3,571,147
TEMPORARY CASH INVESTMENTS (Cost: $100,000) 2.7%		100,000
TOTAL INVESTMENTS (Cost: $3,619,985)99.5%		3,671,147
OTHER NET ASSETS 0.5%		22,496
NET ASSETS 100.0%		$3,693,643

*  Non-income producing security.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2007 was 4.88%.

The accompanying notes are an integral part of these financial statements.
18

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
JUNE 30, 2007 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.3%)
Other Securities	2,668	$40,035
CONSUMER, CYCLICAL (16.1%)
AAR Corp*	1,069	35,288
ArvinMeritor, Inc.	1,378	30,592
Hibbett Sporting Goods, Inc.*	840	22,999
Payless Shoesource, Inc.*	856	27,007
Phillips Van Heusen Corp.	395	23,925
Pinnacle Entertainment, Inc.*	974	27,418
Sonic Corp.*	1,358	30,039
Wolverine World Wide, Inc.	901	24,967
Other Securities	15,930	289,610
		511,845
CONSUMER, NON-CYCLICAL (5.7%)
Forrester Research Inc*	811	22,813
Hologic, Inc.*	469	25,940
Mentor Corp.	756	30,754
Watson Wyatt Worldwide Inc	530	26,754
Other Securities	2,549	76,636
		182,897
ENERGY (2.8%)
Range Resources Corp.	1,664	62,250
T-3 Energy Services Inc*	844	28,232
		90,482
FINANCIAL (8.3%)
Euronet Worldwide*	1,089	31,755
Lazard, Ltd. Cl A*	723	32,557
National Financial Partners	634	29,361
Tower Group, Inc.	840	26,796
Westamerica Bancorp	560	24,774
Other Securities	4,965	118,008
		263,251
HEALTHCARE (9.4%)
Allscripts Healthcare Solution	1,244	31,697
DJ Orthopedics, Inc.*	840	34,667
Inverness Medical Innovations*	1,007	51,377
Psychiatric Solutions*	891	32,308
Other Securities	8,154	148,854
		298,903
INDUSTRIAL (28.3%)
Agnico-Eagle Mines, Ltd.	621	22,667
Allis-Chalmers Corp*	2,950	67,821
Baldor Electric Company	506	24,936
Flir Systems Inc.*	1,176	54,390
Flotek Industries, Inc.*	462	27,678
General Cable Corp.*	338	25,604
Genesee & Wyoming, Inc. Cl A*	1,171	34,943
HUB Group, Inc. Cl A*	779	27,390
Harmonic, Inc.*	2,574	22,831
Heidrick & Struggles Intl Inc*	518	26,542
ICO, Inc.*	2,318	24,501
Integra Lifesciences Corp.*	482	23,820
JetBlue Airways Corp*	1,946	22,866
Ladish Co Inc*	728	31,304
Littelfuse, Inc.*	668	22,558
Magellan Health Services, Inc.	903	41,962
RTI International Metals Inc*	419	31,580

	Shares	Value($)
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
Wright Express Corp*	658	$22,550
Other Securities	10,219	345,926
		901,869
TECHNOLOGY (19.7%)
Arris Group, Inc.*	1,528	26,878
CommScope, Inc.*	714	41,662
Medics Pharmaceutical Corp.	1,575	48,101
Microsemi Corp.*	1,090	26,106
Netlogic Microsystems, Inc.*	1,087	34,610
Syniverse Holdings, Inc.*	1,767	22,724
Viasat, Inc.*	1,587	50,943
Wabtech	916	33,461
aQuantive, Inc.*	1,194	76,177
Other Securities	15,733	267,148
		627,810
TELECOMMUNICATIONS (0.4%)
Other Securities	1,538	14,257
UTILITIES (0.4%)
Other Securities	428	11,894
		11,894
TOTAL COMMON STOCKS (Cost: $2,862,606) 92.4%		2,943,243
TOTAL INVESTMENTS (Cost: $2,862,606) 92.4%		2,943,243
OTHER NET ASSETS 7.6%		240,367
NET ASSETS 100.0%		$3,183,610

* Non- income producing security.

The accompanying notes are an integral part of these financial statements.
19

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
JUNE 30, 2007 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.1%)
U.S. Treasury Note	AAA	4.75%	5/15/14	$5,000,000	$4,937,500
U.S. Treasury Strip	AAA	0.00	2/15/17	2,500,000	1,537,218
U.S. Treasury Strip	AAA	0.00	8/15/21	3,000,000	1,431,396
U.S. Treasury Strip	AAA	0.00	2/15/18	1,500,000	870,530
					8,776,644
U.S. GOVERNMENT AGENCIES (52.1%)
MORTGAGE-BACKED OBLIGATIONS (35.8%)
FHARM	AAA	5.48	5/1/37	599,059	591,910
FHARM	AAA	5.27	4/1/37	591,110	582,930
FHLMC	AAA	4.00	10/15/26	650,000	632,526
FHLMC	AAA	5.43	4/1/37	597,930	592,569
FHLMC	AAA	5.00	2/1/26	618,006	588,777
FHLMC	AAA	5.00	6/15/17	500,000	489,245
FHLMC	AAA	5.79	3/1/37	348,056	344,916
FHLMC	AAA	6.00	7/15/29	307,687	307,178
FNMA	AAA	5.50	6/1/37	498,646	480,939
FNMA	AAA	6.00	5/1/37	337,413	332,585
FNMA	AAA	6.00	4/1/37	592,218	583,745
FNMA	AAA	5.50	9/1/34	999,129	967,342
FNMA	AAA	5.50	9/1/34	874,484	846,662
FNMA	AAA	5.00	6/1/33	785,161	739,595
FNMA	AAA	5.00	11/1/33	576,378	542,928
FNMA	AAA	4.50	6/1/19	531,469	505,652
FNMA	AAA	6.00	10/1/34	449,656	446,357
FNMA	AAA	6.00	1/1/25	423,172	423,589
FNMA	AAA	5.00	9/1/35	438,952	412,415
FNMA	AAA	5.00	10/1/20	402,097	388,870
FNMA	AAA	5.50	10/1/33	400,174	387,726
FNMA	AAA	5.00	12/1/25	396,165	377,324
FNMA	AAA	6.00	12/1/36	381,178	377,312
FNMA	AAA	6.00	9/1/34	375,239	372,486
FNMA	AAA	5.50	11/1/26	377,343	367,524
FNMA	AAA	5.50	8/1/35	377,331	364,853
FNMA	AAA	6.50	9/1/36	356,806	361,321
FNMA	AAA	6.00	11/1/34	353,668	351,074
FNMA	AAA	5.50	11/1/35	361,213	349,269
FNMA	AAA	5.00	4/1/35	358,464	336,793
FNMA	AAA	5.50	8/1/25	340,801	332,591
FNMA	AAA	—	—	9,429,317	9,144,470
GNMA (1)	AAA	6.27	10/16/27	2,000,000	2,041,138
GNMA (1)		—	—	78,710	80,979
					26,045,590
NON-MORTGAGE-BACKED OBLIGATION (16.3%)
FHLB	AAA	4.88	8/16/10	1,000,000	990,895
FHLMC	AAA	5.20	3/5/19	3,000,000	2,882,988
FHLMC	AAA	4.38	7/17/15	1,250,000	1,166,355
FNMA	AAA	4.63	10/15/13	5,000,000	4,804,150

The accompanying notes are an integral part of these financial statements.
20

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
JUNE 30, 2007 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES: (CONTINUED)
NON-MORTGAGE-BACKED OBLIGATION (CONTINUED)
FNMA	AAA	4.13%	4/15/14	$1,150,000	$1,069,024
FNMA	AAA	3.25	2/15/09	1,000,000	969,578
					11,882,990
BASIC MATERIALS (1.7%)
Other Securities		—	—	1,250,000	1,217,181
					1,217,181
CONSUMER, CYCLICAL (7.2%)
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	490,887
Other Securities		—	—	4,919,034	4,732,381
					5,223,268
CONSUMER, NON-CYCLICAL (2.7%)
Other Securities		—	—	2,000,000	1,963,745
					1,963,745
ENERGY (2.4%)
Other Securities		—	—	1,750,000	1,713,086
					1,713,086
FINANCIAL (8.9%)
Deere Capital Corp.	A	3.90	1/15/08	500,000	496,091
First Tennessee Natl. Bank	BBB+	4.50	5/15/13	500,000	465,383
Fst Hor MtgTr	AAA	5.00	6/25/33	452,074	447,673
GE Capital Corp.	AAA	5.45	1/15/13	500,000	494,786
GMAC	BB+	0.00	12/1/12	500,000	335,429
Other Securities		—	—	4,300,000	4,262,813
					6,502,175
HEALTHCARE (1.3%)
Other Securities		—	—	1,000,000	979,015
INDUSTRIAL (4.7%)
Seariver Maritime	AAA	0.00	9/1/12	1,000,000	760,557
Other Securities		—	—	2,700,000	2,638,822
					3,399,379
TECHNOLOGY (0.7%)
Other Securities		—	—	500,000	503,182
					503,182
TELECOMMUNICATIONS (1.0%)
Other Securities	.	—	—	750,000	715,665
					715,665
UTILITIES (1.6%)
Other Securities	.	—	—	1,200,000	1,146,262
					1,146,262
TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,068,182) 96.2%					$70,068,182

*  Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.
21

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
JUNE 30, 2007 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES: (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
Eaton Corp	A-1	5.34%	7/2/07	$1,400,000	$1,399,585
General Electric Capital Corp.	A-1+	5.25	7/12/07	940,000	938,355
					2,337,940
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,337,939) 3.2%					2,337,940
TEMPORARY CASH INVESTMENTS** (Cost: $271,500) 0.4%					271,500
TOTAL INVESTMENTS (Cost: $74,755,462) 99.8%					72,677,622
OTHER NET ASSETS 0.2%					151,806
NET ASSETS 100.0%					$72,829,428

Abbreviations: FHARM= Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association
FHLB = Federal Home Loan Bank
NR = Not Rated

(1)  U.S. Government guaranteed security.

  The total value of investments not rated or below-investment grade was $2,102,645, or 2.0% of the Fund's total investments as of June 30, 2007.

*  Ratings as per Standard & Poor's Corporation

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2007 was 4.88%.

The accompanying notes are an integral part of these financial statements.
22

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
JUNE 30, 2007 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (100.1%)
7 - Eleven Inc	A-1+	5.25%	7/17/07	$1,400,000	$1,396,527
7 - Eleven Inc	A-1+	5.22	7/11/07	500,000	499,199
7 - Eleven Inc	A-1+	5.23	7/13/07	500,000	499,052
7 - Eleven Inc	A-1+	5.25	7/13/07	423,000	422,196
Abbott Labs	A-1+	5.24	7/6/07	1,600,000	1,598,600
Abbott Labs	A-1+	5.23	7/6/07	1,000,000	999,125
Abbott Labs	A-1+	5.30	7/16/07	350,000	349,175
Alabama Power Co.	A-1	5.30	7/5/07	2,800,000	2,797,938
American Express Credit Corp.	A-1	5.24	7/16/07	2,500,000	2,494,153
American Express Credit Corp.	A-1	5.25	7/13/07	300,000	299,430
Anheuser-Busch Co.	A-1	5.25	7/12/07	2,800,000	2,795,099
Caterpillar, Inc.	A-1	5.27	7/6/07	2,800,000	2,797,538
Coca-Cola Company	A-1	5.23	7/20/07	1,100,000	1,096,799
Coca-Cola Company	A-1	5.22	7/13/07	661,000	659,749
Coca-Cola Company	A-1	5.23	8/28/07	602,000	596,838
Coca-Cola Company	A-1	5.23	7/13/07	455,000	454,137
Colgate-Palmolive Corp	A-1+	5.22	7/30/07	2,900,000	2,887,383
Danaher Corp	A-1	5.40	7/2/07	2,900,000	2,899,130
Dover Corp	A-1	5.26	7/24/07	2,800,000	2,790,167
DuPont EI Nemour (Res)	A-1	5.22	7/27/07	1,900,000	1,892,560
DuPont EI Nemour (Res)	A-1	5.22	7/30/07	1,030,000	1,025,513
Eaton Corp	A-1	5.25	7/31/07	2,800,000	2,787,334
Emerson Electric	A-1	5.26	7/25/07	1,800,000	1,793,423
Emerson Electric	A-1	5.26	7/24/07	619,000	616,828
Executive Jets Inc.	A-1+	5.24	7/11/07	1,500,000	1,497,595
Florida Power & Light	A-1	5.30	7/19/07	2,850,000	2,842,026
General Electric Capital Corp.	A-1+	5.25	7/16/07	1,000,000	997,663
General Electric Capital Corp.	A-1+	5.24	8/3/07	700,000	696,531
General Electric Capital Corp.	A-1+	5.24	7/6/07	500,000	499,561
General Electric Capital Corp.	A-1+	5.27	7/19/07	500,000	498,609
Hershey Foods	A-1	5.24	7/3/07	2,800,000	2,798,776
IBM Capital, Inc.	A-1	5.25	7/26/07	2,800,000	2,789,377
Kimberly Clark WW	A-1+	5.23	8/10/07	1,715,000	1,704,782
Kimberly Clark WW	A-1+	5.22	7/31/07	1,200,000	1,194,605
Lowe's Companies, Inc.	A-1	5.35	7/2/07	2,900,000	2,899,138
Madison Gas & Electric	A-1+	5.27	7/16/07	1,000,000	997,657
Medtronic, Inc.	A-1+	5.30	7/6/07	2,000,000	1,998,233
Minnesota Mining & Mfg. Co.	A-1+	5.28	7/12/07	1,500,000	1,497,359
Minnesota Mining & Mfg. Co.	A-1+	5.25	7/27/07	1,000,000	996,062
Minnesota Mining & Mfg. Co.	A-1+	5.30	7/6/07	410,000	409,638
Nstar Electric Company	A-1	5.27	7/3/07	2,800,000	2,798,769
National Rural Utilities	A-1	5.24	7/9/07	1,600,000	1,597,896
National Rural Utilities	A-1	5.25	7/6/07	1,100,000	1,099,033
Nestle Capital Corp.	A-1+	5.20	7/12/07	1,700,000	1,697,041
Nestle Capital Corp.	A-1+	5.22	9/7/07	1,100,000	1,088,820
New Jersey Natural Gas	A-1	5.28	7/10/07	2,800,000	2,795,891
Novartis Finance	A-1+	5.24	7/2/07	2,800,000	2,799,184

The accompanying notes are an integral part of these financial statements.
23

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
JUNE 30, 2007 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES: (CONTINUED)
COMMERCIAL PAPER (CONTINUED)
PepsiCo Inc.	A-1	5.26%	7/10/07	$2,800,000	$2,795,904
Pitney Bowes	A-1	5.25	7/17/07	2,850,000	2,842,932
Sysco CORP	A-1+	5.24	9/24/07	2,200,000	2,172,128
Sysco CORP	A-1+	5.24	8/21/07	600,000	595,453
Siemens Capital C0. LLC	A-1+	5.29	7/24/07	1,900,000	1,893,298
Siemens Capital C0. LLC	A-1+	5.42	7/2/07	1,000,000	999,699
Target Corporation	A-1	5.26	7/9/07	2,221,000	2,218,076
Target Corporation	A-1	5.29	7/2/07	600,000	599,824
Toyota Motor Credit Corp.	A-1+	5.24	7/5/07	1,870,000	1,868,637
Toyota Motor Credit Corp.	A-1+	5.25	7/3/07	1,000,000	999,563
Unilever Capital	A-1	5.35	7/2/07	2,766,000	2,765,179
Wal-Mart Stores	A-1+	5.22	8/7/07	2,200,000	2,187,873
XTRA, Inc.	A-1+	5.26	7/3/07	1,800,000	1,799,208
XTRA, Inc.	A-1+	5.28	7/3/07	1,000,000	999,560
Other Securities		—	—	1,455,000	1,449,956
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $100,829,909) 100.1%					100,829,429
TOTAL INVESTMENTS (Cost: $100,829,909) 100.1%					100,829,429
OTHER NET ASSETS (0.1%)					(99,273)
NET ASSETS 100.0%					$100,730,156

* Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.
24

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MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $62,683,163 Equity Index Fund — $69,673,325 Mid-Cap Equity Index Fund — $46,584,122 Aggressive Equity Fund — $16,883,627 Small Cap Value Fund — $3,619,985 Small Cap Growth Fund — $2,862,606 Bond Fund — $74,755,462 Money Market Fund — $100,829,909)	$74,183,748	$84,720,958	$57,509,912	$20,348,958
Cash	80,781	5,511	7	—
Interest and dividends receivable	74,411	86,953	25,457	32,508
Receivable for securities sold	985,560	52,559	214,987	735,969
Shareholder subscriptions receivable	—	—	—	—
TOTAL ASSETS	75,324,800	84,865,981	57,750,363	21,117,435
LIABILITIES:
Payable for securities purchased	338,795	122,370	170,277	190,425
Payable for daily variation on futures contracts	2,700	4,500	6,300	—
Dividends payable to shareholders	796	11,017	—	—
Shareholder redemptions payable	—	—	—	—
Accrued expenses	1,400	358	302	586
TOTAL LIABILITIES	343,691	138,245	176,879	191,011
NET ASSETS	$74,981,109	$84,727,736	$57,573,484	$20,926,424
SHARES OUTSTANDING (Note 4)	6,524,635	7,792,364	4,252,000	1,641,645
NET ASSET VALUE PER SHARE	$11.49	$10.87	$13.54	$12.75
COMPONENTS OF NET ASSETS:
Paid-in capital	$61,983,834	$70,916,766	$44,188,941	$15,418,829
Accumulated undistributed net investment income (loss)	11,455	27,862	9,568	2,491
Accumulated undistributed net realized gain (loss) on investments and futures contracts	1,507,435	(1,227,524)	2,474,660	2,039,773
Net unrealized appreciation (depreciation) of investments and futures contracts	11,478,385	15,010,632	10,900,315	3,465,331
NET ASSETS	$74,981,109	$84,727,736	$57,573,484	$20,926,424

The accompanying notes are an integral part of these financial statements.
26

	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $62,683,163 Equity Index Fund — $69,673,325 Mid-Cap Equity Index Fund — $46,584,122 Aggressive Equity Fund — $16,883,627 Small Cap Value Fund — $3,619,985 Small Cap Growth Fund — $2,862,606 Bond Fund — $74,755,462 Money Market Fund — $100,829,909)	$3,671,147	$2,943,243	$72,677,622	$100,829,429
Cash	24,778	99,855	73	2,666
Interest and dividends receivable	5,109	1,828	624,306	—
Receivable for securities sold	58,825	188,575	12,121	—
Shareholder subscriptions receivable	—	—	—	12,788
TOTAL ASSETS	3,759,859	3,233,501	73,314,122	100,844,883
LIABILITIES:
Payable for securities purchased	66,175	49,854	481,638	—
Payable for daily variation on futures contracts	—	—	—	—
Dividends payable to shareholders	—	—	2,068	21,594
Shareholder redemptions payable	—	—	—	92,500
Accrued expenses	41	37	988	633
TOTAL LIABILITIES	66,216	49,891	484,694	114,727
NET ASSETS	$3,693,643	$3,183,610	$72,829,428	$100,730,156
SHARES OUTSTANDING (Note 4)	360,302	306,100	7,935,052	9,536,052
NET ASSET VALUE PER SHARE	$10.25	$10.40	$9.18	$10.56
COMPONENTS OF NET ASSETS:
Paid-in capital	$3,645,803	$3,095,219	$76,684,917	$100,595,864
Accumulated undistributed net investment income (loss)	226	130	225,195	136,051
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(3,548)	7,624	(2,002,843)	(1,279)
Net unrealized appreciation (depreciation) of investments and futures contracts	51,162	80,637	(2,077,841)	(480)
NET ASSETS	$3,693,643	$3,183,610	$72,829,428	$100,730,156

The accompanying notes are an integral part of these financial statements.
27

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2007 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund
INVESTMENT INCOME:
Dividends	$564,858	$740,068	$419,285	$110,522
Interest	117,166	83,833	69,766	34,240
Total Investment Income	682,024	823,901	489,051	144,762
EXPENSES (NOTE 2):
Investment advisory fees	176,996	50,769	33,662	95,466
Independent directors' fees and expenses	17,566	20,152	13,364	5,569
Custodian expenses	19,437	22,298	14,788	6,162
Accounting expenses	14,192	16,281	10,797	4,499
Transfer agent fees	17,263	19,804	13,134	5,473
Registration fees and expenses	12,310	14,122	9,366	3,903
Audit	8,822	10,121	6,712	2,797
Shareholders reports	2,654	3,044	2,019	841
Other	4,081	4,681	3,105	1,294
Total Expenses Before Reimbursement	273,321	161,272	106,947	126,004
Expense Reimbursement (Note 2)	(96,325)	(110,503)	(73,285)	(30,538)
Net Expenses	176,996	50,769	33,662	95,466
Net Investment Income (Note 1)	505,028	773,132	455,389	49,296
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	1,244,828	125,385	1,743,562	1,819,806
Net realized gain (loss) on futures contracts	230,853	218,797	211,162	—
	1,475,681	344,182	1,954,724	1,819,806
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	2,955,659	4,411,410	3,615,382	90,115
Net unrealized appreciation (depreciation) of futures contracts	(25,700)	(39,188)	(12,775)	—
	2,929,959	4,372,222	3,602,607	90,115
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	4,405,640	4,716,404	5,557,331	1,909,921
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,910,668	$5,489,536	$6,012,720	$1,959,217

The accompanying notes are an integral part of these financial statements.
28

	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$8,317	$2,318	$—	$—
Interest	1,084	1,004	1,717,808	2,482,325
Total Investment Income	9,401	3,322	1,717,808	2,482,325
EXPENSES (NOTE 2):
Investment advisory fees	431	427	155,072	93,076
Independent directors' fees and expenses	182	178	17,051	23,102
Custodian expenses	201	197	18,867	25,563
Accounting expenses	147	144	13,776	18,665
Transfer agent fees	178	175	16,757	22,704
Registration fees and expenses	127	125	11,949	16,190
Audit	91	89	8,564	11,603
Shareholders reports	27	27	2,576	3,490
Other	42	41	3,961	5,367
Total Expenses Before Reimbursement	1,426	1,403	248,573	219,760
Expense Reimbursement (Note 2)	(995)	(976)	(93,501)	(126,684)
Net Expenses	431	427	155,072	93,076
Net Investment Income (Note 1)	8,970	2,895	1,562,736	2,389,249
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	(3,548)	7,624	(55,696)	11
Net realized gain (loss) on futures contracts	—	—	—	—
	(3,548)	7,624	(55,696)	11
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	51,162	80,637	(794,379)	(480)
Net unrealized appreciation (depreciation) of futures contracts	—	—	—	—
	51,162	80,637	(794,379)	(480)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	47,614	88,261	(850,075)	(469)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,584	$91,156	$712,661	$2,388,780

The accompanying notes are an integral part of these financial statements.
29

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Aggressive Equity Fund
	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$505,028	$846,270	$773,132	$1,254,783	$455,389	$829,983	$49,296	$108,710
Net realized gain (loss) on investments and futures contracts	1,475,681	1,793,000	344,182	(126,600)	1,954,724	4,295,037	1,819,806	1,599,945
Net unrealized appreciation (depreciation) of investments and futures contracts	2,929,959	6,106,371	4,372,222	8,722,458	3,602,607	(116,961)	90,155	1,248,505
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,910,668	8,745,641	5,489,536	9,850,641	6,012,720	5,008,059	1,959,217	2,957,160
DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(493,573)	(867,351)	(757,128)	(1,254,477)	(445,821)	(856,015)	(46,805)	(106,578)
From capital gains	—	(1,854,449)	—	—	—	(4,518,891)	—	(440,342)
Total distributions	(493,573)	(2,721,800)	(757,128)	(1,254,477)	(445,821)	(5,734,906)	(46,805)	(546,920)
CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	2,036,000	6,142,186	1,829,104	9,967,959	2,640,009	2,522,244	172,500	591,702
Dividend reinvestments	492,777	2,717,051	746,111	1,234,855	445,821	5,374,905	46,805	546,920
Cost of shares redeemed	(226,285)	(1,006,861)	(506,275)	(1,188,018)	(935,550)	(11,305,557)	(2,829,398)	(235,266)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	2,302,492	7,852,376	2,068,940	10,014,796	2,150,280	(3,408,408)	(2,610,093)	903,356
NET INCREASE (DECREASE) IN NET ASSETS	6,719,587	13,876,217	6,801,348	18,610,960	7,717,179	(3,775,255)	(697,681)	3,313,596
NET ASSETS, BEGINNING OF PERIOD/YEAR	68,261,551	54,385,305	77,926,388	59,315,428	49,856,305	53,631,560	21,624,105	18,310,509
NET ASSETS, END OF PERIOD/YEAR	$74,981,109	$68,261,522	$84,727,736	$77,926,388	$57,573,484	$49,856,305	$20,926,424	$21,624,105
OTHER INFORMATION:
Shares outstanding at beginning of period/year	6,317,817	5,575,906	7,591,919	6,562,076	4,087,752	4,351,566	1,846,556	1,768,349
Shares issued	184,086	583,852	178,632	1,027,707	200,242	193,992	14,579	52,163
Shares issued as reinvestment of dividends	42,880	255,661	68,619	126,799	32,925	438,267	3,672	47,040
Shares redeemed	(20,148)	(97,602)	(46,806)	(124,663)	(68,919)	(896,073)	(223,162)	(20,996)
Net increase (decrease)	206,818	741,911	200,445	1,029,843	164,248	(263,814)	(204,911)	78,207
Shares outstanding at end of period/year	$6,524,635	$6,317,817	$7,792,364	$7,591,919	$4,252,000	$4,087,752	$1,641,645	$1,846,556

The accompanying notes are an integral part of these financial statements.
30

	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund		Money Market Fund
	For the Period May 1, 2007 (Commencement of Operations) to June 30, 2007	For the Period May 1, 2007 (Commencement of Operations) to June 30, 2007	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$8,970	$2,895	$1,562,736	$2,675,074	$2,389,249	$4,227,371
Net realized gain (loss) on investments and futures contracts	(3,548)	7,624	(55,696)	(189,614)	11	20
Net unrealized appreciation (depreciation) of investments and futures contracts	51,162	80,637	(794,379)	118,820	(480)	419
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,584	91,156	712,661	2,604,280	2,388,780	4,227,810
DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(8,744)	(2,765)	(1,491,334)	(2,571,466)	(2,338,305)	(4,169,918)
From capital gains	—	—	—	—	—	—
Total distributions	(8,744)	(2,765)	(1,491,334)	(2,571,466)	(2,338,305)	(4,169,918)
CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	3,637,059	3,092,454	5,336,871	4,862,598	25,867,563	65,387,167
Dividend reinvestments	8,744	2,765	1,489,266	2,567,658	2,316,710	4,166,946
Cost of shares redeemed	—	—	(488,319)	(865,623)	(16,040,514)	(57,109,577)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	3,645,803	3,095,219	6,337,818	6,564,633	12,143,759	12,444,536
NET INCREASE (DECREASE) IN NET ASSETS	3,693,643	3,183,610	5,559,145	6,597,447	12,194,234	12,502,428
NET ASSETS, BEGINNING OF PERIOD/YEAR	—	—	67,270,283	60,672,836	88,535,922	76,033,494
NET ASSETS, END OF PERIOD/YEAR	$3,693,643	$3,183,610	$72,829,428	$67,270,283	$100,730,156	$88,535,922
OTHER INFORMATION:
Shares outstanding at beginning of period/year	—	—	7,256,566	6,553,059	8,398,777	7,213,906
Shares issued	359,449	305,834	568,398	516,516	2,420,616	6,117,129
Shares issued as reinvestment of dividends	853	266	162,261	280,588	219,321	395,101
Shares redeemed	—	—	(52,173)	(93,597)	(1,502,662)	(5,327,359)
Net increase (decrease)	360,302	306,100	678,486	703,507	1,137,275	1,184,871
Shares outstanding at end of period/year	$360,302	$306,100	$7,935,052	$7,256,566	$9,536,052	$8,398,777

The accompanying notes are an integral part of these financial statements.
31

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2007 and each of the five years ended December 31, 2006 (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund							Equity Index Fund
	Six Months Ended June 30, 2007		Years Ended December 31,					Six Months Ended June 30, 2007		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2006	2005	2004	2003	2002	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period/Year	$10.80		$9.75	$10.05	$9.40	$7.14	$9.26	$10.26		$9.04	$8.78	$8.07	$6.38	$8.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.08		0.14	0.13	0.11	0.06	0.06	0.10		0.17	0.15	0.15	0.10	0.10
Net Realized and Unrealized Gains or (Losses) on Securities	0.69		1.36	0.24	0.65	2.26	(2.12)	0.61		1.22	0.26	0.71	1.69	(1.94)
Total From Investment Operations	0.77		1.5	0.37	0.76	2.32	(2.06)	0.71		1.39	0.41	0.86	1.79	(1.84)
Less Dividend Distributions:
From Net Investment Income	(0.08)		(0.14)	(0.13)	(0.11)	(0.06)	(0.06)	(0.10)		(0.17)	(0.15)	(0.15)	(0.10)	(0.10)
From Capital Gains	—		(0.31)	(0.54)	—	—	—	—		—	—	—	—	—
Total Distributions	(0.08)		(0.45)	(0.67)	(0.11)	(0.06)	(0.06)	(0.10)		(0.17)	(0.15)	(0.15)	(0.10)	(0.10)
Net Asset Value, End of Period/Year	$11.49		$10.80	$9.75	$10.05	$9.40	$7.14	$10.87		$10.26	$9.04	$8.78	$8.07	$6.38
Total Return (%)(a)	7.07	(c)	15.56	3.75	8.17	32.58	(22.32)	6.89	(c)	15.61	4.79	10.68	28.33	(22.16)
Net Assets, End of Period/Year ($ millions)	75		68.3	54.4	62.2	57.1	38.9	84.7		77.9	59.3	54.3	44.9	24.8
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.42	(d)	1.43	1.18	1.17	0.86	0.70	1.90	(d)	1.90	1.76	1.89	1.65	1.42
Ratio of Expenses to Average Net Assets (%)	0.77	(d)	0.82	0.85	0.83	0.94	0.96	0.40	(d)	0.44	0.48	0.47	0.63	0.66
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(d)	0.50	0.50	0.50	0.50	0.60	0.13	(d)	0.12	0.13	0.13	0.13	0.18
Portfolio Turnover Rate (%)(b)	11.84	(c)	27.29	47.43	50.30	73.76	85.60	1.80	(c)	3.21	4.41	2.18	1.87	2.54

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Not Annualized.

(d)  Annualized.

(e)  This fund was charged an investment management fee of .12% during its initial first two months of operation; however, on an ongoing basis, the investment management fee is expected to be .85%.

The accompanying notes are an integral part of these financial statements.
32

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2007		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period/Year	$12.20		$12.32	$11.69	$10.48	$7.82	$9.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.11		0.20	0.15	0.12	0.09	0.08
Net Realized and Unrealized Gains or (Losses) on Securities	1.34		1.06	1.29	1.58	2.66	(1.43)
Total From Investment Operations	1.45		1.26	1.44	1.70	2.75	(1.35)
Less Dividend Distributions:
From Net Investment Income	(0.11)		(0.21)	(0.15)	(0.12)	(0.09)	(0.08)
From Capital Gains	—		(1.17)	(0.66)	(0.37)	—	—
Total Distributions	(0.11)		(1.38)	(0.81)	(0.49)	(0.09)	(0.08)
Net Asset Value, End of Period/Year	$13.54		$12.20	$12.32	$11.69	$10.48	$7.82
Total Return (%)(a)	11.88	(c)	10.32	12.47	16.29	35.19	(14.59)
Net Assets, End of Period/Year ($ millions)	57.6		49.9	53.6	38.4	31	20.8
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.68	(d)	1.51	1.33	1.09	1.06	0.94
Ratio of Expenses to Average Net Assets (%)	0.40	(d)	0.44	0.46	0.53	0.64	0.74
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	(d)	0.12	0.13	0.13	0.13	0.18
Portfolio Turnover Rate (%)(b)	9.94	(c)	26.07	18.85	15.82	8.02	12.29

The accompanying notes are an integral part of these financial statements.
33

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Aggressive Equity Fund							Small Cap Value Fund
	Six Months Ended June 30, 2007		Years Ended December 31,					For the Period May 1, 2007 (Commencement of Operations) to June 30, 2007
Selected Per Share and Supplementary Data:	(Unaudited)		2006	2005	2004	2003	2002	(Unaudited)
Net Asset Value, Beginning of Period/Year	11.71		$10.35	$9.84	$9.34	$6.75	$8.31	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03		0.06	0.03	(0.01)	(0.03)	0.01	0.02
Net Realized and Unrealized Gains or (Losses) on Securities	1.04		1.60	0.51	0.51	2.62	(1.57)	0.25
Total From Investment Operations	1.07		1.66	0.54	0.50	2.59	(1.56)	0.27
Less Dividend Distributions:
From Net Investment Income	(0.03)		(0.06)	(0.03)	—	—	—	(0.02)
From Capital Gains	—		(0.24)	—	—	—	—	—
Total Distributions	(0.03)		(0.30)	(0.03)	—	—	—	(0.02)
Net Asset Value, End of Period/Year	$12.75		$11.71	$10.35	$9.84	$9.34	$6.75	$10.25
Total Return (%)(a)	9.10	(c)	16.06	5.55	5.27	38.39	(18.8)	2.76	(c)
Net Assets, End of Period/Year ($ millions)	20.9		21.6	18.3	17.2	16.1	10.9	3.7
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.44	(d)	0.55	0.30	(0.12)	(0.46)	(0.15)	2.52	(d)
Ratio of Expenses to Average Net Assets (%)	1.12	(d)	1.17	1.21	1.47	1.72	1.86	0.40	(d)(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(d)	0.84	0.85	0.85	0.85	0.91	0.12	(d)(e)
Portfolio Turnover Rate (%)(b)	31.73	(c)	64.7	76.94	150.06	208.19	215.50	6.86	(c)

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Not Annualized.

(d)  Annualized.

(e)  This fund was charged an investment management fee of .12% during its initial first two months of operation; however, on an ongoing basis, the investment management fee is expected to be .85%.

The accompanying notes are an integral part of these financial statements.
34

	Small Cap Growth Fund		Bond Fund
	For the Period May 1, 2007 (Commencement of Operations) to June 30, 2007		Six Months Ended June 30, 2007		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period/Year	$10.00		$9.27		$9.26	$9.46	$9.47	$9.43	$9.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.01		0.20		0.39	0.37	0.36	0.39	0.53
Net Realized and Unrealized Gains or (Losses) on Securities	0.40		(0.10)		(0.01)	(0.20)	(0.01)	0.03	0.14
Total From Investment Operations	0.41		0.10		0.38	0.17	0.35	0.42	0.67
Less Dividend Distributions:
From Net Investment Income	(0.01)		(0.19)		(0.37)	(0.37)	(0.36)	(0.38)	(0.52)
From Capital Gains	—		—		—	—	—	—	(0.18)
Total Distributions	(0.01)		(0.19)		(0.37)	(0.37)	(0.36)	(0.38)	(0.70)
Net Asset Value, End of Period/Year	$10.40		$9.18		$9.27	$9.26	$9.46	$9.47	$9.43
Total Return (%)(a)	4.10	(c)	1.08	(c)	4.26	1.80	3.73	4.45	7.19
Net Assets, End of Period/Year ($ millions)	3.2		72.8		67.3	60.7	54.9	46.1	35.8
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.80	(d)	4.53	(d)	4.30	3.96	3.91	4.25	5.53
Ratio of Expenses to Average Net Assets (%)	0.39	(d)(e)	0.72	(d)	0.77	0.80	0.79	0.81	0.84
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.12	(d)(e)	0.45	(d)	0.45	0.45	0.45	0.45	0.50
Portfolio Turnover Rate (%)(b)	18.67	(c)	12.59	(c)	16.83	13.44	41.77	47.96	57.86

The accompanying notes are an integral part of these financial statements.
35

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund
	Six Months Ended June 30, 2007		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period/Year	$10.54		$10.54	$10.52	$10.52	$10.53	$10.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.25		0.51	0.32	0.13	0.10	0.16
Net Gains or (Losses) on Securities Realized and Unrealized	0.02		—	—	—	—	—
Total From Investment Operations	0.27		0.51	0.32	0.13	0.10	0.16
Less Dividend Distributions:
From Net Investment Income	(0.25)		(0.51)	(0.30)	(0.13)	(0.11)	(0.16)
From Capital Gains	—		—	—	—	—	—
Total Distributions	(0.25)		(0.51)	(0.30)	(0.13)	(0.11)	(0.16)
Net Asset Value, End of Period/Year	$10.56		$10.54	$10.54	$10.52	$10.52	$10.53
Total Return (%)(a)	2.58	(c)	4.91	3.06	1.18	0.94	1.49
Net Assets, End of Period/Year ($ millions)	100.7		88.5	76	54.8	54.7	66.4
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	5.11	(d)	4.82	3.07	1.16	0.95	1.48
Ratio of Expenses to Average Net Assets (%)	0.47	(d)	0.52	0.55	0.53	0.49	0.44
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	(d)	0.20	0.20	0.20	0.20	0.25
Portfolio Turnover Rate (%)(b)	NA		NA	NA	NA	NA	NA

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Not Annualized.

(d)  Annualized.

(e)  This fund was charged an investment management fee of .12% during its initial first two months of operation; however, on an ongoing basis, the investment management fee is expected to be .85%.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.
36

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues eight series of capital stock, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000 and the Small Cap Value Fund and Small Cap Growth Fund commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Security Valuation — Investment securities are valued as follows:

Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

Debt securities are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing source, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintains an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are

37

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

In June 2006, the Financial Accounting Standards Board ("FASB"), issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("Fin 48"), which became effective in 2007. Fin 48 requires the evaluation of tax positions taken in the course of preparing a fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in management's judgment, will not be fully realized.

As of June 30, 2007, management has evaluated the implications of Fin 48 and does not currently anticipate a material impact to any of the funds' financial statements. Management will continue to monitor the Fund's tax positions prospectively for potential future impacts. Tax returns for the years ended December 31, 2003 through 2006 for each Fund of the Investment Company remain subject to examination by the Internal Revenue Service.

At June 30, 2007, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations:

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund
2007	$0	$0	$0	$0
2008	0	0	0	0
2009	0	0	0	0
2010	0	812,645	0	0
2011	0	0	0	0
2012	0	0	0	0
2013	0	101,171	0	0
2014	0	0	0	0
2015	0	0	0	0
Total	$0	$913,816	$0	$0

38

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund	Money Market Fund
2007	$0	$0	$0	$0
2008	0	0	0	284
2009	0	0	0	0
2010	0	0	0	109
2011	0	0	1,733,086	62
2012	0	0	0	805
2013	0	0	24,447	0
2014	0	0	189,614	0
2015	3,548	0	55,696	0
Total	$3,548	$0	$2,002,843	$1,260

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85% of the value of the net assets of the Aggressive Equity, Small Cap Value and Small Cap Growth Funds, .50% of the value of the net assets of the All America Fund, .125% of the value of the net assets of the Equity Index and Mid-Cap Equity Index Funds, .45% of the value of the net assets of the Bond Fund and .20% of the value of the net assets of the Money Market Fund.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Until April 1, 2002, the Adviser had contractually limited the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .20%, .25%, and .20% of the value of the net assets of the Aggressive Equity, All America, Equity Index, Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses was charged daily against each fund's net assets until April 1, 2002. Effective April 1, 2002, the Adviser contractually agreed to waive all non-investment management operating expenses of the funds, at which time such daily expense accruals were suspended. Settlement of fees accrued (both investment management and, prior to April 1, 2002, other operating expenses) is paid by each fund to the Adviser on or about month-end.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limits each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remains in effect through 2007 and continues into successive calendar years unless the Adviser gives adequate advance notice to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

39

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2007 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund
Cost of investment purchases	$10,000,783	$1,492,448	$5,474,562	$6,648,836
Proceeds from sales of investments	$7,909,410	$1,410,510	$5,112,872	$10,094,151
	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund
Cost of investment purchases	$3,716,697	$3,318,871	$5,257,727
Proceeds from sales of investments	$193,164	$463,889	$1,995,707

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund
Cost of investment purchases	$0	$0	$0	$0
Proceeds from sales of investments	$0	$0	$0	$0
	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund
Cost of investment purchases	$0	$0	$8,365,046
Proceeds from sales of investments	$0	$0	$6,560,732

For the Money Market Fund, the cost of short-term securities purchased was $1,625,954,403; net proceeds from sales were $1,616,238,713.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2007 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund
Unrealized Appreciation	$15,555,841	$18,913,958	$13,085,381	$3,876,108
Unrealized Depreciation	(4.291,794)	(4,217,034)	(2,538,874)	(450,237)
Net	$11,264,047	$14,696,924	$10,546,507	$3,425,871
Cost of Investments	$62,919,701	$70,024,033	$46,963,405	$16,923,083
	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$116,675	$133,281	$58,358	$0
Unrealized Depreciation	(65,513)	(52,644)	(2,136,198)	(480)
Net	$51,162	$80,637	$(2,077,840)	$(480)
Cost of Investments	$3,619,985	$2,862,606	$74,755,462	$100,829,909

40

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2007, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity, Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2007, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	55.6%
Equity Index Fund	36.8%
Mid-Cap Equity Index Fund	75.9%
Aggressive Equity Fund	94.5%
Small Cap Value Fund	55.6%
Small Cap Growth Fund	65.4%
Bond Fund	44.4%
Money Market Fund	3.0%

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at June 30, 2007 were as follows:

All America Fund: three shareholders owning 17.5%, 13.2% and 6.9%, respectively.

Equity Index Fund: three shareholders owning 28.1%, 15.3% and 6.1%, respectively.

Mid-Cap Fund: one shareholder owning 15.5%.

Aggressive Equity Fund: none.

Small Cap Value Fund: one shareholder owning 44.4%.

Small Cap Growth Fund: one shareholder owning 34.6%.

Bond Fund: one shareholder owning 46.2%.

Money Market Fund: one shareholder owning 10.3%.

6.  DIVIDENDS

On June 30, 2007, dividend distributions were declared and paid for each of the Funds from net investment income. For the year ended December 31, 2006, dividend distributions were declared and paid for each of the Funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2005 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 15, 2006. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2007 and 2006 were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2007 and 2006 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund
Ordinary income (a)
Six Months Ended June 30, 2007	$493,573	$757,128	$445,821	$46,805
Year Ended December 31, 2006	$1,392,802	$1,254,477	$1,261,516	$91,824
Long-term capital gains (b)
Six Months Ended June 30, 2007	$0	$0	$0	$0
Year Ended December 31, 2006	$1,328,998	$0	$4,113,390	$455,096

41

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  DIVIDENDS (CONTINUED)

	Small Cap Value Fund (c)	Small Cap Growth Fund (c)	Bond Fund	Money Market Fund
Ordinary income (a)
Six Months Ended June 30, 2007	$8,744	$2,765	$1,491,334	$2,338,305
Year Ended December 31, 2006	N/A	N/A	$2,571,466	$4,169,918
Long-term capital gains (b)
Six Months Ended June 30, 2007	$0	$0	$0	$0
Year Ended December 31, 2006	N/A	N/A	$0	$0

Notes:

No distribution constituted a return of capital for Federal income tax purposes.

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

(c)  For the period May 1, 2007 (commencement of operations) to June 30, 2007

N/A – Not applicable. Fund was not in operation during 2006.

Undistributed net income and gains (losses) — As of June 30, 2007, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund
Accumulated undistributed net investment income	$442,224	$27,862	$172,007	$316,195
Accumulated undistributed realized gain (loss) on investments and futures contracts	1,280,731	$(913,816)	$2,656,029	$1,756,353
Net unrealized appreciation (depreciation) of investments and futures contracts	$11,264,047	$14,696,924	$10,546,507	$3,425,871
	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$226	$7,754	$225,195	$136,051
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(3,548)	$0	$(2,002,843)	$(1,279)
Net unrealized appreciation (depreciation) of investments and futures contracts	$51,162	$80,637	$(2,077,840)	$(480)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the disallowance of net operating losses and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by these reclassifications.

42

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  DIVIDENDS (CONTINUED)

During the six months ended June 30, 2007, no such reclassifications were made. During the year ended December 31, 2006, the Funds reclassified the following book to tax differences:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$5,773	$(9,082)	$22,254	$(5,001)	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(5,773)	$9,082	$(22,254)	$5,001	$0	$0
Paid in capital	$0	$0	$0	$0	$0	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets were not affected by these reclassifications.

7.  SUBSEQUENT EVENT

On August 28, 2007, the Investment Company's Board of Directors voted to close the Aggressive Equity Fund to new investments. Therefore, on and after October 1, 2007, the Aggressive Equity Fund will no longer be available for new contributions or exchanges from other funds.

43

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
OTHER INFORMATION

Quarterly Portfolio Schedule

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of June 30, 2007. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Renewal of Investment Advisory Agreements

The Board of Directors of the Investment Company has renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the considerations enumerated below.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $9.2 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price and not on the basis of any research that they may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser uses its own funds to purchase research and other services from recognized firms that are utilized by the research staff. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. The vast majority of the Funds demonstrated gross performance that was above or at their benchmarks, when considering minimal tracking error. Performance has continued to strengthen over the past few years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. The Adviser's fees have not increased since the advisory agreement originally went into effect a number of years ago. In addition, under a written agreement, for the past five years the Adviser has reimbursed the Investment Company for its expenses, other than extraordinary expenses, over and above the advisory fee. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees obviates the need for asset-level breakpoints. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts that it realizes from volume increases.

44

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MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.      CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
JUNE 30, 2007 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Air Products & Chemicals, Inc.	703	56,500
Alcoa, Inc.	2,822	114,376
Allegheny Technologies, Inc.	331	34,715
Ball Corp.	331	17,599
Bemis Co.	339	11,248
Dow Chemical Co.	3,094	136,817
Du Pont EI de Nemours	2,998	152,418
Eastman Chemical Co.	273	17,562
Ecolab, Inc.	568	24,254
Freeport-McMoran Copper	1,217	100,792
Hercules, Inc.*	378	7,428
International Paper Co.	1,413	55,178
Intl. Flavors & Fragrances	252	13,139
MeadWestvaco Corp.	598	21,121
Monsanto Co.	1,764	119,141
Newmont Mining Corp. Hldg. Co.	1,464	57,184
Nucor Corp.	979	57,418
PPG Industries, Inc.	532	40,491
Pactiv Corp.*	423	13,489
Peabody Energy Corp.	860	41,607
Praxair, Inc.	1,034	74,438
Rohm & Haas Co.	462	25,262
Sealed Air Corp.	524	16,254
Sigma-Aldrich Corp.	426	18,177
Temple-Inland, Inc.	343	21,105
United States Steel Group	384	41,760
Vulcan Materials Co.	309	35,393
Weyerhaeuser Co.	700	55,251
		1,380,117
CONSUMER, CYCLICAL (5.7%)
Abercrombie & Fitch Co. Cl A	286	20,872
Amazon.com, Inc.*	1,009	69,026
AutoZone, Inc.*	155	21,176
Autonation, Inc.*	490	10,996
Bed Bath & Beyond, Inc.*	889	31,995
Best Buy Co., Inc.	1,314	61,324

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Big Lots, Inc.*	355	10,444
Black & Decker Corp.	214	18,898
Brunswick Corp.	293	9,561
Carnival Corp.	1,436	70,034
Centex Corp.	387	15,519
Circuit City Group, Inc.	448	6,756
Clear Channel Communications	1,611	60,928
Coach, Inc.*	1,204	57,058
Comcast Corp. Cl A*	10,102	284,068
D.R. Horton, Inc.	887	17,678
Directv Group, Inc.*	2,502	57,821
Darden Restaurants, Inc.	458	20,147
Dillard’s, Inc. Cl A	197	7,078
Disney (Walt) Co.	6,432	219,588
Dollar General Corp.	1,022	22,402
Dow Jones & Co.	212	12,179
EW Scripps Co. Cl A	270	12,336
Eastman Kodak Co.	933	25,965
Family Dollar Stores, Inc.	489	16,782
Ford Motor Co.	6,103	57,490
Fortune Brands, Inc.	495	40,773
Gannett Co., Inc.	761	41,817
Gap, Inc.	1,721	32,871
General Motors Corp.	1,836	69,401
Genuine Parts Co.	553	27,429
Goodyear Tire & Rubber Co.*	669	23,254
Harley-Davidson, Inc.	836	49,834
Harman Intl. Inds	211	24,645
Harrah’s Entertainment, Inc.	606	51,668
Hasbro, Inc.	517	16,239
Hilton Hotels Corp.	1,265	42,340
Home Depot, Inc.	6,408	252,155
International Game Technology	1,079	42,836
Interpublic Grp. of Cos., Inc.	1,522	17,351
Johnson Controls, Inc.	640	74,093
Jones Apparel Group, Inc.	353	9,972
KB Home	249	9,803

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Kohl’s Corp.*	1,047	74,368
Leggett & Platt	575	12,679
Lennar Corp.	451	16,489
Limited Brands, Inc.	1,110	30,470
Liz Claiborne, Inc.	339	12,645
Lowe’s Companies, Inc.	4,885	149,921
Macy’s Inc	1,492	59,352
Marriott International, Inc.	1,066	46,094
Mattel, Inc.	1,276	32,270
McDonald’s Corp.	3,875	196,695
McGraw-Hill Cos., Inc.	1,114	75,841
Meredith Corp.	126	7,762
NIKE, Inc. Cl B	1,230	71,697
New York Times Co. Cl A	467	11,862
Newell Rubbermaid, Inc.	905	26,634
News Corp, Inc.	7,560	160,348
Nordstrom, Inc.	728	37,215
Office Depot, Inc.*	897	27,179
OfficeMax, Inc.	244	9,589
Omnicom Group, Inc.	1,004	53,132
Penney (J.C.) Co., Inc.	730	52,837
Polo Ralph Lauren Corp.	198	19,426
Pulte Homes, Inc.	689	15,468
RadioShack Corp.	440	14,582
Sears Holding Corp.*	267	45,257
Sherwin-Williams Co.	355	23,597
Snap-On, Inc.	188	9,496
Stanley Works	270	16,389
Staples, Inc.	2,321	55,077
Starbucks Corp.*	2,404	63,081
TJX Companies, Inc.	1,476	40,590
Target Corp.	2,764	175,790
Tiffany & Co.	443	23,506
Time Warner, Inc.	12,288	258,540
Tribune Co.	274	8,056
V F Corp.	289	26,467
Wendy’s International, Inc.	283	10,400

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Whirlpool Corp.	256	28,467
Windstream Corp.	1,547	22,834
Wyndham Worldwide Corp*	591	21,430
Yum! Brands, Inc.	1,700	55,624
eBay, Inc.*	3,674	118,229
		4,261,987
CONSUMER, NON-CYCLICAL (5.7%)
Altria Group, Inc.	6,827	478,846
Anheuser-Busch Cos., Inc.	2,466	128,627
Archer-Daniels-Midland Co.	2,118	70,085
Avon Products, Inc.	1,424	52,332
Brown-Forman Corp. Cl B	255	18,635
CVS Corp.	5,010	182,615
Campbell Soup Co.	704	27,322
Clorox Co.	492	30,553
Coca-Cola Co.	6,523	341,218
Coca-Cola Enterprises	905	21,720
Colgate-Palmolive Co.	1,660	107,651
ConAgra Foods, Inc.	1,616	43,406
Constellation Brands, Inc.Cl A	627	15,224
Costco Wholesale Corp.	1,449	84,795
Dean Foods Co.	421	13,417
Estee Lauder Co. Cl A	382	17,385
FNMA	3,158	206,312
General Mills, Inc.	1,124	65,664
Heinz (H.J.) Co.	1,054	50,033
Hershey Food Corp.	556	28,145
IAC Interactive Corp.*	709	24,538
Kellogg Co.	813	42,105
Kimberly Clark Corp.	1,480	98,997
Kraft Foods Inc.	5,207	183,547
Kroger Co.	2,298	64,643
McCormick & Co., Inc.	422	16,112
Molson Coors Brewing Co.	153	14,146
Pepsi Bottling Group, Inc.	427	14,381
PepsiCo, Inc.	5,287	342,862
Proctor & Gamble Co.	10,220	625,362

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Reynolds American Inc	555	36,186
Safeway, Inc.	1,433	48,765
Sara Lee Corp.	2,384	41,482
Supervalu, Inc.	673	31,173
Sysco Corp.	2,005	66,145
Tyson Foods, Inc.	820	18,893
UST, Inc.	519	27,875
Wal-Mart Stores, Inc.	7,869	378,578
Walgreen Co.	3,248	141,418
Whole Foods Market, Inc.	458	17,541
Wrigley (Wm.) Jr. Co.	699	38,662
		4,257,396
ENERGY (6.2%)
Anadarko Petroleum	1,505	78,245
Apache Corp.	1,075	87,709
Ashland, Inc.	181	11,575
BJ Services Co.	952	27,075
Baker Hughes, Inc.	1,039	87,411
Chesapeake Energy Corp.	1,329	45,983
ChevronTexaco Corp.	6,976	587,658
ConocoPhillips	5,305	416,443
Consol Energy, Inc.	591	27,251
Dynegy Inc CL - A*	1,305	12,319
Devon Energy Corp.	1,443	112,972
Ensco International, Inc.	483	29,468
EOG Resources, Inc.	794	58,010
El Paso Corp.	2,273	39,164
Exxon Mobil Corp.	18,286	1,533,830
HESS Corp.	885	52,180
Halliburton Co.	2,967	102,362
Integrys Energy Group Inc	245	12,429
Marathon Oil Corp.	2,226	133,471
Murphy Oil Corp.	610	36,258
Nabors Industries, Ltd.*	913	30,476
National-Oilwell, Inc.*	576	60,042
Noble Corporation*	435	42,421
Occidental Petroleum	2,706	156,623

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d)
Rowan Cos., Inc.	359	14,712
Schlumberger, Ltd.	3,825	324,896
Smith International, Inc.	650	38,116
Spectra Energy Corp.	2,051	53,244
Sunoco, Inc.	394	31,394
Transocean, Inc.*	935	99,091
Valero Energy Corp.	1,782	131,619
Weatherford Int’l., Ltd.*	1,094	60,433
Williams Cos., Inc.	1,943	61,438
XTO Energy, Inc.	1,244	74,764
		4,671,082
FINANCIAL (11.9%)
Ace, Ltd.*	1,056	66,021
Aflac, Inc.	1,587	81,572
Allstate Corp.	1,971	121,236
Ambac Financial Group, Inc.	330	28,773
American Express Co.	3,858	236,032
American Int’l. Group, Inc.	8,421	589,723
Ameriprise Financial, Inc.	763	48,504
Aon Corp.	953	40,607
Apartment Investment & Mgmt.Co	315	15,882
Archstone-Smith Trust	723	42,737
Assurant, Inc.	322	18,972
Avalonbay Communities	258	30,671
BB & T Corp.	1,761	71,637
Bank of America Corp.	14,404	704,212
Bank of New York Co., Inc.*	2,453	101,652
Bear Stearns Cos., Inc.	386	54,040
Boston Properties	386	39,422
CB Richard Ellis Group Inc.*	608	22,192
CIT Group, Inc.	622	34,104
Capital One Financial Corp.	1,341	105,188
Charles Schwab Corp.	3,284	67,388
Chicago Mercantile Exchange	115	61,451
Chubb Corp.	1,303	70,544
Cincinnati Financial Corp.	557	24,174
Citigroup, Inc.	16,056	823,512

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Comerica, Inc.	506	30,092
Commerce Bancorp (N.J.)	621	22,971
Compass Bancshares, Inc.	427	29,454
Countrywide Financial Corp.	1,926	70,010
Developers Divers Rlty.	405	21,348
E*Trade Financial Corp.*	1,385	30,595
Equity Residential	943	43,029
Federated Investors, Inc.	287	11,001
Fidelity Natl. Info. Svc., Inc	531	28,823
Fifth Third Bancorp	1,785	70,989
First Tennessee Natl. Bank	408	15,912
Franklin Resources, Inc.	534	70,739
Freddie Mac	2,147	130,323
Genworth Financial, Inc.	1,357	46,681
Goldman Sachs Group, Inc.	1,325	287,194
Hartford Fin, Svc .Gp., Inc.	1,027	101,170
Host Hotels & Resorts Inc.	1,694	39,165
Hudson City Bancorp, Inc.	1,572	19,210
Huntington Bancshares, Inc.	1,162	26,424
J.P. Morgan Chase & Co.	11,089	537,262
Janus Capital Group	601	16,732
KeyCorp.	1,273	43,702
Kimco Realty Corp.	736	28,020
Legg Mason, Inc.	426	41,910
Lehman Brothers Hlds.	1,728	128,771
Lincoln National Corp.	878	62,294
Loews Corp.	1,446	73,717
M & T Bank Corp.	245	26,191
MBIA, Inc.	424	26,381
MGIC Investment Corp.	269	15,295
Marsh & McLennan Cos., Inc.	1,802	55,646
Marshall & Ilsley Corp.	841	40,057
Mellon Financial Corp.	1,351	59,444
Merrill Lynch & Co., Inc.	2,826	236,197
MetLife, Inc.	2,407	155,203
Moody’s Corp.	746	46,401
Morgan Stanley	3,421	286,953

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
National City Corp.	1,869	62,275
Northern Trust Corp.	612	39,315
PNC Financial Services Group	1,119	80,098
Plum Creek Timber Co.	573	23,871
Principal Financial Group Inc.	869	50,654
Progressive Corp. of Ohio	2,389	57,169
Prologis Trust	832	47,341
Prudential Financial, Inc.	1,517	147,498
Public Storage, Inc.	398	30,574
Regions Financial Corp.	2,287	75,700
SLM Corporation	1,335	76,869
Safeco Corp.	344	21,417
Simon Property Group	725	67,454
Sovereign Bancorp, Inc.	1,172	24,776
State Street Corp.	1,308	89,467
Suntrust Banks, Inc.	1,157	99,201
Synovus Financial Corp.	1,061	32,573
T. Rowe Price Group, Inc.	862	44,729
Torchmark Corp.	310	20,770
Travelers Cos inc	2,155	115,293
Unum Provident Corp.	1,112	29,034
US Bancorp	5,644	185,970
Vornado Realty Trust	423	46,462
Wachovia Corp.	6,210	318,263
Washington Mutual, Inc.	2,885	123,016
Wells Fargo & Company	10,841	381,278
Western Union Co.	2,508	52,242
XL Capital Limited*	603	50,827
Zions Bancorporation	357	27,457
		8,897,145
HEALTHCARE (6.7%)
Abbott Laboratories	5,000	267,750
Aetna, Inc.	1,676	82,794
Allergan, Inc.	998	57,525
Amerisource Bergen Corp.	620	30,671
Amgen, Inc.*	3,764	208,112
Applera Corp.-Applied Biosys	595	18,171

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d)
Bard (C.R.), Inc.	335	27,681
Barr Pharmaceuticals, Inc.*	356	17,882
Bausch & Lomb, Inc.	176	12,221
Baxter International, Inc.	2,114	119,103
Becton Dickinson & Co.	795	59,228
Biogen Idec, Inc.*	908	48,578
Biomet, Inc.	796	36,393
Boston Scientific Corp.*	3,851	59,074
Bristol-Myers Squibb Co.	6,388	201,605
Cigna Corp.	934	48,773
Cardinal Health, Inc.	1,248	88,159
Celgene Corp.*	1,233	70,688
Coventry Health Care*	507	29,229
Express Scripts, Inc.*	884	44,209
Forest Laboratories, Inc.*	1,031	47,065
Genzyme Corp. (Genl. Div)*	853	54,933
Gilead Sciences, Inc.*	3,031	117,512
Hospira, Inc.*	505	19,715
Humana, Inc.*	545	33,196
IMS Health, Inc.	637	20,467
Johnson & Johnson	9,402	579,351
King Pharmaceuticals, Inc.*	790	16,163
Laboratory Corp. of America*	381	29,817
Lilly (Eli) & Co.	3,202	178,928
Manor Care, Inc.	237	15,474
McKesson Corp.	958	57,135
Medco Health Solutions*	909	70,893
Medtronic, Inc.	3,738	193,853
Merck & Co., Inc.	7,035	350,343
Millipore Corp.*	175	13,141
Mylan Laboratories, Inc.	806	14,661
Patterson Cos., Inc.*	451	16,809
PerkinElmer, Inc.	388	10,111
Pfizer, Inc.	22,782	582,536
Quest Diagnostics, Inc.	512	26,445
Schering-Plough Corp.	4,834	147,147
St. Jude Medical, Inc.*	1,098	45,556

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d)
Stryker Corp.	969	61,134
Tenet Healthcare Corp.*	1,535	9,993
Thermo Fisher Scientific Inc*	1,369	70,805
UnitedHealth Group, Inc.	4,350	222,459
Varian Medical Systems, Inc.*	413	17,557
Waters Corp.*	327	19,411
Watson Pharmaceuticals, Inc.*	332	10,800
WellPoint, Inc.*	1,992	159,021
Wyeth	4,366	250,346
Zimmer Holdings, Inc.*	768	65,196
		5,055,819
INDUSTRIAL (7.5%)
3M Company	2,337	202,828
Allied Waste Industries*	828	11,145
American Standard Cos.	570	33,619
Apollo Group, Inc. Cl A*	454	26,527
Avery Dennison Corp.	297	19,745
Block (H. & R.), Inc.	1,048	24,492
Boeing Co.	2,556	245,785
Burlington North Santa Fe	1,156	98,422
C.H. Robinson Worldwide, Inc.	555	29,149
CBS Corp. Cl B	2,377	79,202
CSX Corp.	1,419	63,969
Caterpillar, Inc.	2,078	162,707
Cintas Corp.	437	17,231
Cooper Industries, Ltd.*	594	33,911
Cummins, Inc.	338	34,209
Danaher Corp.	772	58,286
Deere & Co.	730	88,140
Donnelley R.R. & Sons	714	31,066
Dover Corp.	663	33,912
Eaton Corp.	475	44,175
Emerson Electric Co.	2,581	120,791
Equifax, Inc.	472	20,966
FedEx Corp.	999	110,859
Fluor Corp.	286	31,852
General Dynamics Corp.	1,314	102,781

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
General Electric Co.	33,396	1,278,399
General Growth Pptys Inc	793	41,989
Goodrich Corporation	406	24,181
Google, Inc.*	707	369,549
Grainger (W.W.), Inc.	230	21,402
Honeywell International, Inc.	2,531	142,445
ITT Industries, Inc.	589	40,217
Illinois Tool Works, Inc.	1,337	72,452
Ingersoll Rand Co.*	979	53,669
L-3 Communications Hldgs., Inc	405	39,443
Lockheed Martin Corp.	1,152	108,438
Masco Corp.	1,226	34,904
Monster Worldwide, Inc.*	423	17,385
Norfolk Southern	1,276	67,079
Northrop Grumman Corp.	1,120	87,214
Paccar, Inc.	806	70,154
Pall Corp.	397	18,258
Parker Hannifin Corp.	375	36,716
Pitney Bowes, Inc.	713	33,383
Precision Castparts Corp.	446	54,127
Raytheon Co.	1,440	77,602
Robert Half Intl., Inc.	539	19,674
Rockwell Automation, Inc.	512	35,553
Rockwell Collins	543	38,358
Ryder System, Inc.	198	10,652
Southwest Airlines Co.	2,534	37,782
Starwood Hotels & Resort World	698	46,815
Terex Corp*	334	27,154
Textron, Inc.	407	44,815
Tyco International, Ltd.*	6,435	217,439
Union Pacific Corp.	878	101,102
United Parcel Service Cl B	3,437	250,901
United Technologies Corp.	3,228	228,962
Verisign, Inc.*	795	25,225
Viacom Inc. - Class B.*	2,237	93,126
Waste MGT Inc.	1,679	65,565
		5,657,898

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY(8.2%)
Adobe Systems, Inc.*	1,908	76,606
Advanced Micro Devices, Inc.*	1,786	25,540
Affiliated Computer Svcs.*	321	18,207
Agilent Technologies, Inc.*	1,285	49,395
Altera Corp.	1,152	25,494
Analog Devices, Inc.	1,061	39,936
Apple Computer, Inc.*	2,807	342,566
Applied Materials, Inc.	4,486	89,137
Autodesk, Inc.*	750	35,310
Automatic Data Processing	1,795	87,004
Avaya, Inc.*	1,460	24,586
BMC Software, Inc.*	662	20,059
Broadcom Corp. Cl A*	1,510	44,168
CA Inc.	1,335	34,483
Ciena Corp.*	277	10,008
Cisco Systems, Inc.*	19,708	548,868
Citrix Systems, Inc.*	586	19,731
Cognizant Tech Solutions*	466	34,992
Computer Sciences Corp.*	562	33,242
Compuware Corp.*	977	11,587
Convergys Corp.*	444	10,763
Corning, Inc.*	5,105	130,433
Dell, Inc.*	7,374	210,528
EMC Corp.*	6,811	123,279
Electronic Arts, Inc.*	1,006	47,604
Electronic Data Systems Corp.	1,651	45,782
Embarq Corp.	490	31,051
First Data Corp.	2,448	79,976
Fiserv, Inc.*	545	30,956
Hewlett-Packard Co.	8,501	379,315
IBM Corp.	4,434	466,679
Intel Corp.	18,860	448,114
Intuit, Inc.*	1,112	33,449
JDS Uniphase Corp.*	685	9,200
Jabil Circuit, Inc.	581	12,823
Juniper Networks Inc.*	1,838	46,262
KLA Tencor Corp.	622	34,179

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY(Cont’d)
LSI Logic Corp.*	2,500	18,775
Lexmark Int’l, Inc.*	306	15,089
Linear Technology Corp.	823	29,776
MEMC Elect. Materials, Inc*	728	44,495
Maxim Integrated Products, Inc	1,041	34,780
Micron Technology, Inc.*	2,455	30,761
Microsoft Corp.	27,328	805,356
Molex, Inc. Cl A	461	13,835
Motorola, Inc.	7,513	132,980
NCR Corp.*	583	30,631
Nvidia Corporation*	1,178	48,663
National Semiconductor Corp.	905	25,584
Network Appliance, Inc.*	1,204	35,157
Novell, Inc.*	1,130	8,803
Novellus Systems, Inc.*	410	11,632
Oracle Corp.*	12,849	253,254
Paychex, Inc.	1,103	43,149
QLogic Corp.*	516	8,591
Qualcomm, Inc.	5,410	234,740
Sandisk Corp.*	740	36,216
Solectron Corp.*	2,934	10,797
Sun Microsystems, Inc.*	11,589	60,958
Symantec Corp.*	2,924	59,065
Tektronix, Inc.	265	8,941
Tellabs, Inc.*	1,421	15,290
Teradyne, Inc.*	615	10,812
Texas Instruments, Inc.	4,654	175,130
Unisys Corp.*	1,128	10,310
Xerox Corp.*	3,042	56,216
Xilinx, Inc.	966	25,860
Yahoo!, Inc.*	3,926	106,512
		6,113,470
TELECOMMUNICATIONS (2.1%)
AT&T	20,013	830,540
Alltel Corp.	1,121	75,724
CenturyTel, Inc.	355	17,413
Citizens Communications Co.	1,111	16,965

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d)
Qwest Communications Intl.*	5,042	48,907
Sprint Nextel Corp.	9,392	194,508
Verizon Communications	9,424	387,986
		1,572,043
UTILITIES (2.0%)
AES Corp.*	2,167	47,414
Allegheny Energy, Inc.*	537	27,784
Ameren Corp.	669	32,788
American Electric Power, Inc.	1,294	58,282
CMS Energy Corp.	728	12,522
Centerpoint Energy, Inc.	1,041	18,113
Consolidated Edison, Inc.	878	39,615
Constellation Energy Group	586	51,082
DTE Energy Co.	571	27,534
Dominion Resources, Inc.	1,137	98,134
Duke Energy Corp	4,088	74,810
Edison International	1,057	59,319
Entergy Corp.	640	68,704
Exelon Corp.	2,183	158,486
FPL Group, Inc.	1,319	74,840
FirstEnergy Corp.	989	64,018
Keyspan Corporation	570	23,929
NiSource, Inc.	889	18,411
Nicor, Inc.	146	6,266
PG & E Corp.	1,141	51,687
PPL Corporation	1,250	58,488
Pinnacle West Capital Corp.	325	12,951
Progress Energy, Inc.	825	37,612
Public Svc. Enterprise Group	820	71,980
Questar Corp.	559	29,543
Sempra Energy	856	50,701
Southern Co.	2,440	83,668
TXU Corp.	1,490	100,277
Teco Energy, Inc.	680	11,682
Xcel Energy, Inc.	1,327	27,164
		1,497,804

TOTAL INDEXED ASSETS COMMON STOCKS (Cost: $35,941,066) 57.8%		43,364,761

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.66	8/30/2007	200,000	198,420
U.S. Treasury Bill (a)	4.89	7/5/2007	100,000	99,931
				298,351
U.S. GOVERNMENT AGENCIES (2.7%)
Federal Home Loan Bank		7/2/2007	1,999,000	1,998,467

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,296,813) 3.1%				2,296,818

TOTAL INDEXED ASSETS (Cost: $38,237,879) 60.9%				45,661,579

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
Purchased
11 S&P 500 Stock Index Futures Contracts	September 2007	$2,273,100	$(22,200)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 3.0%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.1%)
Schnitzer Steel Inds Inc -A	713	34,181
Ball Corp.	1,363	72,471
Cytec Industries, Inc.	1,255	80,031
Darling International Inc*	2,825	25,849
Dow Chemical Co.	2,766	122,313
Freeport-McMoran Copper	1,888	156,364
Georgia Gulf Corp.	1,625	29,429
Lubrizol Corp.	1,771	114,318
Monsanto Co.	1,880	126,975
Tetra Technologies*	1,869	40,277
WCI Communications*	470	7,840
		810,048
CONSUMER, CYCLICAL (4.5%)
AAR Corp*	2,422	79,950
Aaron Rents, Inc	1,371	40,033
ArvinMeritor, Inc.	3,190	70,818
Audiovox Corp. Cl A*	6,474	83,968
Belo Corporation	3,641	74,968
Best Buy Co., Inc.	1,346	62,818
CSK Auto Corp*	2,420	44,528
California Pizza Kitchen Inc*	1,950	41,886
Casey’s General Stores, Inc.	1,270	34,620
Charming Shoppes, Inc.*	2,945	31,894
Comcast Corp. Cl A*	6,324	177,831
Crown Holdings, Inc.*	6,658	166,250
Crown Media Holdings Cl A*	1,718	12,370
D.R. Horton, Inc.	1,684	33,562
Entravision Communications*	3,077	32,093
Gymboree Corp.*	1,276	50,287
Harman Intl. Inds	479	55,947
Harris Interactive*	5,275	28,221
Hartmarx Corp.*	3,735	29,768
Hibbett Sporting Goods, Inc.*	1,955	53,528
Home Depot, Inc.	1,223	48,125
Hudson Highland Group*	2,044	43,721
ICT Group, Inc.*	2,542	47,561
International Game Technology	2,391	94,923

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Johnson Controls, Inc.	1,203	139,271
Kohl’s Corp.*	997	70,817
L-1 Identity Solutions Inc.*	1,975	40,389
Landry’s Restaurant, Inc.	2,090	63,243
Lithia Motors, Inc. Cl A	471	11,935
Marten transport Ltd*	1,060	19,091
Marvel Entertainment Inc*	1,447	36,870
McDonald’s Corp.	1,849	93,855
Modine Manufacturing Co.	3,594	81,224
Omnicom Group, Inc.	1,758	93,033
Pharmion Corp*	1,100	31,845
Payless Shoesource, Inc.*	3,456	109,037
Penney (J.C.) Co., Inc.	932	67,458
Phillips Van Heusen Corp.	892	54,028
Pinnacle Entertainment, Inc.*	2,083	58,636
RC2 Corp.*	742	29,687
Rare Hospitality Int’l., Inc.*	1,022	27,359
Rent-A-Center, Inc.*	1,722	45,168
Sonic Corp.*	3,125	69,125
Staples, Inc.	3,005	71,309
Starbucks Corp.*	2,378	62,399
Sunopta*	4,209	46,930
Target Corp.	992	63,091
The Topps Company, Inc.	2,375	24,961
Time Warner, Inc.	4,998	105,158
Tupperware Corp.	4,523	129,991
Tween Brands, Inc.*	1,079	48,123
Under Armour Inc - CL A*	625	28,531
V F Corp.	857	78,484
Wolverine World Wide, Inc.	4,093	113,417
		3,354,135
CONSUMER, NON-CYCLICAL (2.8%)
Andersons Inc.	350	15,866
Alkermes, Inc.*	1,719	25,097
Archer-Daniels-Midland Co.	2,357	77,993
Boston Beer Co., Inc. Cl A*	676	26,601
CVS Corp.	3,627	132,204

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Chattem, Inc.*	326	20,662
Coca-Cola Co.	3,595	188,054
Colgate-Palmolive Co.	1,751	113,552
Comsys ITPartners, Inc.*	1,176	26,825
Conmed Corp.*	634	18,564
Dynamex, Inc.*	1,022	26,092
Flowers Foods, Inc.	759	25,320
Forrester Research Inc*	1,828	51,422
General Mills, Inc.	1,170	68,351
Great Atlantic & Pac. Tea, Inc	1,120	37,565
Hologic, Inc.*	1,041	57,578
Longs Drug Stores Corp.	1,731	90,912
Mentor Corp.	1,713	69,685
Mueller Industries, Inc.	2,668	91,886
PepsiCo, Inc.	2,836	183,915
Proctor & Gamble Co.	5,687	347,988
Sovran Self-Storage, Inc.	464	22,346
Vector Group, Ltd.	4,571	102,985
Wal-Mart Stores, Inc.	4,696	225,925
Watson Wyatt Worldwide Inc	1,196	60,374
		2,107,762
ENERGY (2.9%)
Aegean Marine Pretroleum*	1,750	33,303
CNX Gas Corp.*	2,642	80,845
Devon Energy Corp.	549	42,981
Ellora Energy Inc*	3,000	36,000
Exxon Mobil Corp.	8,116	680,770
Halliburton Co.	6,072	209,484
Northwest Natural Gas	728	33,626
Range Resources Corp.	7,370	275,712
Schlumberger, Ltd.	2,271	192,899
Superior Well Services Inc*	1,203	30,568
T-3 Energy Services Inc*	1,921	64,257
Transocean, Inc.*	1,898	201,150
Unisource Energy Corp.	2,036	66,964
Valero Energy Corp.	2,676	197,649
		2,146,208

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (6.9%)
Acadia Realty Trust	1,444	37,472
Allstate Corp.	1,636	100,630
Ambac Financial Group, Inc.	791	68,967
American Int’l. Group, Inc.	2,873	201,196
AmericanWest Bancorp	1,357	24,738
Argonaut Group, Inc.	1,521	47,470
Assured Guaranty Co.*	3,697	109,283
Asta Funding Inc.	1,120	43,042
Bank Mutual Corp.	5,616	64,752
Bank of America Corp.	5,328	260,486
Banner Corporation	695	23,672
Biomed Realty Trust Inc	1,225	30,772
Brookline Bankcorp	6,360	73,204
Capital Lease Funding, Inc.	1,450	15,588
Capital One Financial Corp.	1,718	134,760
Citigroup, Inc.	5,682	291,430
Columbia Banking System	1,368	40,014
Equity Inns, Inc.	4,558	102,099
Euronet Worldwide*	2,482	72,375
FBR Capital Markets Corp.*	4,460	75,374
First Niagara Financial Grp.	4,567	59,828
First State Bank Corporation	2,286	48,669
FirstFed Financial Corp.*	1,120	63,538
Greenhill & Co Inc.	525	36,073
Glacier Bancorp, Inc.	3,572	72,690
Goldman Sachs Group, Inc.	440	95,370
Hartford Fin, Svc .Gp., Inc.	1,185	116,734
Highwoods Properties, Inc.	1,454	54,525
Ishares Russel Midcap	1,010	83,780
Ishares Russel Midcap	920	75,771
Iberia Bank Corp.	618	30,560
J.P. Morgan Chase & Co.	4,370	211,727
JER Investors Trust, Inc.	1,883	28,245
KNBT Bancorp, Inc.	3,671	53,964
Knight Capital Group, Inc.*	1,632	27,091
LandAmerica Financial Group	1,267	122,253
Lazard, Ltd. Cl A*	1,647	74,164

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Legg Mason, Inc.	557	54,798
MAF Bancorp	1,847	100,218
Medical Properties Trust Inc	2,753	36,422
Merrill Lynch & Co., Inc.	929	77,646
Meruelo Maddux Prop., Inc.*	3,844	31,367
MetLife, Inc.	2,483	160,104
Mid-America Apt. Communities	920	48,282
Morgan Stanley	1,302	109,212
National Financial Partners	2,942	136,244
NewAlliance Bankshare	7,409	109,060
PHH Corp.*	3,358	104,803
Pennsylvania REIT	893	39,587
Phoenix Companies, Inc.	2,260	33,923
Prologis Trust	1,255	71,410
Provident Financial Services	2,346	36,973
Rait Finiancial Trust	1,058	27,529
Safeco Corp.	1,672	104,099
Salary.com., Inc.*	1,935	23,220
Santander Bancorp	88	1,308
Sterling Financial Corp.	1,627	47,085
Sws Group, Inc.	2,975	64,320
Taylor Capital Gowth, Inc.	1,015	27,943
Tower Group, Inc.	1,909	60,897
Vintage Wine Trust, Inc.	7,340	51,380
Wachovia Corp.	3,751	192,239
Wells Fargo & Company	8,740	307,386
Westamerica Bancorp	1,275	56,406
		5,186,167
HEALTHCARE (3.2%)
Alnylam Pharmaceuticals, Inc.*	694	10,542
Abbott Laboratories	3,447	184,587
Aetna, Inc.	2,115	104,481
Allscripts Healthcare Solution	2,852	72,669
American Medical Sys. Hldgs.*	1,500	27,060
Amgen, Inc.*	1,271	70,274
Arthrocare Corp.*	902	39,607
Celgene Corp.*	664	38,067

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d)
DJ Orthopedics, Inc.*	1,915	79,032
Discovery Laboratories Inc*	14,864	42,065
Enzon, Inc.*	8,262	64,857
Genesis HealthCare Corp.*	713	48,783
Genzyme Corp. (Genl. Div)*	1,008	64,915
Gilead Sciences, Inc.*	3,448	133,679
Human Genome Sciences, Inc.*	3,757	33,512
Humana, Inc.*	633	38,556
Inverness Medical Innovations*	3,046	155,407
Johnson & Johnson	4,954	305,265
Keryx Biopharmaceuticals, Inc.	1,724	16,843
Kyphon, Inc.*	975	46,946
McKesson Corp.	1,310	78,128
Medco Health Solutions*	915	71,361
Myriad Genetics Inc.*	728	27,074
OSI Pharmaceuticals, Inc.*	131	0
Pfizer, Inc.	6,602	168,813
Psychiatric Solutions*	2,026	73,463
Quest Diagnostics, Inc.	948	48,964
Rigel Pharmaceuticals, Inc.*	1,314	11,708
Sciele Pharma, Inc.*	812	19,131
Seattle Genetics, Inc.*	2,420	23,740
St. Jude Medical, Inc.*	1,120	46,469
Theravance, Inc.*	1,298	41,536
Valeant Pharmaceuticals	2,398	40,023
Wyeth	2,867	164,394
		2,391,951
INDUSTRIAL (7.2%)
3M Company	1,500	130,185
Actuant Corp. Cl A	780	49,187
Affymetrix, Inc.*	1,869	46,519
Agnico-Eagle Mines, Ltd.	3,073	112,165
Alaska Air Group, Inc.*	2,424	67,533
Allis-Chalmers Corp*	10,587	243,395
Apogee Enterprises, Inc.	1,351	37,585
Baldor Electric Company	3,074	151,487
Benchmark Electronics*	944	21,353

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Bronco Drilling Co., Inc.*	5,409	88,762
Bucyrus International , Inc.	616	43,600
CF Industries Holdings	880	52,703
Chaparral Steel Co.	1,584	113,842
Curtis Wright Corp. Cl B	1,044	48,661
Diodes, Inc.*	1,129	47,158
Dxp Enterprises Inc*	599	25,607
Eclipsys Corp.*	509	10,078
FLIR Systems Inc.*	2,658	122,933
Felcor Lodging Trust, Inc.	1,293	33,657
Flotek Industries, Inc.*	2,036	121,977
General Cable Corp.*	3,105	235,204
General Electric Co.	13,901	532,130
Genesee & Wyoming, Inc. Cl A*	4,198	125,268
Google, Inc.*	209	109,244
Granite Construction	2,131	136,768
Hub Group, Inc. Cl A*	1,785	62,761
Harmonic, Inc.*	5,886	52,209
Healthcare Services Group	1,442	42,539
Heelys, Inc.*	1,400	36,204
Heidrick & Struggles Intl Inc*	1,167	59,797
ICO, Inc.*	5,237	55,355
ITT Industries, Inc.	2,195	149,875
Illinois Tool Works, Inc.	1,409	76,354
Integra Lifesciences Corp.*	1,152	56,932
Interline Brands, Inc.*	1,518	39,589
JetBlue Airways Corp*	4,400	51,700
Jos A Bank Clothiers*	950	39,397
Ladish Co Inc*	2,729	117,347
Landauer, Inc.	725	35,706
Levitt Corporation	2,931	27,639
Littelfuse, Inc.*	2,776	93,746
Live Nation Inc*	4,248	95,070
Lockheed Martin Corp.	1,592	149,855
Magellan Health Services, Inc.	2,075	96,425
Miller (Herman), Inc.	1,328	41,965
Northrop Grumman Corp.	1,737	135,260

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Prepaid Legal Service, Inc.*	375	24,116
RBC Bearings Inc*	725	29,906
RTI International Metals Inc*	951	71,677
Sauer-Danfoss Inc.	2,890	86,006
Siligan Holdings, Inc.	2,143	118,465
Southwest Airlines Co.	5,415	80,738
Starwood Hotels & Resort World	1,404	94,166
Texas Industries, Inc.	1,210	94,876
Trico Marine Services, Inc.*	1,331	54,411
Tyco International, Ltd.*	3,213	108,567
United Parcel Service Cl B	1,616	117,968
United Technologies Corp.	1,763	125,050
WMS Industries Inc*	1,238	35,714
Waste Connections Inc.*	1,528	46,207
Wright Express Corp*	1,497	51,302
Zumiez, Inc.*	1,325	50,059
		5,411,954
TECHNOLOGY (5.9%)
Activision, Inc.*	2,585	48,262
Agile Software Corp.*	2,890	23,293
Analog Devices, Inc.	2,759	103,849
Anixter International, Inc.*	1,004	75,511
Ansys, Inc.*	1,370	36,305
Apple Computer, Inc.*	925	112,887
Arris Group, Inc.*	3,486	61,319
Aspen Technology, Inc.*	3,269	45,766
Automatic Data Processing	1,579	76,534
Broadcom Corp. Cl A*	5,640	164,970
CDC Corp-CL A*	6,195	52,100
Cirrus Logic, Inc.*	4,469	37,093
Cisco Systems, Inc.*	10,336	287,858
CommScope, Inc.*	4,703	274,420
Corning, Inc.*	4,650	118,808
Dell, Inc.*	2,830	80,797
Dot Hill Systems*	4,220	15,192
EFJ, Inc.*	5,251	28,303
EMC Corp.*	2,950	53,395

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’’d)
Electronics For Imaging, Inc.*	1,781	50,260
Equinix Inc*	349	31,923
Exelixis, Inc*	1,613	19,517
FormFactor, Inc.*	1,167	44,696
Hewlett-Packard Co.	3,777	168,530
IBM Corp.	1,735	182,609
Imation Corp.	1,028	37,892
Informatica Corp.*	5,815	85,888
Intel Corp.	10,598	251,808
Lin TV Corp.*	2,305	43,357
Marlin Business Services*	1,741	37,101
Medics Pharmaceutical Corp.	3,601	109,975
Micrel, Inc.	3,726	47,395
Microsemi Corp.*	3,594	86,076
Microsoft Corp.	11,776	347,039
Netlogic Microsystems, Inc.*	2,502	79,664
Parametric Technology Corp.*	2,229	48,169
Perot Systems Corp. Cl A*	2,068	35,239
Qualcomm, Inc.	3,137	136,114
Rightnow Tecnologies*	2,550	41,846
SPSS, Inc.*	937	41,359
Semtech Corp.*	1,201	20,813
Symantec Corp.*	3,218	65,004
Syniverse Holdings, Inc.*	5,465	70,280
Tech Data Corp.*	1,948	74,920
Technitrol, Inc.	1,839	52,724
Tibco Software, Inc.*	4,651	42,092
Trident Microsystems*	2,000	36,700
Varian Semiconductor Equip.*	1,242	49,755
Viasat, Inc.*	3,652	117,229
Wabtech	2,091	76,384
Website Pros, Inc.*	1,738	16,372
aQuantive, Inc.*	2,724	173,791
		4,419,183
TELECOMMUNICATIONS (1.1%)
AT&T	7,220	299,630
CT Communications, Inc.	1,536	46,863

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d)
Cincinnati Bell, Inc.*	6,343	36,663
Gray Television Inc.	5,868	54,396
Iowa Telecomunications Service	3,064	69,645
Qwest Communications Intl.*	4,655	45,154
Sprint Nextel Corp.	3,488	72,236
Verizon Communications	4,484	184,606
		809,193
UTILITIES (1.2%)
Avista Corp.	1,972	42,497
Black Hills Corp.	892	35,457
Constellation Energy Group	982	85,601
Dominion Resources, Inc.	1,624	140,167
Exelon Corp.	3,045	221,067
FirstEnergy Corp.	1,208	78,194
PNM Resources, Inc.	3,233	89,845
Sempra Energy	1,743	103,223
Sierra Pacific Resources*	3,574	62,759
Westar Energy, Inc.	2,617	63,541
		922,351

TOTAL ACTIVE ASSETS- COMMON STOCKS (Cost: $23,474,016) 36.7%		27,558,952

* Non-income producing security.

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.00%) (a)
Quanta Capital Holdings	1,660	33,449

TOTAL PREFERRED STOCKS (Cost:41,500) 0.0% (a)		33,449

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	7/15/2010	60,000	60,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1%				60,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.2%)
Federal Home Loan Bank	4.80	7/2/2007	870,000	869,768

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $869,768) 1.2%				869,768

TOTAL ACTIVE ASSETS (Cost: 24,445,284) 38.0%				28,522,169

TOTAL INVESTMENTS (Cost: $62,683,163) 98.9%				74,183,748

OTHER NET ASSETS 1.1%				797,361

NET ASSETS 100.0%				$74,981,109

(a) Less than 0.05%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

JUNE 30, 2007 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.0%)
Air Products & Chemicals, Inc.	1,300	104,481
Alcoa, Inc.	5,247	212,661
Allegheny Technologies, Inc.	612	64,187
Ball Corp.	623	33,125
Bemis Co.	627	20,804
Dow Chemical Co.	5,760	254,707
Du Pont EI de Nemours	5,574	283,382
Eastman Chemical Co.	502	32,294
Ecolab, Inc.	1,066	45,518
Freeport-McMoran Copper	2,265	187,587
Hercules, Inc.*	699	13,735
International Paper Co.	2,628	102,623
Intl. Flavors & Fragrances	469	24,454
MeadWestvaco Corp.	1,113	39,311
Monsanto Co.	3,280	221,531
Newmont Mining Corp. Hldg. Co.	2,722	106,321
Nucor Corp.	1,821	106,802
PPG Industries, Inc.	988	75,197
Pactiv Corp.*	795	25,353
Peabody Energy Corp.	1,590	76,924
Praxair, Inc.	1,931	139,013
Rohm & Haas Co.	859	46,970
Sealed Air Corp.	975	30,245
Sigma-Aldrich Corp.	793	33,837
Temple-Inland, Inc.	631	38,825
United States Steel Group	708	76,995
Vulcan Materials Co.	571	65,402
Weyerhaeuser Co.	1,303	102,846
		2,565,130
CONSUMER, CYCLICAL (9.4%)
Abercrombie & Fitch Co. Cl A	526	38,387
Amazon.com, Inc.*	1,868	127,790
AutoZone, Inc.*	288	39,347
Autonation, Inc.*	904	20,286
Bed Bath & Beyond, Inc.*	1,653	59,491
Best Buy Co., Inc.	2,443	114,015
Big Lots, Inc.*	654	19,241
Black & Decker Corp.	394	34,794
Brunswick Corp.	549	17,914
Carnival Corp.	2,661	129,777

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Centex Corp.	721	28,912
Circuit City Group, Inc.	835	12,592
Clear Channel Communications	2,995	113,271
Coach, Inc.*	2,239	106,106
Comcast Corp. Cl A*	18,778	528,037
D.R. Horton, Inc.	1,640	32,685
Directv Group, Inc.*	4,652	107,508
Darden Restaurants, Inc.	853	37,523
Dillard’s, Inc. Cl A	364	13,079
Disney (Walt) Co.	11,957	408,212
Dollar General Corp.	1,900	41,648
Dow Jones & Co.	389	22,348
EW Scripps Co. Cl A	498	22,754
Eastman Kodak Co.	1,736	48,313
Family Dollar Stores, Inc.	906	31,094
Ford Motor Co.	11,345	106,870
Fortune Brands, Inc.	916	75,451
Gannett Co., Inc.	1,416	77,809
Gap, Inc.	3,199	61,101
General Motors Corp.	3,414	129,049
Genuine Parts Co.	1,019	50,542
Goodyear Tire & Rubber Co.*	1,245	43,276
Harley-Davidson, Inc.	1,549	92,336
Harman Intl. Inds	390	45,552
Harrah’s Entertainment, Inc.	1,126	96,003
Hasbro, Inc.	966	30,342
Hilton Hotels Corp.	2,352	78,721
Home Depot, Inc.	11,912	468,737
International Game Technology	2,006	79,638
Interpublic Grp. of Cos., Inc.	2,829	32,251
Johnson Controls, Inc.	1,191	137,882
Jones Apparel Group, Inc.	655	18,504
KB Home	469	18,465
Kohl’s Corp.*	1,955	138,864
Leggett & Platt	1,070	23,594
Lennar Corp.	840	30,710
Limited Brands, Inc.	2,065	56,684
Liz Claiborne, Inc.	631	23,536
Lowe’s Companies, Inc.	9,082	278,727
Macy’s Inc	2,773	110,310

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Marriott International, Inc.	1,980	85,615
Mattel, Inc.	2,373	60,013
McDonald’s Corp.	7,204	365,675
McGraw-Hill Cos., Inc.	2,071	140,994
Meredith Corp.	226	13,922
Nike, Inc. Cl B	2,288	133,368
New York Times Co. Cl A	859	21,819
Newell Rubbermaid, Inc.	1,683	49,531
News Corp, Inc.	14,055	298,107
Nordstrom, Inc.	1,354	69,216
Office Depot, Inc.*	1,665	50,450
OfficeMax, Inc.	455	17,882
Omnicom Group, Inc.	2,008	106,263
Penney (J.C.) Co., Inc.	1,358	98,292
Polo Ralph Lauren Corp.	365	35,810
Pulte Homes, Inc.	1,276	28,646
RadioShack Corp.	812	26,910
Sears Holding Corp.*	497	84,242
Sherwin-Williams Co.	669	44,468
Snap-On, Inc.	349	17,628
Stanley Works	497	30,168
Staples, Inc.	4,316	102,419
Starbucks Corp.*	4,470	117,293
TJX Companies, Inc.	2,745	75,488
Target Corp.	5,138	326,777
Tiffany & Co.	825	43,775
Time Warner, Inc.	22,842	480,596
Tribune Co.	510	14,994
V F Corp.	534	48,904
Wendy’s International, Inc.	526	19,331
Whirlpool Corp.	468	52,042
Windstream Corp.	2,877	42,465
Wyndham Worldwide Corp*	1,100	39,886
Yum! Brands, Inc.	3,170	103,722
eBay, Inc.*	6,824	219,596
		7,926,385
CONSUMER, NON-CYCLICAL (9.3%)
Altria Group, Inc.	12,691	890,147
Anheuser-Busch Cos., Inc.	4,582	238,997
Archer-Daniels-Midland Co.	3,939	130,342

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Avon Products, Inc.	2,648	97,314
Brown-Forman Corp. Cl B	471	34,421
CVS Corp.	9,314	339,495
Campbell Soup Co.	1,312	50,919
Clorox Co.	907	56,325
Coca-Cola Co.	12,126	634,311
Coca-Cola Enterprises	1,683	40,392
Colgate-Palmolive Co.	3,086	200,127
ConAgra Foods, Inc.	3,006	80,741
Constellation Brands, Inc.Cl A	1,166	28,310
Costco Wholesale Corp.	2,695	157,711
Dean Foods Co.	784	24,986
Estee Lauder Co. Cl A	712	32,403
FNMA	5,871	383,552
General Mills, Inc.	2,090	122,098
Heinz (H.J.) Co.	1,951	92,614
Hershey Food Corp.	1,039	52,594
IAC Interactive Corp.*	1,318	45,616
Kellogg Co.	1,512	78,306
Kimberly Clark Corp.	2,752	184,081
Kraft Foods Inc.	9,679	341,185
Kroger Co.	4,272	120,171
McCormick & Co., Inc.	785	29,971
Molson Coors Brewing Co.	282	26,074
Pepsi Bottling Group, Inc.	790	26,607
PepsiCo, Inc.	9,836	637,865
Proctor & Gamble Co.	19,001	1,162,671
Reynolds American Inc	1,025	66,830
Safeway, Inc.	2,665	90,690
Sara Lee Corp.	4,433	77,134
Supervalu, Inc.	1,248	57,807
Sysco Corp.	3,729	123,020
Tyson Foods, Inc.	1,525	35,136
UST, Inc.	962	51,669
Wal-Mart Stores, Inc.	14,628	703,753
Walgreen Co.	6,039	262,938
Whole Foods Market, Inc.	844	32,325
Wrigley (Wm.) Jr. Co.	1,301	71,958
		7,913,606

	Shares	Value($)
COMMON STOCKS:
ENERGY (10.3%)
Anadarko Petroleum	2,799	145,520
Apache Corp.	1,998	163,017
Ashland, Inc.	334	21,359
BJ Services Co.	1,770	50,339
Baker Hughes, Inc.	1,933	162,623
Chesapeake Energy Corp.	2,471	85,497
ChevronTexaco Corp.	12,969	1,092,509
ConocoPhillips	9,862	774,167
Consol Energy, Inc.	1,092	50,352
Dynegy Inc. CL - A*	2,427	22,911
Devon Energy Corp.	2,684	210,130
Ensco International, Inc.	906	55,275
EOG Resources, Inc.	1,476	107,837
El Paso Corp.	4,225	72,797
Exxon Mobil Corp.	33,992	2,851,249
Hess Corp.	1,646	97,048
Halliburton Co.	5,515	190,268
Integrys Energy Group Inc	451	22,879
Marathon Oil Corp.	4,154	249,074
Murphy Oil Corp.	1,135	67,464
Nabors Industries, Ltd.*	1,699	56,713
National-Oilwell, Inc.*	1,072	111,745
Noble Corporation*	810	78,991
Occidental Petroleum	5,033	291,310
Rowan Cos., Inc.	660	27,047
Schlumberger, Ltd.	7,112	604,093
Smith International, Inc.	1,210	70,954
Spectra Energy Corp.	3,813	98,985
Sunoco, Inc.	736	58,644
Transocean, Inc.*	1,739	184,299
Valero Energy Corp.	3,315	244,846
Weatherford Int’l., Ltd.*	2,031	112,192
Williams Cos., Inc.	3,614	114,275
XTO Energy, Inc.	2,313	139,011
		8,685,420
FINANCIAL (19.5%)
Ace, Ltd.*	1,962	122,664
Aflac, Inc.	2,957	151,990
Allstate Corp.	3,665	225,434
Ambac Financial Group, Inc.	615	53,622

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
American Express Co.	7,172	438,783
American Int’l. Group, Inc.	15,654	1,096,250
Ameriprise Financial, Inc.	1,420	90,269
Aon Corp.	1,772	75,505
Apartment Investment & Mgmt.Co	577	29,092
Archstone-Smith Trust	1,345	79,503
Assurant, Inc.	600	35,352
Avalonbay Communities	477	56,706
BB & T Corp.	3,274	133,186
Bank of America Corp.	26,778	1,309,176
Bank of New York Co., Inc.*	4,562	189,049
Bear Stearns Cos., Inc.	719	100,660
Boston Properties	714	72,921
CB Richard Ellis Group Inc.*	1,122	40,953
CIT Group, Inc.	1,162	63,712
Capital One Financial Corp.	2,493	195,551
Charles Schwab Corp.	6,105	125,275
Chicago Mercantile Exchange	206	110,078
Chubb Corp.	2,423	131,181
Cincinnati Financial Corp.	1,036	44,962
Citigroup, Inc.	29,847	1,530,853
Comerica, Inc.	941	55,961
Commerce Bancorp (N.J.)	1,155	42,723
Compass Bancshares, Inc.	795	54,839
Countrywide Financial Corp.	3,581	130,169
Developers Divers Rlty.	760	40,060
E*Trade Financial Corp.*	2,576	56,904
Equity Residential	1,754	80,035
Federated Investors, Inc.	540	20,698
Fidelity Natl. Info. Svc., Inc	978	53,086
Fifth Third Bancorp	3,319	131,997
First Tennessee Natl. Bank	759	29,601
Franklin Resources, Inc.	997	132,073
Freddie Mac	3,992	242,314
Genworth Financial, Inc.	2,524	86,826
Goldman Sachs Group, Inc.	2,470	535,373
Hartford Fin, Svc .Gp., Inc.	1,911	188,253
Host Hotels & Resorts Inc.	3,144	72,689
Hudson City Bancorp, Inc.	2,924	35,731
Huntington Bancshares, Inc.	2,161	49,141

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
J.P. Morgan Chase & Co.	20,613	998,700
Janus Capital Group	1,119	31,153
KeyCorp.	2,367	81,259
Kimco Realty Corp.	1,369	52,118
Legg Mason, Inc.	785	77,228
Lehman Brothers Hlds.	3,214	239,507
Lincoln National Corp.	1,634	115,932
Loews Corp.	2,690	137,136
M & T Bank Corp.	463	49,495
MBIA, Inc.	789	49,092
MGIC Investment Corp.	501	28,487
Marsh & McLennan Cos., Inc.	3,351	103,479
Marshall & Ilsley Corp.	1,563	74,446
Mellon Financial Corp.	2,512	110,528
Merrill Lynch & Co., Inc.	5,255	439,213
MetLife, Inc.	4,475	288,548
Moody’s Corp.	1,388	86,334
Morgan Stanley	6,360	533,477
National City Corp.	3,474	115,754
Northern Trust Corp.	1,133	72,784
PNC Financial Services Group	2,079	148,815
Plum Creek Timber Co.	1,058	44,076
Principal Financial Group Inc.	1,613	94,022
Progressive Corp. of Ohio	4,442	106,297
Prologis Trust	1,539	87,569
Prudential Financial, Inc.	2,817	273,897
Public Storage, Inc.	732	56,232
Regions Financial Corp.	4,252	140,741
SLM Corporation	2,483	142,971
Safeco Corp.	634	39,473
Simon Property Group	1,348	125,418
Sovereign Bancorp, Inc.	2,179	46,064
State Street Corp.	2,431	166,280
Suntrust Banks, Inc.	2,152	184,512
Synovus Financial Corp.	1,973	60,571
T. Rowe Price Group, Inc.	1,603	83,180
Torchmark Corp.	576	38,592
Travelers Cos inc	4,007	214,375
Unum Provident Corp.	2,069	54,022
US Bancorp	10,492	345,711

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
Vornado Realty Trust	783	86,005
Wachovia Corp.	11,545	591,681
Washington Mutual, Inc.	5,365	228,764
Wells Fargo & Company	20,152	708,746
Western Union Co.	4,662	97,109
XL Capital Limited*	1,122	94,573
Zions Bancorporation	661	50,838
		16,536,404
HEALTHCARE (11.1%)
Abbott Laboratories	9,295	497,747
Aetna, Inc.	3,116	153,930
Allergan, Inc.	1,838	105,942
Amerisource Bergen Corp.	1,153	57,039
Amgen, Inc.*	6,997	386,864
Applera Corp.-Applied Biosys	1,108	33,838
Bard (C.R.), Inc.	615	50,817
Barr Pharmaceuticals, Inc.*	662	33,252
Bausch & Lomb, Inc.	326	22,637
Baxter International, Inc.	3,931	221,473
Becton Dickinson & Co.	1,475	109,888
Biogen Idec, Inc.*	1,688	90,308
Biomet, Inc.	1,481	67,711
Boston Scientific Corp.*	7,160	109,834
Bristol-Myers Squibb Co.	11,875	374,775
Cigna Corp.	1,737	90,706
Cardinal Health, Inc.	2,321	163,955
Celgene Corp.*	2,292	131,400
Coventry Health Care*	943	54,364
Express Scripts, Inc.*	1,644	82,216
Forest Laboratories, Inc.*	1,909	87,146
Genzyme Corp. (Genl. Div)*	1,582	101,881
Gilead Sciences, Inc.*	5,634	218,430
Hospira, Inc.*	931	36,346
Humana, Inc.*	1,014	61,763
IMS Health, Inc.	1,184	38,042
Johnson & Johnson	17,478	1,076,994
King Pharmaceuticals, Inc.*	1,470	30,076
Laboratory Corp. of America*	710	55,565
Lilly (Eli) & Co.	5,953	332,654
Manor Care, Inc.	442	28,858

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d)
McKesson Corp.	1,782	106,278
Medco Health Solutions*	1,690	131,803
Medtronic, Inc.	6,949	360,375
Merck & Co., Inc.	13,078	651,284
Millipore Corp.*	319	23,954
Mylan Laboratories, Inc.	1,499	27,267
Patterson Cos., Inc.*	831	30,971
PerkinElmer, Inc.	729	18,998
Pfizer, Inc.	42,349	1,082,864
Quest Diagnostics, Inc.	956	49,377
Schering-Plough Corp.	8,987	273,564
St. Jude Medical, Inc.*	2,041	84,681
Stryker Corp.	1,802	113,688
Tenet Healthcare Corp.*	2,854	18,580
Thermo Fisher Scientific Inc*	2,546	131,679
UnitedHealth Group, Inc.	8,086	413,518
Varian Medical Systems, Inc.*	776	32,988
Waters Corp.*	606	35,972
Watson Pharmaceuticals, Inc.*	612	19,908
WellPoint, Inc.*	3,703	295,610
Wyeth	8,117	465,429
Zimmer Holdings, Inc.*	1,427	121,138
		9,396,377
INDUSTRIAL (12.4%)
3M Company	4,346	377,189
Allied Waste Industries*	1,531	20,607
American Standard Cos.	1,061	62,578
Apollo Group, Inc. Cl A*	836	48,847
Avery Dennison Corp.	550	36,564
Block (H. & R.), Inc.	1,949	45,548
Boeing Co.	4,751	456,856
Burlington North Santa Fe	2,148	182,881
C.H. Robinson Worldwide, Inc.	1,040	54,621
CBS Corp. Cl B	4,420	147,274
CSX Corp.	2,638	118,921
Caterpillar, Inc.	3,864	302,551
Cintas Corp.	816	32,175
Cooper Industries, Ltd.*	1,096	62,571
Cummins, Inc.	629	63,661
Danaher Corp.	1,429	107,890

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Deere & Co.	1,362	164,448
Donnelley R.R. & Sons	1,328	57,781
Dover Corp.	1,233	63,068
Eaton Corp.	878	81,654
Emerson Electric Co.	4,798	224,546
Equifax, Inc.	878	39,001
FedEx Corp.	1,857	206,071
Fluor Corp.	526	58,581
General Dynamics Corp.	2,437	190,622
General Electric Co.	62,080	2,376,422
General Growth Pptys Inc	1,475	78,101
Goodrich Corporation	746	44,432
Google, Inc.*	1,307	683,169
Grainger (W.W.), Inc.	437	40,663
Honeywell International, Inc.	4,705	264,797
ITT Industries, Inc.	1,092	74,562
Illinois Tool Works, Inc.	2,484	134,608
Ingersoll Rand Co.*	1,820	99,772
L-3 Communications Hldgs., Inc	747	72,750
Lockheed Martin Corp.	2,141	201,532
Masco Corp.	2,279	64,883
Monster Worldwide, Inc.*	788	32,387
Norfolk Southern	2,373	124,749
Northrop Grumman Corp.	2,082	162,125
Paccar, Inc.	1,498	130,386
Pall Corp.	739	33,987
Parker Hannifin Corp.	697	68,243
Pitney Bowes, Inc.	1,327	62,130
Precision Castparts Corp.	830	100,729
Raytheon Co.	2,680	144,425
Robert Half Intl., Inc.	1,009	36,829
Rockwell Automation, Inc.	952	66,107
Rockwell Collins	1,010	71,346
Ryder System, Inc.	360	19,368
Southwest Airlines Co.	4,712	70,256
Starwood Hotels & Resort World	1,290	86,520
Terex Corp*	622	50,569
Textron, Inc.	750	82,583
Tyco International, Ltd.*	11,962	404,196
Union Pacific Corp.	1,626	187,234

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
United Parcel Service Cl B	6,390	466,470
United Technologies Corp.	6,000	425,580
Verisign, Inc.*	1,479	46,929
Viacom Inc. - Class B.*	4,157	173,056
Waste MGT Inc.	3,122	121,914
		10,510,315
TECHNOLOGY (13.4%)
Adobe Systems, Inc.*	3,548	142,452
Advanced Micro Devices, Inc.*	3,321	47,490
Affiliated Computer Svcs.*	589	33,408
Agilent Technologies, Inc.*	2,389	91,833
Altera Corp.	2,141	47,380
Analog Devices, Inc.	1,974	74,301
Apple Computer, Inc.*	5,219	636,927
Applied Materials, Inc.	8,339	165,696
Autodesk, Inc.*	1,395	65,677
Automatic Data Processing	3,338	161,793
Avaya, Inc.*	2,715	45,721
BMC Software, Inc.*	1,226	37,148
Broadcom Corp. Cl A*	2,807	82,105
CA Inc.	2,482	64,110
Ciena Corp.*	515	18,607
Cisco Systems, Inc.*	36,634	1,020,257
Citrix Systems, Inc.*	1,090	36,700
Cognizant Tech Solutions*	867	65,103
Computer Sciences Corp.*	1,040	61,516
Compuware Corp.*	1,817	21,550
Convergys Corp.*	824	19,974
Corning, Inc.*	9,490	242,470
Dell, Inc.*	13,707	391,335
EMC Corp.*	12,661	229,164
Electronic Arts, Inc.*	1,862	88,110
Electronic Data Systems Corp.	3,071	85,159
Embarq Corp.	904	57,286
First Data Corp.	4,552	148,714
Fiserv, Inc.*	1,015	57,652
Hewlett-Packard Co.	15,803	705,130
IBM Corp.	8,243	867,576
Intel Corp.	35,058	832,978
Intuit, Inc.*	2,067	62,175

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d)
JDS Uniphase Corp.*	1,274	17,110
Jabil Circuit, Inc.	1,081	23,858
Juniper Networks Inc.*	3,419	86,056
KLA Tencor Corp.	1,156	63,522
LSI Logic Corp.*	4,648	34,906
Lexmark Int’l, Inc.*	571	28,156
Linear Technology Corp.	1,532	55,428
MEMC Elect. Materials, Inc*	1,354	82,756
Maxim Integrated Products, Inc	1,935	64,648
Micron Technology, Inc.*	4,564	57,187
Microsoft Corp.	50,800	1,497,076
Molex, Inc. Cl A	857	25,719
Motorola, Inc.	13,967	247,216
NCR Corp.*	1,086	57,058
Nvidia Corporation*	2,190	90,469
National Semiconductor Corp.	1,684	47,607
Network Appliance, Inc.*	2,235	65,262
Novell, Inc.*	2,102	16,375
Novellus Systems, Inc.*	755	21,419
Oracle Corp.*	23,886	470,793
Paychex, Inc.	2,051	80,235
QLogic Corp.*	955	15,901
Qualcomm, Inc.	10,057	436,373
Sandisk Corp.*	1,377	67,390
Solectron Corp.*	5,455	20,074
Sun Microsystems, Inc.*	21,543	113,316
Symantec Corp.*	5,437	109,827
Tektronix, Inc.	485	16,364
Tellabs, Inc.*	2,642	28,428
Teradyne, Inc.*	1,145	20,129
Texas Instruments, Inc.	8,651	325,537
Unisys Corp.*	2,098	19,176
Xerox Corp.*	5,656	104,523
Xilinx, Inc.	1,797	48,106
Yahoo!, Inc.*	7,298	197,995
		11,363,492
TELECOMMUNICATIONS (3.4%)
AT&T	37,204	1,543,966
Alltel Corp.	2,085	140,842
CenturyTel, Inc.	669	32,814

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d)
Citizens Communications Co.	2,066	31,548
Qwest Communications Intl.*	9,373	90,918
Sprint Nextel Corp.	17,460	361,597
Verizon Communications	17,519	721,257
		2,922,942
UTILITIES (3.3%)
AES Corp.*	4,028	88,133
Allegheny Energy, Inc.*	1,000	51,740
Ameren Corp.	1,245	61,017
American Electric Power, Inc.	2,406	108,366
CMS Energy Corp.	1,355	23,306
Centerpoint Energy, Inc.	1,936	33,686
Consolidated Edison, Inc.	1,632	73,636
Constellation Energy Group	1,090	95,015
DTE Energy Co.	1,064	51,306
Dominion Resources, Inc.	2,114	182,459
Duke Energy Corp	7,600	139,080
Edison International	1,966	110,332
Entergy Corp.	1,191	127,854
Exelon Corp.	4,059	294,683
FPL Group, Inc.	2,452	139,126
FirstEnergy Corp.	1,839	119,038
Keyspan Corporation	1,061	44,541
NiSource, Inc.	1,645	34,068
Nicor, Inc.	270	11,588
PG & E Corp.	2,121	96,081
PPL Corporation	2,324	108,740
Pinnacle West Capital Corp.	597	23,790
Progress Energy, Inc.	1,534	69,935
Public Svc. Enterprise Group	1,518	133,250
Questar Corp.	1,026	54,224
Sempra Energy	1,592	94,294
Southern Co.	4,536	155,539
TXU Corp.	2,771	186,488
Teco Energy, Inc.	1,265	21,733
Xcel Energy, Inc.	2,467	50,512
		2,783,560

TOTAL COMMON STOCKS (Cost: $65,555,998) 95.1%		80,603,631

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.66	8/30/2007	200,000	198,415
U.S. Treasury Bill (a)	4.89	7/5/2007	100,000	99,931
				298,346
U.S. GOVERNMENT AGENCIES (4.5%)
Federal Home Loan Bank	4.80	7/2/2007	3,820,000	3,818,981

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,117,327) 4.9%				4,117,327

TOTAL INVESTMENTS (Cost: $69,673,325) 100.0%				84,720,958

OTHER NET ASSETS 0.0% **				6,778

NET ASSETS 100.0%				$84,727,736

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

** Less than 0.05%

FUTURES CONTRACTS OUTSTANDING AS OF June 30, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
10 S&P 500 Stock Index Futures Contracts	Sept. 2007	$3,788,500	($37,000)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 4.5%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

JUNE 30, 2007 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (6.4%)
Airgas, Inc.	3,560	170,524
Albemarle Corp.	3,603	138,824
Arch Coal, Inc.	6,463	224,912
Bowater, Inc.	2,547	63,548
Cabot Corp.	2,918	139,130
Carpenter Technology Corp.	1,161	151,290
Chemtura Corp.	10,932	121,455
Commercial Metals Co.	5,357	180,906
Cytec Industries, Inc.	1,910	121,801
FMC Corp.	1,735	155,092
Ferro Corp.	1,955	48,738
Louisiana-Pacific Corp.	4,728	89,454
Lubrizol Corp.	3,135	202,364
Lyondell Chemical Co.	9,742	361,623
Martin Marietta Materials, Inc	1,931	312,861
Matthews Intl. Corp. Cl. A	1,431	62,406
Minerals Technologies, Inc.	865	57,912
Olin Corp.	3,341	70,161
Packaging Corp of America	3,720	94,153
Potlatch Corp	1,768	76,112
RPM International Inc.	5,478	126,597
Scotts Co. Cl A	1,987	85,322
Sensient Technologies Corp.	2,130	54,081
Sonoco Products Co.	4,532	194,015
Steel Dynamics, Inc.	3,854	161,521
Valspar Corp.	4,544	129,095
Worthington Industries, Inc.	3,138	67,938
		3,661,835
CONSUMER, CYCLICAL (11.9%)
99 Cent Only Stores*	2,124	27,846
Advance Auto Parts	4,824	195,517
Aeropostale, Inc.*	2,341	97,573
American Eagle Outfitters	8,921	228,913
American Greetings Corp. Cl A	2,576	72,978
Ann Taylor Stores Corp.*	2,931	103,816
Applebees Intl., Inc.	3,383	81,530
ArvinMeritor, Inc.	3,235	71,817
Barnes & Noble, Inc.	2,330	89,635
Beazer Homes USA, Inc.	1,774	43,765
Belo Corporation	3,985	82,051
Blyth, Inc.	1,139	30,275

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Bob Evans Farms, Inc.	1,621	59,734
Borders Group, Inc.	2,692	51,310
Borg-Warner, Inc.	2,627	226,027
Boyd Gaming Corp.	1,939	95,379
Brinker International, Inc.	5,143	150,536
CBRL Group, Inc.	1,108	47,068
Callaway Golf Co.	2,779	49,494
CarMax, Inc.*	9,739	248,345
Catalina Marketing Corp.	1,662	52,353
Charming Shoppes, Inc.*	5,828	63,117
Cheesecake Factory, Inc.*	3,262	79,972
Chico’s FAS, Inc.*	7,976	194,136
Coldwater Creek Inc*	2,741	63,673
Dick’s Sporting Goods Inc.*	1,787	103,950
Dollar Tree Stores*	4,650	202,508
Entercom Communications	1,265	31,486
Foot Locker, Inc.	7,010	152,818
Furniture Brands Intl., Inc.	2,191	31,112
Gamestop Corp.*	6,914	270,337
Gentex Corp.	6,467	127,335
Hanesbrands, Inc.*	4,369	118,094
Harte-Hanks, Inc.	2,139	54,930
Hovanian Enterprises, Inc.*	1,657	27,390
International Speedway Corp.	1,614	85,074
Lear Corp.*	3,474	123,709
Lee Enterprises	2,086	43,514
MDC Holdings, Inc.	1,595	77,134
Media General Inc. Cl A	1,025	34,102
Modine Manufacturing Co.	1,488	33,629
Mohawk Industries, Inc.*	2,439	245,827
NVR INC*	216	146,448
O’Reilly Automotive, Inc.*	5,172	189,037
Pacific Sunwear of Calif*	3,191	70,202
Payless Shoesource, Inc.*	2,990	94,335
PetSmart, Inc.	6,164	200,022
Phillips Van Heusen Corp.	2,516	152,394
Regis Corporation	2,007	76,768
Rent-A-Center, Inc.*	3,186	83,569
Ross Stores, Inc.	6,333	195,056
Ruby Tuesday, Inc.	2,461	64,798
Ryland Group, Inc.	1,905	71,190

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Saks Incorporated	6,451	137,729
Scholastic Corp.*	1,184	42,553
Strayer Education Inc.	647	85,216
Thor Industries, Inc.	1,590	71,773
Timberland Company Cl A*	2,277	57,358
Toll Brothers, Inc.*	5,755	143,760
Tupperware Corp.	2,785	80,041
Urban Outfitters, Inc.*	5,106	122,697
Valassis Communication, Inc.*	2,169	37,285
Washington Post Co. Cl B	254	197,127
Westwood One, Inc.	3,208	23,066
Wiley (John) & Sons Cl A	2,004	96,773
Williams-Sonoma, Inc.	5,013	158,311
		6,867,317
CONSUMER, NON-CYCLICAL (2.5%)
Alberto-Culver Co.	3,689	87,503
BJ’s Wholesale Club, Inc.*	2,916	105,063
Church & Dwight	2,981	144,459
Energizer Holdings, Inc.*	2,558	254,777
Hansen Natural Corp.*	2,734	117,507
Hormel Foods Corp.	3,306	123,479
J.M. Smucker Co.	2,566	163,352
Lancaster Colony Corp.	1,059	44,362
PepsiAmericas, Inc.	2,731	67,073
Ruddick Corp.	1,631	49,126
Smithfield Foods, Inc.*	5,396	166,143
Tootsie Roll Inds., Inc.	1,229	34,056
Universal Corp.	1,176	71,642
		1,428,542
ENERGY (7.1%)
Cimarex Energy Co.	3,774	148,733
Denbury Resources, Inc.*	5,487	205,763
FMC Technologies Inc.*	2,942	233,065
Forest Oil Corp.*	3,432	145,036
Frontier Oil Crop	4,993	218,544
Grant Prideco, Inc.*	5,776	310,922
Hanover Compressor Co.*	4,679	111,594
Helmerich & Payne, Inc.	4,678	165,695
KBR INC.*	7,597	199,269
NewField Exploration Company*	5,891	268,335
Noble Energy, Inc.	7,743	483,086

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d)
Overseas Shipholding Group	1,129	91,901
Patterson UTI Energy, Inc.	7,102	186,143
Pioneer Natural Resources Co.	5,594	272,484
Plains Exploration & Prod. Co.	3,249	155,335
Pogo Producing Co.	2,650	134,594
Pride International, Inc.*	7,516	281,549
Quicksilver Resources*	2,515	112,119
Superior Energy Services, Inc*	3,657	145,987
Tidewater, Inc.	2,604	184,572
		4,054,726
FINANCIAL (16.1%)
AMB Property Corp.	4,515	240,288
American Financial Group	3,196	109,143
Americredit Corp.*	5,344	141,883
Associated Banc-Corp.	5,779	188,973
Astoria Financial Corp.	3,793	94,977
Bank of Hawaii Corp	2,246	115,983
Berkley (WR) Corp.	7,741	251,892
Broadridge Financial Solutions	6,309	120,628
Brown & Brown, Inc.	5,217	131,155
Cathay General Bancorp	2,319	77,779
City National Corp.	1,856	141,223
Colonial BancGroup, Inc.	6,934	173,142
Commerce Group, Inc.	2,173	75,447
Cousins Properties	1,980	57,440
Cullen Frost Bankers, Inc.	2,719	145,385
Eaton Vance Corp.	5,698	251,738
Edwards (A.G.), Inc.	3,411	288,400
Equity One, Inc.	1,672	42,720
Everest RE Group*	2,863	311,036
Fidelity National Financial In	10,040	237,948
First American Corp.	4,379	216,761
First Community Bancorp	1,168	66,821
First Niagara Financial Grp.	5,018	65,736
Firstmerit Corp.	3,646	76,311
GATX Corp.	2,315	114,014
Gallagher (Arthur J.) & Co.	4,457	124,261
Global Payments, Inc	3,102	122,994
Greater Bay Bancorp	2,316	64,477
HCC Insurance Holdings Inc.	5,080	169,723
Hanover Insurance Group	2,333	113,827

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
Highwoods Properties, Inc.	2,577	96,638
Horace Mann Educators Corp.	1,957	41,567
Hospitality Properties Trust	4,254	176,498
Indymac Bancorp, Inc.	3,278	95,619
Jefferies Group	4,831	130,340
Leucadia National	7,361	259,475
Liberty Property Trust	4,167	183,056
Macerich Co.	3,248	267,700
Mack-Cali Realty Corp.	3,078	133,862
Mercury General Corporation	1,610	88,727
MoneyGram International, Inc.	3,781	105,679
Nationwide Health Pptys., Inc.	4,044	109,997
New York Community Bancorp	12,499	212,733
Nuveen Investments, Inc.	3,600	223,740
Ohio Casualty Corp.	2,714	117,543
Old Republic Intl. Corp.	10,476	222,720
PMI Group, Inc.	3,937	175,866
Protective Life Corp.	3,169	151,510
Radian Group, Inc.	3,636	196,344
Raymond James Financial, Inc.	4,209	130,058
Rayonier, Inc.	3,508	158,351
Regency Centers Corp.	3,148	221,934
SEI Investments	5,749	166,951
SVB Financial Group*	1,563	83,011
StanCorp Financial GP	2,427	127,369
TCF Financial	5,084	141,335
UDR Inc	6,157	161,929
Unitrin, Inc.	1,803	88,672
Waddell & Reed Financial, Inc.	3,803	98,916
Washington Federal, Inc.	3,958	96,219
Webster Financial Corp.	2,559	109,193
Weingarten Realty Investors	3,447	141,672
Westamerica Bancorp	1,362	60,255
Wilmington Trust Corp.	3,114	129,262
		9,236,846
HEALTHCARE (10.2%)
Advanced Medical Optics, Inc.*	2,716	94,734
Apria Healthcare Group, Inc.*	1,978	56,907
Beckman Coulter, Inc.	2,806	181,492
Cephalon, Inc.*	3,000	241,170
Charles River Laboratories Inc	3,050	157,441

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d)
Community Health Systems Inc.*	4,263	172,438
Covance, Inc.*	2,880	197,453
Cytyc Corp.*	5,222	225,120
Dentsply International, Inc.	6,884	263,382
Edwards Lifesciences Corp.*	2,611	128,827
Endo Pharmaceuticals Holdings*	6,062	207,502
Gen-Probe, Inc.*	2,376	143,558
Health Management Associates	10,981	124,744
Health Net, Inc.*	5,087	268,594
Hillenbrand Industries, Inc.	2,795	181,675
Intuitive Surgical, Inc.*	1,698	235,631
Invitrogen Corp.*	2,118	156,203
Kindred healthcare Inc.*	1,431	43,960
Lifepoint Hospitals, Inc.*	2,616	101,187
Lincare Holdings, Inc.*	3,799	151,390
Millennium Pharmaceuticals Inc	14,553	153,825
Omnicare, Inc.	5,508	198,618
Par Pharmaceutical Cos Inc*	1,588	44,829
Pdl BioPharma Inc*	5,284	123,117
Perrigo Co.	3,440	67,355
Pharmaceutical Prod. Dev. Inc.	4,712	180,328
Psychiatric Solutions*	2,460	89,200
ResMed, Inc.*	3,527	145,524
Schein (Henry), Inc.*	4,026	215,109
Sepracor, Inc.*	4,823	197,839
Steris Corp.	2,940	89,964
Techne Corp.*	1,786	102,177
Triad Hospitals, Inc.*	4,042	217,298
Universal Health Services Cl B	2,440	150,060
VCA Antech, Inc.*	3,809	143,561
Valeant Pharmaceuticals	4,290	71,600
Varian, Inc.*	1,384	75,885
Ventana Medical Systems, Inc.*	1,502	116,060
Vertex Pharmaceutical*	5,936	169,532
		5,885,289
INDUSTRIAL (17.4%)
Agco Corp.*	4,146	179,978
Affymetrix, Inc.*	3,109	77,383
AirTran Holdings, Inc.*	4,146	45,274
Alaska Air Group, Inc.*	1,832	51,040
Alexander & Baldwin, Inc.	1,944	103,246

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Alliant TechSystems Inc.*	1,494	148,130
Ametek, Inc.	4,837	191,932
Avis Budget Group*	4,589	130,465
Cameron International Corp.*	4,991	356,707
Career Education Corp.*	4,306	145,414
Carlisle Companies, Inc.	2,813	130,833
ChoicePoint, Inc.*	3,446	146,283
Con-Way Inc	2,068	103,896
Copart, Inc.*	3,226	98,683
Corinthian Colleges, Inc.*	3,926	63,955
Corporate Executive Board Co.	1,731	112,359
Crane Co.	2,275	103,399
DeVry, Inc.	2,700	91,854
Deluxe Corp.	2,338	94,946
Digital River, Inc.*	1,833	82,943
Donaldson Company, Inc.	3,127	111,165
Dun & Bradstreet	2,692	277,222
Dycom Industries, Inc.*	1,842	55,223
Encore Aquisition Company*	2,407	66,915
Expeditors Int’l Wash., Inc.	9,659	398,917
Fastenal Co.	5,684	237,932
Federal Signal Corp.	2,160	34,258
Florida Rock Industries	2,241	151,268
Flowserve Corp	2,585	185,086
Graco, Inc.	3,014	121,404
Granite Construction	1,539	98,773
HNI Corporation	2,171	89,011
Harsco Corp.	3,813	198,276
Hubbell, Inc. Cl B	2,703	146,557
Hunt (JB) Transport Svcs., Inc	4,606	135,048
ITT Educational Services, Inc.	1,452	170,436
Jacobs Engineering Group, Inc.	5,361	308,311
JetBlue Airways Corp*	8,092	95,081
Joy Global, Inc.	4,922	287,100
Kelly Services, Inc.	979	26,883
Kennametal, Inc.	1,761	144,455
Korn/Ferry International*	2,188	57,457
Laureate Education, Inc.*	2,331	143,729
Lincoln Electric Holdings	1,932	143,432
MSC Ind. Direct Co. Cl A	2,415	132,825
Manpower, Inc.	3,830	353,279

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Miller (Herman), Inc.	2,877	90,913
Mine Safety Appliances Co.	1,351	59,120
NBTY Inc*	2,564	110,765
Navigant Consulting Co.*	1,957	36,322
Net Flix.com*	2,740	53,129
Nordson Corp.	1,526	76,544
Oshkosh Truck Corp.	3,356	211,160
Pentair, Inc.	4,522	174,414
Quanta Services, Inc.*	5,416	166,109
Reliance Steel & Aluminum Co.	2,936	165,179
Republic Services, Inc.	7,632	233,844
Rollins, Inc.	1,338	30,466
Roper Industries, Inc.	4,000	228,400
SPX, Inc.	2,579	226,462
Scientific Games Corp*	3,061	106,982
Sequa Corp. Cl A*	314	35,168
Sotheby’s (Deleware)	2,605	119,882
Stericycle, Inc.*	3,973	176,640
Teleflex, Inc.	1,776	145,241
The Brink’s Company	2,198	136,034
Thomas & Betts Corp.*	2,293	132,994
Timken Co.	4,266	154,045
Trinity Industries	3,639	158,442
United Rentals*	3,019	98,238
Wellcare Health Plans Inc.*	1,518	137,394
Werner Enterprises, Inc.	2,201	44,350
Yellow Roadway Corp.*	2,606	95,901
		10,032,901
TECHNOLOGY (14.9%)
3Com Corp.*	18,071	74,633
ADC Telecommunications, Inc.*	5,388	98,762
Activision, Inc.*	11,427	213,342
Acxiom Corp.	3,124	82,630
Adtran, Inc.	2,785	72,326
Advent Software, Inc.*	886	28,839
Alliance Data Systems*	2,993	231,299
Amphenol Corp Cl A	8,108	289,050
Andrew Corp.*	7,057	101,903
Arrow Electronics*	5,570	214,055
Atmel Corp.*	19,414	107,942
Avnet, Inc.*	5,893	233,599

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Avocent Corp.*	2,286	66,317
BISYS Group, Inc.	5,495	65,006
CDW Corp.	2,762	234,687
CSG Systems Intl., Inc.*	1,966	52,119
Cadence Design Systems, Inc.*	12,614	277,003
Ceridian Corp.*	6,498	227,430
Cerner Corp.*	2,967	164,579
CheckFree Corp.*	3,985	160,197
CommScope, Inc.*	2,775	161,921
Cree , Inc.*	3,818	98,695
Cypress Semiconductor Corp.*	6,851	159,560
DRS Technologies Inc	1,836	105,148
DST Systems, Inc.*	2,453	194,302
Diebold, Inc.	2,977	155,399
F5 Networks, Inc.*	1,891	152,415
Fair Isaac Corporation	2,599	104,272
Fairchild Semiconductor Intl.*	5,607	108,327
Gartner, Inc.*	2,358	57,983
Harris Corp.	6,085	331,937
Henry (Jack) & Associates	3,494	89,971
Imation Corp.	1,594	58,755
Ingram Micro, Inc.*	6,482	140,724
Integrated Device Tech., Inc.*	8,964	136,880
International Rectifier*	3,286	122,436
Intersil Corp. Cl A	6,124	192,661
Kemet Corp.*	3,794	26,748
Lam Research Corp.*	6,121	314,619
Lattice Semiconductor Corp.*	5,201	29,750
MPS Group, Inc.*	4,646	62,117
Macrovision Corp.*	2,403	72,234
McAfee, Inc.*	7,229	254,461
Medics Pharmaceutical Corp.	2,530	77,266
Mentor Graphics Corp.*	3,869	50,955
Micrel, Inc.	2,566	32,640
Microchip Technology, Inc.	9,793	362,733
National Instruments Corp.	2,585	84,193
Neustar, Inc. Cl A*	2,909	84,274
Palm, Inc.	4,688	75,101
Parametric Technology Corp.*	5,205	112,480
Plantronics, Inc.	2,170	56,897
Polycom, Inc.*	4,155	139,608

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Powerwave Technologies, Inc.*	5,904	39,557
RF Micro Devices*	8,744	54,563
SRA International, Inc. Cl A*	1,884	47,590
Semtech Corp.*	2,849	49,373
Silicon Laboratories, Inc.*	2,482	85,902
Sybase, Inc.*	4,138	98,857
Synopsys, Inc.*	6,497	171,716
Tech Data Corp.*	2,492	95,842
Transaction Systems Architects	1,684	56,683
Triquint Semiconductor, Inc.*	6,305	31,903
Utstarcom, Inc.*	4,819	27,035
ValueClick , Inc.*	4,524	133,277
Vishay Intertechnology, Inc.*	8,379	132,556
Western Digital Corp.*	10,056	194,584
Wind River Systems*	3,406	37,466
Zebra Technologies Cl A*	3,124	121,024
		8,581,108
TELECOMMUNICATIONS (0.6%)
Cincinnati Bell, Inc.*	11,224	64,875
Telephone & Data Systems, Inc.	4,717	295,143
		360,018
UTILITIES (7.5%)
AGL Resources, Inc.	3,525	142,692
Alliant Energy Corp.	5,267	204,623
Aqua America, Inc.	6,009	135,142
Aquila, Inc.*	16,981	69,452
Black Hills Corp.	1,707	67,853
DPL, Inc.	5,121	145,129
Energy East Corporation	7,162	186,857
Equitable Resources, Inc.	5,511	273,125
Great Plains Energy Inc.	3,894	113,393
Hawaiian Electric Inds.	3,686	87,321
IdaCorp, Inc.	1,977	63,343
MDU Resources Group	8,240	231,050
NSTAR	4,840	157,058
National Fuel Gas Co.	3,783	163,842
Northeast Utilities	6,992	198,293
OGE Energy Corp.	4,157	152,354
Oneok, Inc.	5,032	253,663
PNM Resources, Inc.	3,475	96,570
Pepco Holdings, Inc.	8,722	245,960

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d)
Puget Energy, Inc.	5,289	127,888
Scana Corp.	5,287	202,439
Sierra Pacific Resources*	10,027	176,074
Southwestern Energy Co.*	7,626	339,357
Vectren Corporation	3,467	93,366
WGL Holdings, Inc.	2,230	72,787
Westar Energy, Inc.	3,965	96,265
Wisconsin Energy Corp.	5,300	234,419
		4,330,315

TOTAL COMMON STOCKS (Cost: $43,513,112) 94.6%		54,438,897

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	4.66	8/30/2007	200,000	198,420
U.S. Treasury Bill (a)	4.89	7/5/2007	100,000	99,931
				298,351
U.S. GOVERNMENT AGENCIES (4.8%)
Federal Home Loan Bank	4.80	7/2/2007	2,760,000	2,759,264
				2,759,264

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,057,610) 5.3%				3,057,615

TEMPORARY CASH INVESTMENTS** (Cost: 13,400) 0.0% (b)				13,400

TOTAL INVESTMENTS (Cost: $46,584,122) 99.9%				57,509,912

OTHER NET ASSETS 0.1%				63,572

NET ASSETS 100.0%				$57,573,484

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)  Less than 0.05%

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2007 was 4.88%.

FUTURES CONTRACTS OUTSTANDING AS OF June 30, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
7 S&P 400 Stock Index Futures Contracts	Sept. 2007	$3,164,700	$(25,475)

Face value of futures purchased and oustanding as a percentage of total investments in securities:  5.5%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

JUNE 30, 2007 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.2%)
Cytec Industries, Inc.	1,741	111,024
Darling International Inc*	3,801	34,779
Georgia Gulf Corp.	2,185	39,570
Lubrizol Corp.	2,501	161,440
Schnitzer Steel Inds Inc -A	1,036	49,666
Tetra Technologies*	2,496	53,789
WCI Communications*	685	11,426
		461,694
CONSUMER, CYCLICAL (13.4%)
AAR Corp*	3,251	107,316
Aaron Rents, Inc	1,803	52,648
ArvinMeritor, Inc.	4,272	94,838
Audiovox Corp. Cl A*	9,390	121,788
Belo Corporation	5,047	103,918
CSK Auto Corp*	3,353	61,695
California Pizza Kitchen Inc*	2,610	56,063
Casey’s General Stores, Inc.	1,830	49,886
Charming Shoppes, Inc.*	4,186	45,334
Crown Holdings, Inc.*	9,610	239,962
Crown Media Holdings Cl A*	2,320	16,704
Entravision Communications*	4,151	43,295
Gymboree Corp.*	1,706	67,233
Harris Interactive*	7,099	37,980
Hartmarx Corp.*	5,276	42,050
Hibbett Sporting Goods, Inc.*	2,617	71,653
Hudson Highland Group*	2,757	58,972
ICT Group, Inc.*	3,406	63,726
L-1 Identity Solutions Inc.*	2,653	54,254
Landry’s Restaurant, Inc.	3,035	91,839
Lithia Motors, Inc. Cl A	668	16,927
Marten Transport Ltd*	1,429	25,736
Marvel Entertainment Inc*	1,941	49,457
Modine Manufacturing Co.	4,905	110,853
Pharmion Corp*	1,589	46,002
Payless Shoesource, Inc.*	4,764	150,304
Phillips Van Heusen Corp.	1,209	73,229
Pinnacle Entertainment, Inc.*	2,823	79,467
RC2 Corp.*	1,023	40,930

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Rare Hospitality Int’l., Inc.*	1,374	36,782
Rent-A-Center, Inc.*	2,098	55,031
Sonic Corp.*	4,194	92,771
Sunopta*	5,655	63,053
The Topps Company, Inc.	3,168	33,296
Tupperware Corp.	6,279	180,458
Tween Brands, Inc.*	1,442	64,313
Under Armour Inc - CL A*	831	37,935
Wolverine World Wide, Inc.	5,688	157,614
		2,795,312
CONSUMER, NON-CYCLICAL (5.1%)
Andersons Inc.	459	20,806
Alkermes, Inc.*	2,334	34,076
Boston Beer Co., Inc. Cl A*	944	37,146
Chattem, Inc.*	425	26,937
Comsys ITPartners, Inc.*	1,583	36,108
Conmed Corp.*	922	26,996
Dynamex, Inc.*	1,374	35,078
Flowers Foods, Inc.	1,081	36,062
Forrester Research Inc*	2,477	69,678
Great Atlantic & Pac. Tea, Inc	1,620	54,335
Hologic, Inc.*	1,422	78,651
Longs Drug Stores Corp.	2,410	126,573
Mentor Corp.	2,302	93,645
Mueller Industries, Inc.	3,875	133,455
Sovran Self-Storage, Inc.	623	30,004
Vector Group, Ltd.	6,319	142,367
Watson Wyatt Worldwide Inc	1,620	81,778
		1,063,695
ENERGY (4.2%)
Aegean Marine Pretroleum*	2,532	48,184
CNX Gas Corp.*	3,765	115,209
Ellora Energy Inc*	5,400	64,800
Northwest Natural Gas	1,062	49,054
Range Resources Corp.	10,114	378,365
Superior Well Services Inc*	1,741	44,239
T-3 Energy Services Inc.*	2,569	85,933
Unisource Energy Corp.	2,939	96,664
		882,448

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (18.0%)
Acadia Realty Trust	1,907	49,487
AmericanWest Bancorp	1,906	34,746
Argonaut Group, Inc.	2,043	63,762
Assured Guaranty Co.*	5,237	154,806
Asta Funding Inc.	1,624	62,410
Bank Mutual Corp.	7,850	90,511
Banner Corporation	993	33,822
Biomed Realty Trust Inc	1,639	41,172
Brookline Bankcorp	8,794	101,219
Capital Lease Funding, Inc.	2,061	22,156
Columbia Banking System	1,928	56,394
Equity Inns, Inc.	6,614	148,154
Euronet Worldwide*	3,320	96,811
FBR Capital Markets Corp.*	6,442	108,870
First Niagara Financial Grp.	6,522	85,438
First State Bank Corporation	3,275	69,725
FirstFed Financial Corp.*	1,584	89,860
Greenhill & Co Inc.	699	48,028
Glacier Bancorp, Inc.	4,900	99,715
Highwoods Properties, Inc.	2,116	79,350
Ishares Russel Midcap	2,817	232,008
Ishares Russel Midcap	1,458	120,941
Iberia Bank Corp.	696	34,417
JER Investors Trust, Inc.	2,700	40,500
KNBT Bancorp, Inc.	5,308	78,028
Knight Capital Group, Inc.*	2,299	38,163
LandAmerica Financial Group	1,786	172,331
Lazard, Ltd. Cl A*	2,208	99,426
MAF Bancorp	2,602	141,185
Medical Properties Trust Inc	3,993	52,827
Meruelo Maddux Prop., Inc.*	5,539	45,198
Mid-America Apt. Communities	1,283	67,332
National Financial Partners	3,411	157,963
NewAlliance Bankshare	10,246	150,821
PHH Corp.*	4,845	151,212
Pennsylvania REIT	1,255	55,634
Phoenix Companies, Inc.	3,195	47,957
Provident Financial Services	3,388	53,395
Rait Finiancial Trust	1,520	39,550

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
Salary.com., Inc.*	2,613	31,356
Santander Bancorp	126	1,872
Sterling Financial Corp.	2,292	66,330
Sws Group, Inc.	4,191	90,609
Taylor Capital Gowth, Inc.	1,402	38,597
Tower Group, Inc.	2,557	81,568
Vintage Wine Trust, Inc.	10,760	75,320
Westamerica Bancorp	1,726	76,358
		3,777,338
HEALTHCARE (5.7%)
Alnylam Pharmaceuticals, Inc.*	944	14,339
Allscripts Healthcare Solution	3,849	98,073
American Medical Sys. Hldgs.*	2,032	36,657
Arthrocare Corp.*	1,211	53,175
DJ Orthopedics, Inc.*	2,573	106,188
Discovery Laboratories Inc*	21,584	61,083
Enzon, Inc.*	11,532	90,526
Genesis HealthCare Corp.*	1,010	69,104
Human Genome Sciences, Inc.*	5,022	44,796
Inverness Medical Innovations*	4,174	212,957
Keryx Biopharmaceuticals, Inc.	2,318	22,647
Kyphon, Inc.*	1,333	64,184
Myriad Genetics Inc.*	962	35,777
Psychiatric Solutions*	2,721	98,663
Rigel Pharmaceuticals, Inc.*	1,763	15,708
Sciele Pharma, Inc.*	1,071	25,233
Seattle Genetics, Inc.*	3,233	31,716
Theravance, Inc.*	1,754	56,128
Valeant Pharmaceuticals	3,209	53,558
		1,190,512
INDUSTRIAL (23.7%)
Actuant Corp. Cl A	1,067	67,285
Affymetrix, Inc.*	2,496	62,125
Agnico-Eagle Mines, Ltd.	4,204	153,446
Alaska Air Group, Inc.*	3,521	98,095
Allis-Chalmers Corp*	14,493	333,194
Apogee Enterprises, Inc.	1,936	53,860
Baldor Electric Company	4,343	214,023

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Benchmark Electronics*	1,301	29,429
Bronco Drilling Co., Inc.*	7,555	123,978
Bucyrus International , Inc.	836	59,172
CF Industries Holdings	1,265	75,761
Chaparral Steel Co.	2,263	162,642
Curtis Wright Corp. Cl B	1,424	66,373
Diodes, Inc.*	1,529	63,866
DXP Enterprises Inc.*	803	34,328
Eclipsys Corp.*	676	13,385
FLIR Systems Inc.*	3,582	165,668
Felcor Lodging Trust, Inc.	1,805	46,984
Flotek Industries, Inc.*	2,829	169,485
General Cable Corp.*	4,415	334,436
Genesee & Wyoming, Inc. Cl A*	5,240	156,362
Granite Construction	2,978	191,128
Hub Group, Inc. Cl A*	2,373	83,435
Harmonic, Inc.*	7,887	69,958
Healthcare Services Group	2,006	59,177
Heelys, Inc.*	1,901	49,160
Heidrick & Struggles Intl Inc*	1,584	81,164
ICO, Inc.*	7,056	74,582
Integra Lifesciences Corp.*	1,548	76,502
Interline Brands, Inc.*	2,048	53,412
JetBlue Airways Corp*	5,920	69,560
Jos A Bank Clothiers*	1,321	54,782
Ladish Co Inc*	3,763	161,809
Landauer, Inc.	962	47,379
Levitt Corporation	4,143	39,068
Littelfuse, Inc.*	3,822	129,069
Live Nation Inc*	5,918	132,445
Magellan Health Services, Inc.	2,784	129,372
Miller (Herman), Inc.	1,778	56,185
Prepaid Legal Service, Inc.*	525	33,763
RBC Bearings Inc*	962	39,683
RTI International Metals Inc*	1,284	96,775
Sauer-Danfoss Inc.	4,162	123,861
Siligan Holdings, Inc.	2,959	163,574
Texas Industries, Inc.	1,746	136,904
Trico Marine Services, Inc.*	1,933	79,021
WMS Industries Inc*	1,672	48,239

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Waste Connections Inc.*	2,063	62,385
Wright Express Corp*	2,008	68,814
Zumiez, Inc.*	1,792	67,702
		4,962,805
TECHNOLOGY (15.0%)
Activision, Inc.*	3,475	64,878
Agile Software Corp.*	4,186	33,739
Anixter International, Inc.*	1,420	106,798
Ansys, Inc.*	1,898	50,297
Arris Group, Inc.*	4,662	82,005
Aspen Technology, Inc.*	4,341	60,774
CDC Corp.-CL A*	8,008	67,347
Cirrus Logic, Inc.*	6,482	53,801
CommScope, Inc.*	6,566	383,126
Dot Hill Systems*	6,126	22,054
EFJ, Inc.*	7,029	37,886
Electronics For Imaging, Inc.*	2,785	78,593
Equinix Inc*	481	43,997
Exelixis, Inc*	2,159	26,124
FormFactor, Inc.*	1,559	59,710
Imation Corp.	1,429	52,673
Informatica Corp.*	8,125	120,006
Lin TV Corp.*	3,219	60,549
Marlin Business Services*	2,408	51,314
Medics Pharmaceutical Corp.	4,841	147,844
Micrel, Inc.	4,977	63,307
Microsemi Corp.*	4,932	118,121
Netlogic Microsystems, Inc.*	3,367	107,205
Parametric Technology Corp.*	2,962	64,009
Perot Systems Corp. Cl A*	2,885	49,160
Rightnow Tecnologies*	3,430	56,286
SPSS, Inc.*	1,263	55,749
Semtech Corp.*	1,667	28,889
Syniverse Holdings, Inc.*	7,419	95,408
Tech Data Corp.*	2,738	105,303
Technitrol, Inc.	3,634	104,187
Tibco Software, Inc.*	6,566	59,422
Trident Microsystems*	2,326	42,682

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Varian Semiconductor Equip.*	1,676	67,141
Viasat, Inc.*	4,895	157,130
Wabtech	2,785	101,736
Website Pros, Inc.*	2,400	22,608
aQuantive, Inc.*	3,637	232,041
		3,133,899
TELECOMMUNICATIONS (1.4%)
CT Communications, Inc.	2,162	65,963
Cincinnati Bell, Inc.*	8,757	50,615
Gray Television Inc.	8,119	75,263
Iowa Telecomunications Service	4,360	99,103
		290,944
UTILITIES (2.0%)
Avista Corp.	2,775	59,801
Black Hills Corp.	1,273	50,602
PNM Resources, Inc.	4,582	127,334
Sierra Pacific Resources*	5,149	90,416
Westar Energy, Inc.	3,636	88,282
		416,435

TOTAL COMMON STOCKS (Cost: $15,496,705) 90.7%		18,975,082

* Non-income producing security.

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.2%)
Quanta Capital Holdings	2,690	54,204

TOTAL PREFERRED STOCK (Cost: $67,250) 0.2%		54,204

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.4%)
GSC Capital Corp.	7.25	7/15/2010	90,000	90,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 0.4%				90,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U,S. GOVERNMENT SECURITIES (5.9%)
Federal Home Loan Bank	4.80	7/2/2007	1,230,000	1,229,672

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,229,672) 5.9%				1,229,672

TOTAL INVESTMENTS (Cost: $16,883,627) 97.2%				20,348,958

OTHER NET ASSETS 2.8%				577,466

NET ASSETS 100.0%				$20,926,424

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

JUNE 30, 2007 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.3%)
Darling International Inc*	1,240	11,346
Georgia Gulf Corp.	606	10,975
Tetra Technologies*	822	17,714
		40,035
CONSUMER, CYCLICAL (16.1%)
AAR Corp*	1,069	35,288
Aaron Rents, Inc	596	17,403
ArvinMeritor, Inc.	1,378	30,592
California Pizza Kitchen Inc*	864	18,559
Crown Media Holdings Cl A*	761	5,479
Entravision Communications*	1,361	14,195
Gymboree Corp.*	560	22,070
Harris Interactive*	2,323	12,428
Hibbett Sporting Goods, Inc.*	840	22,999
Hudson Highland Group*	905	19,358
ICT Group, Inc.*	1,122	20,993
L-1 Identity Solutions Inc.*	870	17,792
Marten Transport Ltd*	460	8,285
Marvel Entertainment Inc*	637	16,231
Modine Manufacturing Co.	565	12,769
Payless Shoesource, Inc.*	856	27,007
Phillips Van Heusen Corp.	395	23,925
Pinnacle Entertainment, Inc.*	974	27,418
RC2 Corp.*	332	13,283
Rare Hospitality Int’l., Inc.*	448	11,993
Sonic Corp.*	1,358	30,039
Sunopta*	1,847	20,594
The Topps Company, Inc.	1,043	10,962
Tupperware Corp.	516	14,830
Tween Brands, Inc.*	459	20,471
Under Armour Inc - CL A*	261	11,915
Wolverine World Wide, Inc.	901	24,967
		511,845
CONSUMER, NON-CYCLICAL (5.7%)
Andersons Inc.	128	5,802
Alkermes, Inc.*	773	11,286
Chattem, Inc.*	134	8,493
Comsys ITPartners, Inc.*	518	11,816

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Dynamex, Inc.*	452	11,540
Forrester Research Inc*	811	22,813
Hologic, Inc.*	469	25,940
Longs Drug Stores Corp.	344	18,067
Mentor Corp.	756	30,754
Sovran Self-Storage, Inc.	200	9,632
Watson Wyatt Worldwide Inc	530	26,754
		182,897
ENERGY (2.8%)
Range Resources Corp.	1,664	62,250
T-3 Energy Services Inc.*	844	28,232
		90,482
FINANCIAL (8.3%)
Acadia Realty Trust	624	16,193
Argonaut Group, Inc.	667	20,817
Assured Guaranty Co.*	517	15,283
Biomed Realty Trust Inc	514	12,912
Euronet Worldwide*	1,089	31,755
Greenhill & Co Inc.	231	15,872
Glacier Bancorp, Inc.	663	13,492
Lazard, Ltd. Cl A*	723	32,557
National Financial Partners	634	29,361
NewAlliance Bankshare	901	13,263
Salary.com., Inc.*	848	10,176
Tower Group, Inc.	840	26,796
Westamerica Bancorp	560	24,774
		263,251
HEALTHCARE (9.4%)
Alnylam Pharmaceuticals, Inc.*	308	4,679
Allscripts Healthcare Solution	1,244	31,697
American Medical Sys. Hldgs.*	660	11,906
Arthrocare Corp.*	396	17,388
DJ Orthopedics, Inc.*	840	34,667
Human Genome Sciences, Inc.*	1,651	14,727
Inverness Medical Innovations*	1,007	51,377
Keryx Biopharmaceuticals, Inc.	758	7,406
Kyphon, Inc.*	435	20,945
Myriad Genetics Inc.*	314	11,678

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d)
Psychiatric Solutions*	891	32,308
Rigel Pharmaceuticals, Inc.*	581	5,177
Sciele Pharma, Inc.*	354	8,340
Seattle Genetics, Inc.*	1,061	10,408
Theravance, Inc.*	581	18,592
Valeant Pharmaceuticals	1,055	17,608
		298,903
INDUSTRIAL (28.3%)
Actuant Corp. Cl A	347	21,882
Affymetrix, Inc.*	819	20,385
Agnico-Eagle Mines, Ltd.	621	22,667
Allis-Chalmers Corp*	2,950	67,821
Baldor Electric Company	506	24,936
Bronco Drilling Co., Inc.*	1,247	20,463
Bucyrus International , Inc.	273	19,323
Curtis Wright Corp. Cl B	453	21,114
Diodes, Inc.*	502	20,969
DXP Enterprises Inc.*	240	10,260
Eclipsys Corp.*	227	4,495
FLIR Systems Inc.*	1,176	54,390
Flotek Industries, Inc.*	462	27,678
General Cable Corp.*	338	25,604
Genesee & Wyoming, Inc. Cl A*	1,171	34,943
Granite Construction	339	21,757
HUB Group, Inc. Cl A*	779	27,390
Harmonic, Inc.*	2,574	22,831
Heelys, Inc.*	608	15,723
Heidrick & Struggles Intl Inc*	518	26,542
ICO, Inc.*	2,318	24,501
Integra Lifesciences Corp.*	482	23,820
Interline Brands, Inc.*	665	17,343
JetBlue Airways Corp*	1,946	22,866
Jos A Bank Clothiers*	428	17,749
Ladish Co Inc*	728	31,304
Landauer, Inc.	292	14,381
Littelfuse, Inc.*	668	22,558
Live Nation Inc*	942	21,082
Magellan Health Services, Inc.	903	41,962

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Miller (Herman), Inc.	584	18,454
Prepaid Legal Service, Inc.*	159	10,225
RBC Bearings Inc*	311	12,829
RTI International Metals Inc*	419	31,580
WMS Industries Inc*	531	15,310
Waste Connections Inc.*	678	20,503
Wright Express Corp*	658	22,550
Zumiez, Inc.*	574	21,686
		901,869
TECHNOLOGY (19.7%)
Activision, Inc.*	1,131	21,116
Ansys, Inc.*	611	16,192
Arris Group, Inc.*	1,528	26,878
Aspen Technology, Inc.*	1,414	19,796
CDC Corp-CL A*	1,092	9,184
CommScope, Inc.*	714	41,662
EFJ, Inc.*	2,312	12,462
Equinix Inc*	156	14,269
Exelixis, Inc*	710	8,591
FormFactor, Inc.*	514	19,686
Informatica Corp.*	1,262	18,640
Lin TV Corp.*	714	13,430
Medics Pharmaceutical Corp.	1,575	48,101
Micrel, Inc.	1,636	20,810
Microsemi Corp.*	1,090	26,106
Netlogic Microsystems, Inc.*	1,087	34,610
Parametric Technology Corp.*	975	21,070
Rightnow Tecnologies*	1,128	18,510
SPSS, Inc.*	407	17,965
Syniverse Holdings, Inc.*	1,767	22,724
Tibco Software, Inc.*	739	6,688
Trident Microsystems*	396	7,267
Varian Semiconductor Equip.*	536	21,472
Viasat, Inc.*	1,587	50,943
Wabtech	916	33,461
aQuantive, Inc.*	1,194	76,177
		627,810

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (0.4%)
Gray Television Inc.	1,538	14,257
		14,257
UTILITIES (0.4%)
PNM Resources, Inc.	428	11,894
		11,894

TOTAL COMMON STOCKS (Cost: $2,862,606) 92.4%		2,943,243

TOTAL INVESTMENTS (Cost: $2,862,606) 92.4%		2,943,243

OTHER NET ASSETS 7.6%		240,367

NET ASSETS 100.0%		$3,183,610

* Non-income producing security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

JUNE 30, 2007 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.5%)
Schnitzer Steel Inds Inc -A	406	19,464
Cytec Industries, Inc.	686	43,746
Lubrizol Corp.	973	62,807
WCI Communications*	116	1,935
		127,952
CONSUMER, CYCLICAL (12.9%)
Audiovox Corp. Cl A*	3,891	50,466
Belo Corporation	1,981	40,789
CSK Auto Corp*	1,316	24,214
Casey’s General Stores, Inc.	650	17,719
Charming Shoppes, Inc.*	1,638	17,740
Crown Holdings, Inc.*	3,785	94,511
Hartmarx Corp.*	2,051	16,346
Landry’s Restaurant, Inc.	1,191	36,040
Lithia Motors, Inc. Cl A	113	2,863
Modine Manufacturing Co.	1,260	28,476
Pharmion Corp*	590	17,081
Payless Shoesource, Inc.*	796	25,114
Rent-A-Center, Inc.*	823	21,587
Tupperware Corp.	1,846	53,054
Wolverine World Wide, Inc.	1,154	31,977
		477,977
CONSUMER, NON-CYCLICAL (5.3%)
Boston Beer Co., Inc. Cl A*	369	14,520
Conmed Corp.*	358	10,482
Flowers Foods, Inc.	423	14,111
Great Atlantic & Pac. Tea, Inc	598	20,057
Longs Drug Stores Corp.	536	28,151
Mueller Industries, Inc.	1,504	51,798
Vector Group, Ltd.	2,496	56,235
		195,354
ENERGY (5.7%)
Aegean Marine Pretroleum*	995	18,935
CNX Gas Corp.*	1,473	45,074
Northwest Natural Gas	410	18,938
Range Resources Corp.	1,981	74,109

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d)
Superior Well Services Inc*	674	17,126
Unisource Energy Corp.	1,081	35,554
		209,736
FINANCIAL (25.6%)
AmericanWest Bancorp	757	13,800
Assured Guaranty Co.*	1,422	42,034
Asta Funding Inc.	720	27,670
Bank Mutual Corp.	3,111	35,870
Banner Corporation	360	12,262
Brookline Bankcorp	3,558	40,953
Capital Lease Funding, Inc.	809	8,697
Columbia Banking System	682	19,949
Equity Inns, Inc.	1,444	32,346
FBR Capital Markets Corp.*	2,385	40,307
First Niagara Financial Grp.	2,553	33,444
First State Bank Corporation	1,170	24,909
FirstFed Financial Corp.*	616	34,946
Glacier Bancorp, Inc.	1,162	23,647
Highwoods Properties, Inc.	820	30,750
ISHARES Russel Midcap	478	39,368
ISHARES Russel Midcap	210	17,420
Iberia Bank Corp.	275	13,599
JER Investors Trust, Inc.	964	14,460
KNBT Bancorp, Inc.	1,948	28,636
Knight Capital Group, Inc.*	922	15,305
LandAmerica Financial Group	717	69,183
MAF Bancorp	442	23,983
Medical Properties Trust Inc	1,549	20,493
Meruelo Maddux Prop., Inc.*	1,974	16,108
Mid-America Apt. Communities	516	27,080
National Financial Partners	571	26,443
NewAlliance Bankshare	2,997	44,116
PHH Corp.*	823	25,686
Pennsylvania REIT	507	22,475
Phoenix Companies, Inc.	1,273	19,108
Provident Financial Services	664	10,465
Rait Finiancial Trust	547	14,233
Santander Bancorp	21	312

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
Sterling Financial Corp.	892	25,814
Sws Group, Inc.	1,663	35,954
Taylor Capital Gowth, Inc.	553	15,224
		947,049
HEALTHCARE (2.5%)
Discovery Laboratories Inc*	7,951	22,501
Enzon, Inc.*	4,516	35,451
Genesis HealthCare Corp.*	171	11,700
Inverness Medical Innovations*	421	21,479
		91,131
INDUSTRIAL (22.4%)
Agnico-Eagle Mines, Ltd.	916	33,434
Alaska Air Group, Inc.*	1,300	36,218
Allis-Chalmers Corp*	2,175	50,003
Apogee Enterprises, Inc.	696	19,363
Baldor Electric Company	1,087	53,567
Benchmark Electronics*	513	11,604
Bronco Drilling Co., Inc.*	1,388	22,777
CF Industries Holdings	452	27,070
Chaparral Steel Co.	884	63,533
Felcor Lodging Trust, Inc.	708	18,429
Flotek Industries, Inc.*	535	32,052
General Cable Corp.*	1,249	94,612
Genesee & Wyoming, Inc. Cl A*	615	18,352
Granite Construction	760	48,777
Healthcare Services Group	801	23,630
Ladish Co Inc*	556	23,908
Levitt Corporation	704	6,639
Littelfuse, Inc.*	700	23,639
Live Nation Inc*	1,188	26,587
Sauer-Danfoss Inc.	1,485	44,194
Siligan Holdings, Inc.	1,162	64,235
Texas Industries, Inc.	678	53,162
Trico Marine Services, Inc.*	748	30,578
		826,363
TECHNOLOGY (12.3%)
Agile Software Corp.*	1,626	13,106

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Anixter International, Inc.*	558	41,967
CDC CORP-CL A*	1,718	14,448
Cirrus Logic, Inc.*	2,394	19,870
CommScope, Inc.*	1,707	99,603
Dot Hill Systems*	1,041	3,748
Electronics For Imaging, Inc.*	1,090	30,760
Imation Corp.	570	21,010
Informatica Corp.*	932	13,766
Lin TV Corp.*	379	7,129
Marlin Business Services*	952	20,287
Microsemi Corp.*	626	14,993
Perot Systems Corp. Cl A*	1,133	19,306
Semtech Corp.*	658	11,403
Syniverse Holdings, Inc.*	812	10,442
Tech Data Corp.*	1,070	41,152
Technitrol, Inc.	1,339	38,389
Tibco Software, Inc.*	1,652	14,951
Trident Microsystems*	437	8,019
Website Pros, Inc.*	942	8,874
		453,223
TELECOMMUNICATIONS (2.6%)
CT Communications, Inc.	866	26,422
Cincinnati Bell, Inc.*	3,437	19,866
Gray Television Inc.	1,214	11,254
Iowa Telecomunications Service	1,711	38,891
		96,433
UTILITIES (4.0%)
Avista Corp.	1,107	23,856
Black Hills Corp.	497	19,756
PNM Resources, Inc.	1,214	33,737
Sierra Pacific Resources*	1,898	33,329
Westar Energy, Inc.	1,452	35,251
		145,929

TOTAL COMMON STOCKS (Cost: $3,519,985) 96.8%		3,571,147

TEMPORARY CASH INVESTMENTS** (Cost: 100,000) 2.7%		100,000

TOTAL INVESTMENTS (Cost: $3,619,985) 99.5%		3,671,147

OTHER NET ASSETS 0.5%		22,496

NET ASSETS 100.0%		$3,693,643

* Non-income producing security.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2007 was 4.88%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

JUNE 30, 2007 (Unaudited)

	Rating *	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.0%)
U.S. Treasury Note	AAA	4.75	5/15/2014	5,000,000	4,937,500
U.S. Treasury Strip	AAA	0.00	2/15/2017	2,500,000	1,537,218
U.S. Treasury Strip	AAA	0.00	8/15/2021	3,000,000	1,431,396
U.S. Treasury Strip	AAA	0.00	2/15/2018	1,500,000	870,530
					8,776,644
U.S. GOVERNMENT AGENCIES (52.1%)
MORTGAGE-BACKED OBLIGATIONS (35.8%)
FHARM	AAA	5.48	5/1/2037	599,059	591,910
FHARM	AAA	5.27	4/1/2037	591,110	582,930
FHLMC	AAA	4.00	10/15/2026	650,000	632,526
FHLMC	AAA	5.43	4/1/2037	597,930	592,569
FHLMC	AAA	5.00	2/1/2026	618,006	588,777
FHLMC	AAA	5.00	6/15/2017	500,000	489,245
FHLMC	AAA	5.79	3/1/2037	348,056	344,916
FHLMC	AAA	6.00	7/15/2029	307,687	307,178
FNMA	AAA	5.50	6/1/2037	498,646	480,939
FNMA	AAA	6.00	5/1/2037	337,413	332,585
FNMA	AAA	6.00	4/1/2037	592,218	583,745
FNMA	AAA	5.50	9/1/2034	999,129	967,342
FNMA	AAA	5.50	9/1/2034	874,484	846,662
FNMA	AAA	5.00	6/1/2033	785,161	739,595
FNMA	AAA	5.00	11/1/2033	576,378	542,928
FNMA	AAA	4.50	6/1/2019	531,469	505,652
FNMA	AAA	6.00	10/1/2034	449,656	446,357
FNMA	AAA	6.00	1/1/2025	423,172	423,589
FNMA	AAA	5.00	9/1/2035	438,952	412,415
FNMA	AAA	5.00	10/1/2020	402,097	388,870
FNMA	AAA	5.50	10/1/2033	400,174	387,726
FNMA	AAA	5.00	12/1/2025	396,165	377,324
FNMA	AAA	6.00	12/1/2036	381,178	377,312
FNMA	AAA	6.00	9/1/2034	375,239	372,486
FNMA	AAA	5.50	11/1/2026	377,343	367,524
FNMA	AAA	5.50	8/1/2035	377,331	364,853
FNMA	AAA	6.50	9/1/2036	356,806	361,321
FNMA	AAA	6.00	11/1/2034	353,668	351,074
FNMA	AAA	5.50	11/1/2035	361,213	349,269

	Rating *	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d)
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	5.00	4/1/2035	358,464	336,793
FNMA	AAA	5.50	8/1/2025	340,801	332,591
FNMA	AAA	5.00	4/1/2018	341,966	331,745
FNMA	AAA	6.00	1/1/2037	325,331	322,031
FNMA	AAA	6.00	5/1/2033	317,224	315,364
FNMA	AAA	5.00	12/1/2020	319,461	308,952
FNMA	AAA	5.50	4/1/2035	315,427	304,997
FNMA	AAA	5.00	10/1/2025	317,893	302,774
FNMA	AAA	4.00	5/1/2019	323,335	300,034
FNMA	AAA	5.50	7/1/2034	308,585	298,767
FNMA	AAA	5.50	7/1/2033	295,270	286,085
FNMA	AAA	5.50	3/1/2024	291,808	285,115
FNMA	AAA	4.50	6/1/2019	298,896	284,376
FNMA	AAA	6.00	4/1/2023	273,697	274,358
FNMA	AAA	4.50	6/1/2034	292,685	266,633
FNMA	AAA	4.50	5/1/2019	268,094	255,070
FNMA	AAA	6.00	5/1/2023	233,569	234,134
FNMA	AAA	5.50	9/1/2025	233,003	227,389
FNMA	AAA	5.00	6/1/2035	241,516	226,915
FNMA	AAA	5.50	9/1/2034	229,811	222,499
FNMA	AAA	5.50	2/1/2035	228,591	221,318
FNMA	AAA	6.50	7/1/2034	215,543	218,661
FNMA	AAA	5.00	3/1/2024	228,880	218,511
FNMA	AAA	4.50	5/1/2018	215,198	205,048
FNMA	AAA	5.00	9/1/2020	206,999	200,189
FNMA	AAA	6.00	2/25/2047	194,951	195,385
FNMA	AAA	5.50	2/1/2035	198,396	191,836
FNMA	AAA	5.00	4/1/2034	195,115	183,590
FNMA	AAA	5.50	9/1/2033	178,835	173,272
FNMA	AAA	4.50	12/1/2018	181,331	172,778
FNMA	AAA	5.50	3/1/2034	165,857	160,697
FNMA	AAA	5.00	3/1/2034	169,162	159,345
FNMA	AAA	5.00	9/1/2018	159,198	154,440
FNMA	AAA	5.50	10/1/2034	159,414	154,342
FNMA	AAA	6.50	9/1/2034	138,883	140,892

	Rating *	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d)
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	4.50	5/1/2034	148,552	135,329
FNMA	AAA	5.50	9/1/2019	122,591	121,058
FNMA	AAA	5.00	4/1/2034	123,154	115,879
FNMA	AAA	5.50	3/1/2034	97,856	94,812
FNMA	AAA	4.50	2/1/2019	97,447	92,714
FNMA	AAA	6.50	6/1/2017	74,500	76,070
FNMA	AAA	6.50	7/1/2032	65,448	66,607
FNMA	AAA	6.50	5/1/2032	55,638	56,624
FNMA	AAA	6.50	5/1/2032	55,517	56,500
FNMA	AAA	6.00	5/1/2032	55,248	54,992
FNMA	AAA	6.00	4/1/2032	48,004	47,781
FNMA	AAA	7.00	4/1/2032	44,933	46,543
FNMA	AAA	5.50	6/1/2017	44,615	44,118
FNMA	AAA	6.00	4/1/2032	41,777	41,584
FNMA	AAA	6.50	4/1/2032	38,141	38,816
FNMA	AAA	7.50	2/1/2032	27,745	28,958
FNMA	AAA	6.00	3/1/2032	27,026	26,918
FNMA	AAA	6.50	3/1/2017	24,488	25,004
FNMA	AAA	5.50	5/1/2017	20,138	19,913
FNMA	AAA	5.50	4/1/2017	18,418	18,213
FNMA	AAA	5.50	5/1/2017	17,835	17,637
FNMA	AAA	7.00	11/1/2031	16,315	16,910
FNMA	AAA	7.50	4/1/2032	15,103	15,734
FNMA	AAA	7.00	9/1/2031	14,629	15,162
FNMA	AAA	7.50	6/1/2032	12,883	13,421
FNMA	AAA	8.00	4/1/2032	11,783	12,414
FNMA	AAA	6.50	5/1/2017	11,338	11,576
FNMA	AAA	6.50	9/1/2016	10,351	10,578
FNMA	AAA	8.00	3/1/2031	8,866	9,340
FNMA	AAA	7.50	6/1/2031	8,552	8,932
FNMA	AAA	7.00	6/1/2032	3,507	3,633
FNMA	AAA	8.00	4/1/2032	2,997	3,158
GNMA (1)	AAA	6.27	10/16/2027	2,000,000	2,041,138
GNMA (1)	AAA	6.50	10/15/2031	25,893	26,435
GNMA (1)	AAA	7.00	5/15/2031	17,032	17,746

	Rating *	Rate(%)	Maturity	Face Amount($)	Value($)

LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d)
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
GNMA (1)	AAA	6.50	12/15/2031	8,661	8,842
GNMA (1)	AAA	6.50	5/15/2032	8,650	8,823
GNMA (1)	AAA	7.00	9/15/2031	7,184	7,486
GNMA (1)	AAA	6.50	4/15/2031	5,599	5,716
GNMA (1)	AAA	7.00	5/15/2032	4,941	5,149
GNMA (1)	AAA	7.00	9/15/2031	751	782
					26,045,590
NON-MORTGAGE-BACKED OBLIGATION (16.3%)
FHLB	AAA	4.88	8/16/2010	1,000,000	990,895
FHLMC	AAA	5.20	3/5/2019	3,000,000	2,882,988
FHLMC	AAA	4.38	7/17/2015	1,250,000	1,166,355
FNMA	AAA	4.63	10/15/2013	5,000,000	4,804,150
FNMA	AAA	4.13	4/15/2014	1,150,000	1,069,024
FNMA	AAA	3.25	2/15/2009	1,000,000	969,578
					11,882,990
BASIC MATERIALS (1.7%)
International Paper Co.	BBB	4.25	1/15/2009	250,000	244,988
Lubrizol Corp.	BBB-	5.50	10/1/2014	250,000	239,532
Monsanto Co.	A-	4.00	5/15/2008	250,000	246,884
PolyOne Corp.	B+	7.50	12/15/2015	250,000	231,250
Worthington Industries, Inc.	BBB	6.70	12/1/2009	250,000	254,527
					1,217,181
CONSUMER, CYCLICAL (7.2%)
Belo Corporation	BBB-	8.00	11/1/2008	250,000	256,716
Black & Decker Corp.	BBB	4.75	11/1/2014	250,000	228,618
Comcast Cable Comm	BBB+	6.20	11/15/2008	250,000	251,984
Coors Brewing Co	BBB	6.38	5/15/2012	250,000	255,991
Cox Comm, Inc. Cl A	BBB-	3.88	10/1/2008	250,000	244,846
Daimlerchrysler	BBB	4.05	6/4/2008	100,000	98,597
Dow Jones & Co.	BBB	3.88	2/15/2008	100,000	99,005
Ethan Allen Interiors	A-	5.38	10/1/2015	250,000	233,458
Fortune Brands, Inc.	BBB	4.88	12/1/2013	200,000	186,800
Fruit of the Loom (2)	NR	7.38	11/15/2023	69,034	7
Home Depot, Inc.	A+	5.40	3/1/2016	250,000	234,348
Johnson Controls, Inc.	A-	4.88	9/15/2013	250,000	237,802

	Rating *	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d)
Kellwood, Co.	BB	7.88	7/15/2009	250,000	255,642
Leggett & Platt	A	4.70	4/1/2013	250,000	235,295
May Dept Stores Co.	BBB	4.80	7/15/2009	250,000	245,226
Newell Rubbermaid	BBB+	4.63	12/15/2009	500,000	490,887
Pulte Homes, Inc.	BBB	4.88	7/15/2009	250,000	245,974
RadioShack Corp.	BB	7.38	5/15/2011	250,000	258,452
Scholastic Corp.	BB	5.00	4/15/2013	250,000	219,653
Stanley Works	A	3.50	11/1/2007	250,000	248,350
Target Corp.	A+	5.38	6/15/2009	250,000	249,958
Wendy’s International, Inc.	BB-	6.25	11/15/2011	200,000	195,000
Whirlpool Corp.	BBB	6.50	6/15/2016	250,000	250,659
					5,223,268
CONSUMER, NON-CYCLICAL (2.7%)
CVS Corp.	BBB+	6.13	8/15/2016	250,000	247,834
Hershey Food Corp.	A+	4.85	8/15/2015	250,000	234,790
Kellogg Co.	BBB+	2.88	6/1/2008	250,000	243,970
Kraft Foods Inc.	A-	5.25	10/1/2013	250,000	240,393
Kroger Co.	BBB-	4.95	1/15/2015	250,000	230,815
PepsiAmericas, Inc.	A	6.38	5/1/2009	250,000	253,764
Sara Lee Corp.	BBB+	6.25	9/15/2011	250,000	254,362
Wal-Mart Stores, Inc.	AA	6.88	8/10/2009	250,000	257,817
					1,963,745
ENERGY (2.3%)
Anadarko Petroleum	BBB-	3.25	5/1/2008	250,000	245,161
Diamond Offshore Drilling	A-	4.88	7/1/2015	250,000	231,455
Noble Corporation	A-	7.50	3/15/2019	250,000	265,585
PPL Energy Supply LLC	BBB	5.70	10/15/2015	250,000	241,426
Premco Refining Group	BBB	7.50	6/15/2015	250,000	257,756
Sunoco, Inc.	BBB	4.88	10/15/2014	250,000	232,781
Weatherford Enterra, Inc.	BBB+	5.50	2/15/2016	250,000	238,922
					1,713,086
FINANCIAL (8.9%)
American Express Credit Corp.	A+	3.00	5/16/2008	250,000	244,988
American Honda Fin.	A+	3.85	11/6/2008	250,000	244,962
Berkshire Hathaway Fin	AAA	4.20	12/15/2010	250,000	241,058
Brandywine Realty Tr.	BBB-	4.50	11/1/2009	250,000	244,197

	Rating *	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d)
Capital One Bank	A-	5.75	9/15/2010	250,000	251,184
Colonial Properties Tr.	BBB-	4.80	4/1/2011	200,000	192,796
Deere Capital Corp.	A	3.90	1/15/2008	500,000	496,091
Developers Divers Rlty.	BBB	5.00	5/3/2010	200,000	196,493
First Tennessee Natl. Bank	BBB+	4.50	5/15/2013	500,000	465,383
FleetBoston Finl Group	AA	3.85	2/15/2008	250,000	247,540
Ford Motor Credit Co.	B	7.38	10/28/2009	250,000	248,164
Fst Hor MtgTr	AAA	5.00	6/25/2033	452,074	447,673
GATX Financial Corp.	BBB+	5.13	4/15/2010	150,000	148,097
GE Capital Corp.	AAA	5.45	1/15/2013	500,000	494,786
GMAC	BB+	0.00	12/1/2012	500,000	335,429
Goldman Sachs Group, Inc.	AA-	3.88	1/15/2009	250,000	244,905
Lehman Brothers Hlds.	A+	4.00	1/22/2008	250,000	247,894
Markel Corp.	BBB-	6.80	2/15/2013	150,000	153,237
Markel Corp.	BBB-	7.00	5/15/2008	100,000	100,864
Natl Rural Utls. Coop. Fin.	A+	3.88	2/15/2008	250,000	247,521
Roslyn Bancorp, Inc.	BBB-	7.50	12/1/2008	250,000	255,368
SLM Corp.	BBB+	4.00	1/15/2009	250,000	240,207
Shurgard Storage Centers	A-	7.75	2/22/2011	250,000	266,947
Wells Fargo & Company	AA+	3.50	4/4/2008	250,000	246,391
					6,502,175
HEALTHCARE (1.3%)
Allergan, Inc.	A	5.75	4/1/2016	250,000	248,620
Laboratory Corp. of America	BBB	5.50	2/1/2013	250,000	240,845
WellPoint, Inc.	BBB+	4.25	12/15/2009	250,000	242,164
Wyeth	A+	5.50	3/15/2013	250,000	247,386
					979,015
INDUSTRIAL (4.7%)
Avery Dennison Corp.	A-	4.88	1/15/2013	250,000	238,181
Bunge, Ltd.	BBB-	5.35	4/15/2014	250,000	237,489
Deluxe Corp.	BB-	3.50	10/1/2007	250,000	247,500
Donnelley R.R. & Sons	BBB+	4.95	4/1/2014	250,000	228,392
Fisher Scientific Intl.	BBB	6.13	7/1/2015	250,000	245,478
Lafarge Corp.	BBB	6.50	7/15/2008	200,000	201,517
Masco Corp.	BBB+	5.88	7/15/2012	200,000	198,361
Nissan Mtr Accep Corp	BBB+	5.63	3/14/2011	250,000	248,501

	Rating *	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
INDUSTRIAL (Cont’d)
Seariver Maritime	AAA	0.00	9/1/2012	1,000,000	760,557
Southwest Airlines Co.	A	5.25	10/1/2014	250,000	236,655
Steelcase	BBB-	6.50	8/15/2011	250,000	252,844
Union Pacific Corp.	BBB	6.13	1/15/2012	300,000	303,904
					3,399,379
TECHNOLOGY (0.7%)
Arrow Electronics	BBB-	6.88	6/1/2018	250,000	254,681
Cisco Systems, Inc.	A+	5.25	2/22/2011	250,000	248,501
					503,182
TELECOMMUNICATIONS (1.0%)
Alltel Corp.	BB	7.00	3/15/2016	250,000	219,079
Nextel Communications, Inc.	BBB	5.25	1/15/2010	250,000	248,438
Verizon Global	A	4.00	1/15/2008	250,000	248,148
					715,665
UTILITIES (1.6%)
Duke Energy Corp.	A	4.50	4/1/2010	250,000	243,748
Kinder Morgan	BB-	5.15	3/1/2015	250,000	227,898
Pepco Holdings, Inc.	BBB-	4.00	5/15/2010	200,000	191,418
Progress Energy, Inc.	BBB+	5.25	12/15/2015	250,000	240,670
Virginia Elect.& Pwr.	BBB	4.50	12/15/2010	250,000	242,528
					1,146,262

TOTAL LONG-TERM DEBT SECURITIES (Cost: $72,146,023) 96.2%					70,068,182

	Rating *	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.6%)
Eaton Corp	A-1	5.34	7/2/2007	1,400,000	1,399,585
General Electric Capital Corp.	A-1+	5.25	7/12/2007	940,000	938,355
					2,337,940

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,337,939) 3.2%					2,337,940

TEMPORARY CASH INVESTMENTS** (Cost: 271,500) 0.4%					271,500

TOTAL INVESTMENTS (Cost: $74,755,462) 99.8%					72,677,622

OTHER NET ASSETS 0.2%					151,806

NET ASSETS 100.0%					$72,829,428

Abbreviations:	FHARM= Federal Home Adjustable Rate Mortgage

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA= Government National Mortgage Association

FHLB = Federal Home Loan Bank

NR = Not Rated

(1) U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated or below-investment grade was $2,102,645, or 2.0% of the Fund’s total investments as of June 30, 2007.

* Ratings as per Standard & Poor’s Corporation.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash,  subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2007 was 4.88%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

JUNE 30, 2007 (Unaudited)

	Rating *	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (100.1%)
7 - Eleven Inc	A-1+	5.25	7/17/2007	1,400,000	1,396,527
7 - Eleven Inc	A-1+	5.22	7/11/2007	500,000	499,199
7 - Eleven Inc	A-1+	5.23	7/13/2007	500,000	499,052
7 - Eleven Inc	A-1+	5.25	7/13/2007	423,000	422,196
Abbott Labs	A-1+	5.24	7/6/2007	1,600,000	1,598,600
Abbott Labs	A-1+	5.23	7/6/2007	1,000,000	999,125
Abbott Labs	A-1+	5.30	7/16/2007	350,000	349,175
Alabama Power Co.	A-1	5.30	7/5/2007	2,800,000	2,797,938
American Express Credit Corp.	A-1	5.24	7/16/2007	2,500,000	2,494,153
American Express Credit Corp.	A-1	5.25	7/13/2007	300,000	299,430
Anheuser-Busch Co.	A-1	5.25	7/12/2007	2,800,000	2,795,099
Caterpillar, Inc.	A-1	5.27	7/6/2007	2,800,000	2,797,538
Coca-Cola Company	A-1	5.23	7/20/2007	1,100,000	1,096,799
Coca-Cola Company	A-1	5.22	7/13/2007	661,000	659,749
Coca-Cola Company	A-1	5.23	8/28/2007	602,000	596,838
Coca-Cola Company	A-1	5.23	7/13/2007	455,000	454,137
Colgate-Palmolive Corp	A-1+	5.22	7/30/2007	2,900,000	2,887,383
Danaher Corp	A-1	5.40	7/2/2007	2,900,000	2,899,130
Dover Corp	A-1	5.26	7/24/2007	2,800,000	2,790,167
DuPont EI Nemour (Res)	A-1	5.22	7/27/2007	1,900,000	1,892,560
DuPont EI Nemour (Res)	A-1	5.22	7/30/2007	1,030,000	1,025,513
Eaton Corp	A-1	5.25	7/31/2007	2,800,000	2,787,334
Emerson Electric	A-1	5.26	7/25/2007	1,800,000	1,793,423
Emerson Electric	A-1	5.26	7/24/2007	619,000	616,828
Emerson Electric Co.	A-1	5.24	7/9/2007	373,000	372,511
Executive Jets Inc.	A-1+	5.24	7/11/2007	1,500,000	1,497,595
Florida Power & Light	A-1	5.30	7/19/2007	2,850,000	2,842,026
General Elec Cap Corp.	A-1+	5.25	7/30/2007	200,000	199,122
General Electric Capital Corp.	A-1+	5.25	7/16/2007	1,000,000	997,663
General Electric Capital Corp.	A-1+	5.24	8/3/2007	700,000	696,531
General Electric Capital Corp.	A-1+	5.24	7/6/2007	500,000	499,561
General Electric Capital Corp.	A-1+	5.27	7/19/2007	500,000	498,609
Hershey Foods	A-1	5.24	7/3/2007	2,800,000	2,798,776
IBM Capital, Inc.	A-1	5.25	7/26/2007	2,800,000	2,789,377
Kimberly Clark WW	A-1+	5.23	8/10/2007	1,715,000	1,704,782
Kimberly Clark WW	A-1+	5.22	7/31/2007	1,200,000	1,194,605

	Rating *	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d)
Lowe’s Companies, Inc.	A-1	5.35	7/2/2007	2,900,000	2,899,138
Madison Gas & Electric	A-1+	5.27	7/16/2007	1,000,000	997,657
Mccormick & Company	A-1	5.26	7/18/2007	572,000	570,495
Mccormick & Company	A-1	5.20	8/17/2007	310,000	307,828
Medtronic, Inc.	A-1+	5.30	7/6/2007	2,000,000	1,998,233
Minnesota Mining & Mfg. Co.	A-1+	5.28	7/12/2007	1,500,000	1,497,359
Minnesota Mining & Mfg. Co.	A-1+	5.25	7/27/2007	1,000,000	996,062
Minnesota Mining & Mfg. Co.	A-1+	5.30	7/6/2007	410,000	409,638
Nstar Electric Company	A-1	5.27	7/3/2007	2,800,000	2,798,769
National Rural Utilities	A-1	5.24	7/9/2007	1,600,000	1,597,896
National Rural Utilities	A-1	5.25	7/6/2007	1,100,000	1,099,033
Nestle Capital Corp.	A-1+	5.20	7/12/2007	1,700,000	1,697,041
Nestle Capital Corp.	A-1+	5.22	9/7/2007	1,100,000	1,088,820
New Jersey Natural Gas	A-1	5.28	7/10/2007	2,800,000	2,795,891
Novartis Finance	A-1+	5.24	7/2/2007	2,800,000	2,799,184
PepsiCo Inc.	A-1	5.26	7/10/2007	2,800,000	2,795,904
Pitney Bowes	A-1	5.25	7/17/2007	2,850,000	2,842,932
Sysco Corp	A-1+	5.24	9/24/2007	2,200,000	2,172,128
Sysco Corp	A-1+	5.24	8/21/2007	600,000	595,453
Siemens Capital C0. LLC	A-1+	5.29	7/24/2007	1,900,000	1,893,298
Siemens Capital C0. LLC	A-1+	5.42	7/2/2007	1,000,000	999,699
Target Corporation	A-1	5.26	7/9/2007	2,221,000	2,218,076
Target Corporation	A-1	5.29	7/2/2007	600,000	599,824
Toyota Motor Credit Corp.	A-1+	5.24	7/5/2007	1,870,000	1,868,637
Toyota Motor Credit Corp.	A-1+	5.25	7/3/2007	1,000,000	999,563
Unilever Capital	A-1	5.35	7/2/2007	2,766,000	2,765,179
Wal-Mart Stores	A-1+	5.22	8/7/2007	2,200,000	2,187,873
XTRA, Inc.	A-1+	5.26	7/3/2007	1,800,000	1,799,208
XTRA, Inc.	A-1+	5.28	7/3/2007	1,000,000	999,560

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $100,829,909) 100.1%	100,829,429

TOTAL INVESTMENTS (Cost: $100,829,909) 100.1%	100,829,429

OTHER NET ASSETS -0.1%	(99,273)

NET ASSETS 100.0%	$100,730,156

*  Ratings as per Standard & Poor’s Corporation.

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.      PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)     The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

Attached hereto:

(a)	(1) Not applicable to semi-annual report.
(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 6, 2007

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: September 6, 2007